UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: April 1, 2016 to September 30, 2016

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
September 30, 2016
Classes A, I, P*, R6 and SMA
Fixed-Income Fund
■
Voya Investment Grade Credit Fund

*Patent Pending
E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.
PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Fund. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

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President’s Letter

Economic growth, interest rates and the president-elect
Dear Shareholder,
Speculation about a December interest rate hike began almost immediately after the U.S. Federal Reserve Board’s (“Fed”) decision to keep rates unchanged in September. Regardless of what the Fed announces in December, we believe the more significant story is that unconventional policy tools are here to stay. During September, the European Central Bank (“ECB”) expressed reluctance to commit to new stimulus, saying it would reassess its bond-buying program to ensure it didn’t run out of assets to purchase or hurt banks with negative interest rates. Faced with upset in the financial markets, however, the ECB recanted and declared it stood ready to boost bond buying if needed.
Central bank struggles to induce demand and inflation through monetary policy may pave the way for fiscal stimulus, which is on the table again after nearly a decade of austerity. Japan has introduced a stimulus plan worth 28 trillion yen, and fiscal spending is an agenda item for the U.S. president-elect. Enhancing economic growth will be difficult regardless of the president’s approach, and generating investment returns may become more challenging.
As we await future Fed decisions, the international economic landscape of negative rates and intermittent volatility may ignite concerns to take action. Against this backdrop, investors should prepare for the unexpected as they seek to reach their goals. At Voya Investment Management, we believe the best way to mitigate these unknowns is to hold a broadly diversified portfolio and maintain a disciplined approach to investing. Before you make any changes to your portfolio, seek advice from your investment advisor.
We seek to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
October 25, 2016
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

Market Perspective: Six Months Ended September 30, 2016

Our fiscal year started with global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, having risen nearly 12% in the previous seven weeks. With some turmoil along the way, the Index managed to build on this gain to end up 6.11% for the fiscal half-year. (The Index returned 5.92% for the six-months ended September 30, 2016, measured in U.S. dollars.)
Intensifying global concerns had driven down the prices of risk assets well into February. The U.S. Federal Open Market Committee (“FOMC”) had started raising interest rates in December with the prospect of more to come in 2016. However, in the U.S., apart from employment, economic progress looked sluggish. The outlook was no better in the rest of the developed world where negative bond yields were increasingly common, created by central banks in Europe and Japan, even as the FOMC seemed headed in the opposite direction. This “policy divergence” among increasingly powerless central banks was surely untenable.
China was an ongoing concern with declining growth, policy missteps including a bungled currency devaluation and ballooning debt. Energy and commodities prices were falling, adding to deflationary pressures.
Many indices seemed to reach their nadir on February 11 before rebounding. There was no specific catalyst evident. At around this time the FOMC was toning down its expectations for further interest rate increases and signs of stabilization in China were emerging. Some major oil producing nations announced their intent to restrict output, which might put a floor under oil prices.
It is a measure of the changed market sentiment in the new fiscal year that when the talks among major oil producers to curtail production collapsed in mid-April, an immediate 7% fall in the price of a barrel of oil was recovered within a day.
In fact, the financial press at this time made much of the uncertainties surrounding markets, not least the uncertainty of sentiment itself. The Wall Street Journal in May wrote about the “contradictions and confusion” involved in the recent rally in risk assets, citing years of distortive central bank stimulus. Bloomberg frequently commented on the mounting trillions of dollars’ worth of investment grade bonds carrying negative yields.
Still, by the end of May, the domestic economy was delivering some more encouraging data. For the latest month, retail sales rose 1.3%; consumer prices rose 0.4%, the most in more than three years; housing starts jumped 6.6%; and industrial production rose 0.7%.
FOMC officials started talking about two to three rate increases in 2016, as faint U.S. gross domestic product growth in late 2015 and early 2016 would soon improve and employment was nearly full.
A surprisingly weak U.S. employment report on June 3 put paid to a rate increase that month. But worse was to come. On June 23, the British electorate unexpectedly voted to leave the European Union (“EU”). The strident voices of anti-globalization in other EU countries were likely to demand their own referendum. The potential disintegration of the world’s largest trading block had alarming implications for global demand and investment. Yet an initial 6% drop in the Index was mostly reversed by month end.
Indeed, the prices of risk assets resumed their recovery; the Index rose 4.56% in the two months through August. Perhaps some investors felt that central banks would intensify their monetary stimulus. If so, the U.S. still seemed to be moving in the opposite direction. Two strong employment reports took the unemployment rate below 4.9%. Core inflation was holding above 2%. Slim second quarter annualized growth of just 1.1% in gross domestic product concealed real final sales growth of 2.4%. By the end of August, Federal Reserve Vice Chair Stanley Fischer was again raising the prospect of two interest rate increases before year end. In the event the FOMC did not act in September in the wake of a less strong employment report and listless purchasing managers’ indices, but gave a broad hint that they would do so in December.
In U.S. fixed income markets, the Bloomberg Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) gained 2.68% in the fiscal half-year. The Bloomberg Barclays U.S. Treasury Bond sub-index added 1.81%, but its long-term subsector advanced 6.06% as the yield curve flattened. Indices of riskier classes generally outperformed Treasuries. The Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index rose 5.03%; the Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) soared 11.38%.
U.S. equities, represented by the S&P 500® index including dividends, rose 6.40% in the six-months through September. The rebounding energy sector did best, returning 14.14%. The utilities sector was the weakest, up 0.49%. Late in the period, high-yielding “bond-proxy” sectors like utilities and telecoms weakened in favor of technology in particular. S&P 500® companies’ earnings per share recorded their fifth straight year-over-year decline in the second quarter of 2016.
In currencies, the dollar added just 1.30% against the euro, moving in a narrow range throughout the period. The dollar gained 10.66% on the pound, all of it after Britain’s vote to leave the EU, but lost 9.07% to the yen, on increasing skepticism that “Abenomics” would succeed in weakening that currency.
In international markets, the MSCI Japan® Index slipped 1.17%, probably reflecting the balance of improved prospects for China against the concern over the rising yen. The MSCI Europe ex UK® Index rose 3.89%. A sizeable loss in June due to Britain’s vote was almost exactly recovered in July and August. The MSCI UK® Index climbed 14.20%, its big multinational members actually benefiting from the weaker pound, the currency in which their substantial overseas earnings would be reported.
Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Index	The Index is the Corporate component of the U.S. Credit Index. It includes publicly-issued U.S. corporate and secured notes that meet the specified maturity, liquidity, and quality requirements. The Index includes corporate sectors including Industrial, Utility, and Finance.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Bloomberg Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
3

Voya Investment Grade Credit Fund	Portfolio Managers’ Report

Sector Diversification as of September 30, 2016 (as a percentage of net assets)

Financials	30.1%
Consumer, Non-cyclical	16.2%
Energy	12.3%
Communications	10.9%
Consumer, Cyclical	9.7%
Technology	9.2%
Utilities	6.4%
Industrials	1.5%
U.S. Treasury Obligations	1.2%
Basic Materials	0.8%
Assets in Excess of Other Liabilities	1.7%
Net Assets	100.0%
Portfolio holdings are subject to change daily.
Voya Investment Grade Credit Fund (the “Fund”) seeks to maximize total return. Total return is a combination of income and capital appreciation. The Fund is managed by Anil Katarya, CFA, Travis King, CFA, and Kurt Kringelis, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the six-month period ended September 30, 2016, the Fund’s Class SMA shares returned 6.23%, compared to the Bloomberg Barclays U.S. Corporate Index (the “Index” or “Barclays U.S. Corporate”), which returned 5.03% for the same period.
Portfolio Specifics: During the reporting period, the U.S. investment grade corporate bond market produced strong results and outperformed like-duration Treasuries. Looking back, after bottoming in early February 2016, the investment grade credit market has rallied sharply. This was partially driven by strong demand for U.S. investment grade credit as overseas investors looked to capture incremental yield in this low global interest rate environment. Inflows have been strong into corporate bonds, not only from U.S. investors but from European and Asian investors as well. Overall solid corporate fundamentals have also been supportive for investment grade credit. Third quarter 2016 revenue growth is expected to be positive on a year-over-year basis and so is the case with corporate earnings.
Diving deeper into the investment grade corporate bond market, industrials generated the strongest results during the reporting period, followed by more modest gains from utilities and financials. The long end of the yield curve outperformed the intermediate end of the curve, while lower-rated issues outperformed high quality securities.
The Fund produced a positive return for the period and outperformed its Index. Security selection, driven by our bottom-up, fundamental analysis, was the leading contributor to results. From a sector perspective, the Fund’s holdings in financials added the most value, led by our banking credits. Positioning in the industrials sector was also beneficial. In particular, our overweight to the strong performing energy industry more than offset the negative impact from our underweight to metals & mining. In terms of credit quality, having a lower quality bias was also rewarded.
Top Ten Holdings as of September 30, 2016 (as a percentage of net assets)

HSBC Holdings PLC, 6.875%, 12/29/49	1.3%
Duke Energy Corp., 2.650%, 09/01/26	1.1%
Microsoft Corp., 3.450%, 08/08/36	1.1%
Nationwide Building Society, 4.000%, 09/14/26	1.1%
Boardwalk Pipelines L.P., 5.950%, 06/01/26	1.0%
Viacom, Inc., 3.450%, 10/04/26	1.0%
Diamond 1 Finance Corp. /Diamond 2 Finance Corp., 6.020%, 06/15/26	1.0%
Sysco Corp., 3.300%, 07/15/26	1.0%
Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	0.9%
Toronto-Dominion Bank, 3.625%, 09/15/31	0.9%
Portfolio holdings are subject to change daily.
Conversely, the Fund’s small position in Treasuries was a headwind for results given the strong performance from the overall credit market. Finally, duration and yield curve positioning were small detractors from performance.
Current Strategy & Outlook: With the U.S. Federal Reserve Board seemingly on the sidelines until at least December and other central banks remaining accommodative, we think spreads have room to perform well in the near term. Demand from foreign buyers remains robust, and supply looks poised to slow from both lower M&A and share buyback activity. Credit fundamentals look to be improving and we believe the upcoming earnings season will provide a better view going forward. Energy-related sectors look to be supported by a potential deal from OPEC, and while financials are dealing with some uncertainty and idiosyncratic news, attractive relative valuations could support spread levels. Given this, we will continue to seek opportunities in financials given relative attractiveness. Furthermore, we will continue to favor issues rated BBB given our belief that they have further room to outperform higher quality names.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
4

SHAREHOLDER EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees, and (2) ongoing costs, including management fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016 to September 30, 2016. The Fund’s expenses are shown without the imposition of any sales charges or fees and do not reflect any “wrap fees.” Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs of the Fund only and do not reflect any wrap fees or transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs at the fund level only, and will not help you determine the relative total costs of owning different mutual funds through wrap programs. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2016*	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2016*
Class A(1)	$1,000.00	$1,011.70	0.90%	$1.46	$1,000.00	$1,020.56	0.90%	$4.56
Class I(1)	1,000.00	1,011.20	0.65	1.06	1,000.00	1,021.81	0.65	3.29
Class P	1,000.00	1,061.70	0.10	0.52	1,000.00	1,024.57	0.10	0.51
Class R6(1)	1,000.00	1,011.20	0.63	1.02	1,000.00	1,021.91	0.63	3.19
Class SMA	1,000.00	1,062.30	0.00	0.00	1,000.00	1,025.07	0.00	0.00

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

(1)
Commencement of operations was August 3, 2016. Expenses paid for the actual Fund’s return reflect the 59-day period ended September 30, 2016.

5

STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2016 (Unaudited)

ASSETS:
Investments in securities at fair value*	$136,141,250
Cash	898,467
Cash collateral for futures	593,314
Receivables:
Investment securities sold	3,550,919
Interest	1,262,694
Prepaid expenses	10,610
Reimbursement due from manager	1,797
Other assets	1,978
Total assets	142,461,029
LIABILITIES:
Income distribution payable	12,651
Payable for investment securities purchased	3,956,691
Payable for investment management fees	1,708
Payable to trustees under the deferred compensation plan (Note 6)	1,978
Payable for trustee fees	1,365
Other accrued expenses and liabilities	36,408
Total liabilities	4,010,801
NET ASSETS	$138,450,228
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$131,848,784
Undistributed net investment income	6,011
Accumulated net realized loss	(588,625)
Net unrealized appreciation	7,184,058
NET ASSETS	$138,450,228
* Cost of investments in securities	$129,071,820
See Accompanying Notes to Financial Statements
6

STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2016 (Unaudited) (continued)

Class A
Net assets	$6,976
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	625
Net asset value and redemption price per share†	$11.17
Maximum offering price per share (2.50%)(1)	$11.46
Class I
Net assets	$3,022
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	271
Net asset value and redemption price per share	$11.17
Class P
Net assets	$134,294,553
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	12,025,155
Net asset value and redemption price per share	$11.17
Class R6
Net assets	$3,022
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	271
Net asset value and redemption price per share	$11.17
Class SMA
Net assets	$4,142,655
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	371,135
Net asset value and redemption price per share	$11.16

(1)
Maximum offering price is computed at 100/97.50 of net asset value. On purchases of  $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
7

STATEMENT OF OPERATIONS for the six months ended September 30, 2016 (Unaudited)

INVESTMENT INCOME:
Interest	$2,496,391
Total investment income	2,496,391
EXPENSES:
Investment management fees	337,858
Distribution and shareholder service fees:
Class A	2
Transfer agent fees:
Class A	8
Class I	3
Class P	123
Class R6	3
Class SMA	922
Shareholder reporting expense	4,146
Registration fees	11,240
Professional fees	26,411
Custody and accounting expense	13,273
Trustee fees	2,425
Miscellaneous expense	6,431
Interest expense	151
Total expenses	402,996
Net waived and reimbursed fees	(340,872)
Net expenses	62,124
Net investment income	2,434,267
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,704,341
Futures	(655,937)
Net realized gain	2,048,404
Net change in unrealized appreciation (depreciation) on:
Investments	3,550,684
Futures	6,606
Net change in unrealized appreciation (depreciation)	3,557,290
Net realized and unrealized gain	5,605,694
Increase in net assets resulting from operations	$8,039,961

See Accompanying Notes to Financial Statements
8

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended September 30, 2016	Year Ended March 31, 2016
FROM OPERATIONS:
Net investment income	$2,434,267	$5,015,063
Net realized gain (loss)	2,048,404	(2,936,045)
Net change in unrealized appreciation (depreciation)	3,557,290	(850,221)
Increase in net assets resulting from operations	8,039,961	1,228,797
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(17)	—
Class I	(14)	—
Class P	(2,349,822)	(4,890,539)
Class R6	(15)	—
Class SMA	(73,291)	(124,525)
Net realized gains:
Class P	—	(346,554)
Class SMA	—	(9,199)
Total distributions	(2,423,159)	(5,370,817)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	565,812	4,191,566
Reinvestment of distributions	2,349,868	5,218,575
	2,915,680	9,410,141
Cost of shares redeemed	(222,903)	(3,893,209)
Net increase in net assets resulting from capital share transactions	2,692,777	5,516,932
Net increase in net assets	8,309,579	1,374,912
NET ASSETS:
Beginning of year or period	130,140,649	128,765,737
End of year or period	$138,450,228	$130,140,649
Undistributed (distributions in excess of) net investment income at end of year or period	$6,011	$(5,097)

See Accompanying Notes to Financial Statements
9

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
08-03-16(4) - 09-30-16	11.09	0.05•	0.08	0.13	0.05	—	—	0.05	—	11.17	1.17	2.19	0.90	0.90	2.87	7	161
Class I
08-03-16(4) - 09-30-16	11.10	0.06•	0.06	0.12	0.05	—	—	0.05	—	11.17	1.12	1.24	0.65	0.65	3.08	3	161
Class P
09-30-16	10.71	0.20•	0.46	0.66	0.20	—	—	0.20	—	11.17	6.17	0.60	0.10	0.10	3.60	134,295	161
03-31-16	11.07	0.42	(0.33)	0.09	0.42	0.03	—	0.45	—	10.71	0.95	0.60	0.10	0.10	3.97	126,494	490
03-31-15	10.79	0.43	0.42	0.85	0.43	0.14	—	0.57	—	11.07	8.05	0.61	0.11	0.11	3.92	125,607	436
03-31-14	10.69	0.41•	0.09	0.50	0.39	0.01	—	0.40	—	10.79	4.81	0.71	0.15	0.15	3.89	87,072	536
03-01-13(4) - 03-31-13	10.73	0.03	(0.04)	(0.01)	0.03	—	—	0.03	—	10.69	(0.13)	0.73	0.15	0.15	2.96	3	29
Class R6
08-03-16(4) - 09-30-16	11.10	0.06•	0.06	0.12	0.05	—	—	0.05	—	11.17	1.12	1.24	0.63	0.63	3.10	3	161
Class SMA
09-30-16	10.70	0.20•	0.46	0.66	0.20	—	—	0.20	—	11.16	6.23	0.64	0.00*,(5)	0.00*,(5)	3.70(5)	4,143	161
03-31-16	11.06	0.43	(0.33)	0.10	0.43	0.03	—	0.46	—	10.70	1.05	0.64	0.00*,(5)	0.00*,(5)	4.06(5)	3,646	490
03-31-15	10.78	0.44	0.42	0.86	0.44	0.14	—	0.58	—	11.06	8.19	0.65	0.00*,(5)	0.00*,(5)	4.01(5)	3,158	436
03-31-14	10.69	0.41	0.10	0.51	0.41	0.01	—	0.42	—	10.78	4.87	0.71	0.00(5)	0.00(5)	3.79(5)	6,785	536
03-31-13	10.52	0.33	0.25	0.58	0.33	0.08	—	0.41	—	10.69	5.49	0.73	0.00(5)	0.00(5)	3.05(5)	10,222	29
03-31-12	10.28	0.35	0.38	0.73	0.35	0.14	—	0.49	—	10.52	7.20	1.16	0.00(5)	0.00(5)	3.33(5)	10,978	27

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of any wrap fees, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

(5)
The Investment Adviser has contractually agreed to reimburse all operating expenses of Class SMA for an indefinite term, except certain extraordinary expenses. Expense ratios do not include fees charged by the program sponsor for participation in a wrap fee program.

•
Calculated using average number of shares outstanding throughout the period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
10

NOTES TO FINANCIAL STATEMENTS as of September 30, 2016 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Separate Portfolios Trust (“Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separately managed series. This report is for Voya Investment Grade Credit Fund (“Investment Grade Credit” or the “Fund”), a diversified series of the Trust.
The Fund offers the following classes of shares: Class A, Class I, Class P*, Class R6 and Class SMA. The separate classes of shares differ principally in the type of shareholder permitted to invest in each class and in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Fund’s Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid

*
Patent Pending

11

NOTES TO FINANCIAL STATEMENTS as of September 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included following the Summary Portfolio of Investments.
U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains

12

NOTES TO FINANCIAL STATEMENTS as of September 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented only when the Fund has a significant amount of Level 3 investments.
For the period ended September 30, 2016, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.
C. Risk Exposures and the Use of Derivative Instruments. The Fund pursues its investment objectives by purchasing derivative instruments, including, but not limited to, futures contracts. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors.
Market Risk Factors. In pursuit of its investment objectives, the Fund invests in derivative instruments to increase or decrease its exposure to the following market risk factors:
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not

13

NOTES TO FINANCIAL STATEMENTS as of September 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and other countries outside of the European Union) is implementing similar requirements, which will affect the Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks.
D. Futures Contracts. The Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are exposed to the market risk factor of the underlying financial instrument.
During the period ended September 30, 2016, the Fund had both purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve to assist the Fund with its duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended September 30, 2016, the Fund had an average notional value of  $44,913,849 and $39,916,204 on futures contracts purchased and sold, respectively. Please refer to the table following the Summary Portfolio of Investments for open futures contracts at September 30, 2016.
E. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund distributes capital gains, if any, annually. The Fund declares dividends daily and pays dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
F. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
G. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the

14

NOTES TO FINANCIAL STATEMENTS as of September 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the Securities Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
I. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended September 30, 2016, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:
Purchases	Sales
$112,865,432	$104,974,181
U.S. government securities not included above were as follows:
Purchases	Sales
$103,519,165	$109,374,288
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. The Investment Adviser is contractually obligated to waive the management fee for Class P shares of the Fund. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A shares of the Fund have a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution and/or shareholder servicing of the Fund’s Class A shares (“Distribution and/or Service Fees”). Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of the Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, Class A shares of the Fund pay the Distributor a Distribution and/or Service Fee based on average daily net assets at the rate of 0.25%.
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Fund and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For the period ended September 30, 2016, the Distributor did not retain any sales charges.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At September 30, 2016, the following affiliated investment company owned more than 5% of the Fund:
Affiliated Investment Company	Percentage
Voya Intermediate Bond Portfolio	96.99%

15

NOTES TO FINANCIAL STATEMENTS as of September 30, 2016 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”), between the Investment Adviser and the Trust, on behalf of the Fund, the Investment Adviser has agreed to limit expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Class A	Class I	Class P	Class R6	Class SMA(1)
0.90%	0.65%	0.15%	0.63%	0.00%

(1)
The Investment Adviser is absorbing and/or reimbursing all operating expenses of Class SMA, except certain extraordinary expenses. However, Class SMA is an integral part of separately managed account programs (“wrap programs”) sponsored by investment advisers and broker-dealers that may or may not be affiliated with the Investment Adviser. If you are a participant in a wrap program, you pay a “wrap fee” to the sponsor of the program for the cost and expenses of the program.

With the exception of the non-recoupable Class P management fee waiver for the Fund, the Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of September 30, 2016, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:
September 30,
2017	2018	2019	Total
$32,146	$3,422	$9,001	$44,569
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of September 30, 2016, are as follows:
	September 30,
	2017	2018	2019	Total

Class A	$—	$—	$7	$7
Class I	—	—	2	2
Class R6	—	—	3	3
The Expense Limitation Agreement is contractual through August 1, 2017 for Class A, I, R6 and P shares and an indefinite term for Class SMA shares and shall renew automatically for one-year terms for Class A, I, R6 and P shares only. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 20, 2016, the Fund, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $400,000,000. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of such funds. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 20, 2016, the aggregate amount was $200,000,000 and the commitment fee was equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

16

NOTES TO FINANCIAL STATEMENTS as of September 30, 2016 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

During the period ended September 30, 2016, the Fund utilized the line of credit as follows:
Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
2	$1,433,500	1.37%
NOTE 9 — CAPITAL SHARES TRANSACTIONS
Transactions in capital shares and dollars were as follows:
Year or period ended	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
	#	#	#	#	#	($)	($)	($)	($)	($)
Class A
8/3/2016(1)- 9/30/2016	623	—	2	—	625	6,929	—	17	—	6,946
Class I
8/3/2016(1)- 9/30/2016	269	—	2	—	271	3,000	—	15	—	3,015
Class P
9/30/2016	—	—	212,756	—	212,756	—	—	2,349,822	—	2,349,822
3/31/2016	216,073	—	493,353	(242,918)	466,508	2,290,000	—	5,218,575	(2,557,927)	4,950,648
Class R6
8/3/2016(1)- 9/30/2016	269	—	2	—	271	3,000	—	14	—	3,014
Class SMA
9/30/2016	50,717	—	—*	(20,256)	30,461	552,883	—	—*	(222,903)	329,980
3/31/2016	179,347	—	—*	(124,155)	55,192	1,901,566	—	—*	(1,335,282)	566,284

*
Amount is less than 0.50 per share or $0.50.

(1)
Commencement of operations.

NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
Six Months Ended September 30, 2016	Year Ended March 31, 2016
Ordinary Income	Ordinary Income	Long-term Capital Gains
$2,423,159	$5,295,946	$74,871
The tax-basis components of distributable earnings as of March 31, 2016 were:
Undistributed Ordinary Income	Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)
$7,587	$(2,441,775)	$3,431,514
At March 31, 2016, the Fund did not have any capital loss carryforwards for U.S. federal income tax purposes.

17

NOTES TO FINANCIAL STATEMENTS as of September 30, 2016 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.
As of September 30, 2016, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2011.
NOTE 11 — SUBSEQUENT EVENTS
Dividends. Subsequent to September 30, 2016, the Fund declared dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
Class A	$0.0263	November 1, 2016	Daily
Class I	$0.0286	November 1, 2016	Daily
Class P	$0.0342	November 1, 2016	Daily
Class R6	$0.0286	November 1, 2016	Daily
Class SMA	$0.0350	November 1, 2016	Daily
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

18

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 97.1%
		Basic Materials: 0.8%
$700,000	#	Air Liquide Finance SA, 2.500%, 09/27/26	$705,274	0.5
400,000	#	BHP Billiton Finance USA Ltd., 6.250%, 10/19/75	434,000	0.3
			1,139,274	0.8
		Communications: 10.9%
173,000	#	AT&T, Inc., 4.550%, 03/09/49	174,888	0.1
1,565,000		AT&T, Inc., 4.125%-5.350%, 02/17/26-05/15/46	1,667,628	1.2
1,337,000		CBS Corp., 2.900%-4.000%, 01/15/26-01/15/27	1,355,778	1.0
608,000	#	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.579%, 07/23/20	636,070	0.5
611,000	#	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.484%, 10/23/45	743,178	0.5
1,611,000		Comcast Corp., 2.350%-3.375%, 08/15/25-01/15/27	1,688,923	1.2
839,000		Omnicom Group, Inc., 3.600%, 04/15/26	889,024	0.7
400,000		Time Warner Cable LLC, 5.000%, 02/01/20	434,111	0.3
1,557,000		Time Warner, Inc., 3.600%-4.900%, 07/15/25-06/15/42	1,700,413	1.2
884,000		Verizon Communications, Inc., 3.500%, 11/01/24	945,061	0.7
1,787,000		Verizon Communications, Inc., 2.625%-5.150%, 09/15/23-08/21/54	1,912,586	1.4
1,420,000		Viacom, Inc., 3.450%, 10/04/26	1,422,215	1.0
1,379,000		Other Securities	1,488,736	1.1
			15,058,611	10.9
		Consumer, Cyclical: 9.7%
898,000		AutoZone, Inc., 3.125%, 04/21/26	919,960	0.7
899,000	#	BMW US Capital LLC, 2.800%, 04/11/26	920,036	0.7
1,389,000		CVS Health Corp., 3.500%-5.125%, 07/20/22-07/20/45	1,566,743	1.1
1,915,000		Ford Motor Credit Co. LLC, 2.597%-3.200%, 06/12/17-05/04/23	1,945,013	1.4
798,000		General Motors Co., 6.750%, 04/01/46	1,006,235	0.7
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical (continued)
$770,000		General Motors Financial Co., Inc., 5.250%, 03/01/26	$844,788	0.6
1,108,000		McDonald’s Corp., 4.700%, 12/09/35	1,258,808	0.9
450,000		Newell Rubbermaid, Inc., 3.900%, 11/01/25	476,744	0.3
930,000		Newell Rubbermaid, Inc., 5.375%, 04/01/36	1,095,644	0.8
870,000		Under Armour, Inc., 3.250%, 06/15/26	878,198	0.6
660,000		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/30	675,741	0.5
680,000		United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/30	682,992	0.5
1,100,000		Other Securities	1,171,664	0.9
			13,442,566	9.7
		Consumer, Non-cyclical: 16.2%
1,697,000		AbbVie, Inc., 2.500%-3.600%, 05/14/20-05/14/26	1,743,978	1.3
857,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	919,527	0.7
1,089,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	1,311,517	0.9
1,077,000		Biogen, Inc., 4.050%, 09/15/25	1,175,420	0.8
1,134,000		Kellogg Co., 3.250%, 04/01/26	1,186,063	0.9
1,199,000		Kraft Heinz Foods Co., 4.375%, 06/01/46	1,277,208	0.9
606,000		Kraft Heinz Foods Co., 5.000%, 07/15/35	703,348	0.5
907,000		Medtronic, Inc., 4.625%, 03/15/45	1,070,913	0.8
1,290,000		Molson Coors Brewing Co., 3.000%, 07/15/26	1,302,449	0.9
701,000	#	Mylan NV, 3.150%, 06/15/21	714,974	0.5
990,000		Perrigo Finance Unlimited Co., 3.500%, 03/15/21	1,025,019	0.7
1,400,000		Shire Acquisitions Investments Ireland DAC, 2.400%-3.200%, 09/23/21-09/23/26	1,405,732	1.0
1,270,000		Sysco Corp., 3.300%, 07/15/26	1,320,056	1.0
6,867,000		Other Securities	7,296,606	5.3
			22,452,810	16.2
		Energy: 12.3%
909,000		Anadarko Petroleum Corp., 5.550%, 03/15/26	1,034,571	0.7

See Accompanying Notes to Financial Statements
19

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy (continued)
$1,300,000		Boardwalk Pipelines L.P., 5.950%, 06/01/26	$1,440,677	1.0
1,346,000		BP Capital Markets PLC, 2.315%-3.119%, 02/13/20-05/04/26	1,379,135	1.0
393,000		Chevron Corp., 2.954%, 05/16/26	406,841	0.3
1,142,000		Chevron Corp., 3.326%, 11/17/25	1,224,396	0.9
880,000		EnLink Midstream Partners L.P., 4.850%, 07/15/26	887,722	0.6
1,154,000		Exxon Mobil Corp., 4.114%, 03/01/46	1,287,991	0.9
416,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/24	431,093	0.3
655,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/45	675,870	0.5
972,000		MPLX L.P., 4.000%, 02/15/25	960,115	0.7
1,847,000		Shell International Finance BV, 1.625%-4.000%, 11/10/18-05/10/46	1,906,950	1.4
5,286,000		Other Securities	5,465,862	4.0
			17,101,223	12.3
		Financial: 30.1%
1,260,000		American International Group, Inc., 4.500%-4.700%, 07/10/35-07/16/44	1,321,123	1.0
870,000	#	Australia & New Zealand Banking Group Ltd/United Kingdom, 6.750%, 12/29/49	958,862	0.7
849,000		Bank of America Corp., 3.875%, 08/01/25	909,231	0.6
837,000		Bank of America Corp., 6.300%, 12/29/49	911,284	0.7
1,503,000		Bank of America Corp., 3.500%-6.500%, 04/19/26-12/29/49	1,587,803	1.2
1,117,000		Bank of Montreal, 1.500%, 07/18/19	1,115,010	0.8
735,000	#	BNP Paribas SA, 7.375%, 12/29/49	734,081	0.5
1,000,000	#	BNP Paribas SA, 7.625%, 12/29/49	1,035,000	0.8
1,205,000		Citigroup, Inc., 4.125%, 07/25/28	1,232,820	0.9
2,073,000		Citigroup, Inc., 2.650%-6.250%, 10/26/20-12/29/49	2,169,997	1.6
1,527,000		Goldman Sachs Group, Inc., 4.750%-6.750%, 10/01/37-10/21/45	1,775,256	1.3
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
$1,760,000		HSBC Holdings PLC, 6.875%, 12/29/49	$1,848,000	1.3
1,946,000		JPMorgan Chase & Co., 3.900%-6.125%, 07/15/25-12/29/49	2,091,328	1.5
435,000	#	Mitsubishi UFJ Trust & Banking Corp., 2.650%, 10/19/20	445,738	0.3
1,150,000		Mitsubishi UFJ Financial Group, Inc., 2.757%, 09/13/26	1,149,814	0.8
770,000	#	Mizuho Financial Group, Inc., 2.632%, 04/12/21	780,089	0.6
1,030,000		Morgan Stanley, 3.125%, 07/27/26	1,042,462	0.7
1,540,000		Morgan Stanley, 3.875%-4.350%, 01/27/26-04/23/27	1,631,327	1.2
1,500,000	#	Nationwide Building Society, 4.000%, 09/14/26	1,497,996	1.1
970,000	#	Santander UK PLC, 5.000%, 11/07/23	1,014,189	0.7
700,000	#	Societe Generale SA, 4.250%, 08/19/26	698,084	0.5
1,120,000		Svenska Handelsbanken AB, 2.450%, 03/30/21	1,146,073	0.8
1,300,000		Toronto-Dominion Bank, 3.625%, 09/15/31	1,306,995	0.9
644,000	#	UBS Group Funding Jersey Ltd., 4.125%, 04/15/26	677,979	0.5
12,301,000		Other Securities	12,651,240	9.1
			41,731,781	30.1
		Industrial: 1.5%
1,000,000	#	LafargeHolcim Finance US LLC, 3.500%, 09/22/26	1,021,960	0.8
962,000		Other Securities	1,015,618	0.7
			2,037,578	1.5
		Technology: 9.2%
978,000		Analog Devices, Inc., 3.900%, 12/15/25	1,048,786	0.8
1,333,000		Apple, Inc., 3.200%-3.250%, 05/13/25-02/23/26	1,421,043	1.0
550,000	#	Diamond 1 Finance Corp./ Diamond 2 Finance Corp., 8.350%, 07/15/46	660,863	0.5
1,243,000	#	Diamond 1 Finance Corp./ Diamond 2 Finance Corp., 6.020%, 06/15/26	1,365,960	1.0
940,000	#	Hewlett Packard Enterprise Co., 4.400%, 10/15/22	1,003,907	0.7
867,000		Intel Corp., 4.900%, 07/29/45	1,042,725	0.8

See Accompanying Notes to Financial Statements
20

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology (continued)
$1,098,000		Lam Research Corp., 3.900%, 06/15/26	$1,146,245	0.8
1,476,000		Microsoft Corp., 3.450%, 08/08/36	1,508,848	1.1
1,000,000		NVIDIA Corp., 2.200%, 09/16/21	1,004,273	0.7
920,000		Oracle Corp., 2.650%, 07/15/26	920,393	0.7
1,402,000		Other Securities	1,554,866	1.1
			12,677,909	9.2
		Utilities: 6.4%
1,250,000		Black Hills Corp., 2.500%, 01/11/19	1,269,314	0.9
1,540,000		Duke Energy Corp., 2.650%, 09/01/26	1,516,030	1.1
372,000	#	Jersey Central Power & Light Co., 4.300%, 01/15/26	397,114	0.3
1,101,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	1,170,490	0.9
603,000	#	Sierra Pacific Power Co., 2.600%, 05/01/26	612,060	0.4
3,662,000		Other Securities	3,850,357	2.8
			8,815,365	6.4
		Total Corporate Bonds/Notes (Cost $127,401,679)	134,457,117	97.1
U.S. TREASURY OBLIGATIONS: 1.2%
		U.S. Treasury Bonds: 0.7%
940,000		1.500%-2.500%, due 08/15/26-05/15/46	964,723	0.7
Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes: 0.5%
$720,000	1.125%, due 08/31/21	$719,410	0.5
	Total U.S. Treasury Obligations (Cost $1,670,141)	1,684,133	1.2
	Total Investments in Securities (Cost $129,071,820)	$136,141,250	98.3
	Assets in Excess of Other Liabilities	2,308,978	1.7
	Net Assets	$138,450,228	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is $129,071,820.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$7,201,667
Gross Unrealized Depreciation	(132,237)
Net Unrealized Appreciation	$7,069,430

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$134,457,117	$—	$134,457,117
U.S. Treasury Obligations	—	1,684,133	—	1,684,133
Total Investments, at fair value	$—	$136,141,250	$—	$136,141,250
Other Financial Instruments+
Futures	179,712	—	—	179,712
Total Assets	$179,712	$136,141,250	$—	$136,320,962
Liabilities Table
Other Financial Instruments+
Futures	$(65,084)	$—	$—	$(65,084)
Total Liabilities	$(65,084)	$—	$—	$(65,084)

See Accompanying Notes to Financial Statements
21

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2016 (Unaudited) (continued)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2016, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	142	12/30/16	$31,022,564	$26,312
U.S. Treasury 5-Year Note	123	12/30/16	14,946,422	32,338
U.S. Treasury Ultra Long Bond	16	12/20/16	2,942,000	(16,221)
			$48,910,986	$42,429
Short Contracts
U.S. Treasury 10-Year Note	(262)	12/20/16	(34,354,750)	(48,863)
U.S. Treasury Long Bond	(48)	12/20/16	(8,071,500)	117,141
U.S. Treasury Ultra 10-Year Note	(20)	12/20/16	(2,883,125)	3,921
			$(45,309,375)	$72,199

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$179,712
Total Asset Derivatives		$179,712
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$65,084
Total Liability Derivatives		$65,084

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(655,937)
Total	$(655,937)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$6,606
Total	$6,606

See Accompanying Notes to Financial Statements
22

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
163314         (0916-111816)

Semi-Annual Report
September 30, 2016
Classes A, I and P*
■
Voya Emerging Markets Corporate Debt Fund

■
Voya Emerging Markets Hard Currency Debt Fund

■
Voya Emerging Markets Local Currency Debt Fund

■
Voya Securitized Credit Fund

*Patent Pending
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PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Funds. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

[This Page Intentionally Left Blank]

PRESIDENT’S LETTER

Economic growth, interest rates and the president-elect
Dear Shareholder,
Speculation about a December interest rate hike began almost immediately after the U.S. Federal Reserve Board’s (“Fed”) decision to keep rates unchanged in September. Regardless of what the Fed announces in December, we believe the more significant story is that unconventional policy tools are here to stay. During September, the European Central Bank (“ECB”) expressed reluctance to commit to new stimulus, saying it would reassess its bond-buying program to ensure it didn’t run out of assets to purchase or hurt banks with negative interest rates. Faced with upset in the financial markets, however, the ECB recanted and declared it stood ready to boost bond buying if needed.
Central bank struggles to induce demand and inflation through monetary policy may pave the way for fiscal stimulus, which is on the table again after nearly a decade of austerity. Japan has introduced a stimulus plan worth 28 trillion yen, and fiscal spending is an agenda item for the U.S. president-elect. Enhancing economic growth will be difficult regardless of the president’s approach, and generating investment returns may become more challenging.
As we await future Fed decisions, the international economic landscape of negative rates and intermittent volatility may ignite concerns to take action. Against this backdrop, investors should prepare for the unexpected as they seek to reach their goals. At Voya Investment Management, we believe the best way to mitigate these unknowns is to hold a broadly diversified portfolio and maintain a disciplined approach to investing. Before you make any changes to your portfolio, seek advice from your investment advisor.
We seek to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
October 25, 2016
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

Market Perspective: Six Months Ended September 30, 2016

Our fiscal year started with global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, having risen nearly 12% in the previous seven weeks. With some turmoil along the way, the Index managed to build on this gain to end up 6.11% for the fiscal half-year. (The Index returned 5.92% for the six-months ended September 30, 2016, measured in U.S. dollars.)
Intensifying global concerns had driven down the prices of risk assets well into February. The U.S. Federal Open Market Committee (“FOMC”) had started raising interest rates in December with the prospect of more to come in 2016. However, in the U.S., apart from employment, economic progress looked sluggish. The outlook was no better in the rest of the developed world where negative bond yields were increasingly common, created by central banks in Europe and Japan, even as the FOMC seemed headed in the opposite direction. This “policy divergence” among increasingly powerless central banks was surely untenable.
China was an ongoing concern with declining growth, policy missteps including a bungled currency devaluation and ballooning debt. Energy and commodities prices were falling, adding to deflationary pressures.
Many indices seemed to reach their nadir on February 11 before rebounding. There was no specific catalyst evident. At around this time the FOMC was toning down its expectations for further interest rate increases and signs of stabilization in China were emerging. Some major oil producing nations announced their intent to restrict output, which might put a floor under oil prices.
It is a measure of the changed market sentiment in the new fiscal year that when the talks among major oil producers to curtail production collapsed in mid-April, an immediate 7% fall in the price of a barrel of oil was recovered within a day.
In fact, the financial press at this time made much of the uncertainties surrounding markets, not least the uncertainty of sentiment itself. The Wall Street Journal in May wrote about the “contradictions and confusion” involved in the recent rally in risk assets, citing years of distortive central bank stimulus. Bloomberg frequently commented on the mounting trillions of dollars’ worth of investment grade bonds carrying negative yields.
Still, by the end of May, the domestic economy was delivering some more encouraging data. For the latest month, retail sales rose 1.3%; consumer prices rose 0.4%, the most in more than three years; housing starts jumped 6.6%; and industrial production rose 0.7%.
FOMC officials started talking about two to three rate increases in 2016, as faint U.S. gross domestic product growth in late 2015 and early 2016 would soon improve and employment was nearly full.
A surprisingly weak U.S. employment report on June 3 put paid to a rate increase that month. But worse was to come. On June 23, the British electorate unexpectedly voted to leave the European Union (“EU”). The strident voices of anti-globalization in other EU countries were likely to demand their own referendum. The potential disintegration of the world’s largest trading block had alarming implications for global demand and investment. Yet an initial 6% drop in the Index was mostly reversed by month end.
Indeed, the prices of risk assets resumed their recovery; the Index rose 4.56% in the two months through August. Perhaps some investors felt that central banks would intensify their monetary stimulus. If so, the U.S. still seemed to be moving in the opposite direction. Two strong employment reports took the unemployment rate below 4.9%. Core inflation was holding above 2%. Slim second quarter annualized growth of just 1.1% in gross domestic product concealed real final sales growth of 2.4%. By the end of August, Federal Reserve Vice Chair Stanley Fischer was again raising the prospect of two interest rate increases before year end. In the event the FOMC did not act in September in the wake of a less strong employment report and listless purchasing managers’ indices, but gave a broad hint that they would do so in December.
In U.S. fixed income markets, the Bloomberg Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) gained 2.68% in the fiscal half-year. The Bloomberg Barclays U.S. Treasury Bond sub-index added 1.81%, but its long-term subsector advanced 6.06% as the yield curve flattened. Indices of riskier classes generally outperformed Treasuries. The Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index rose 5.03%; the Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) soared 11.38%.
U.S. equities, represented by the S&P 500® index including dividends, rose 6.40% in the six-months through September. The rebounding energy sector did best, returning 14.14%. The utilities sector was the weakest, up 0.49%. Late in the period, high-yielding “bond-proxy” sectors like utilities and telecoms weakened in favor of technology in particular. S&P 500® companies’ earnings per share recorded their fifth straight year-over-year decline in the second quarter of 2016.
In currencies, the dollar added just 1.30% against the euro, moving in a narrow range throughout the period. The dollar gained 10.66% on the pound, all of it after Britain’s vote to leave the EU, but lost 9.07% to the yen, on increasing skepticism that “Abenomics” would succeed in weakening that currency.
In international markets, the MSCI Japan® Index slipped 1.17%, probably reflecting the balance of improved prospects for China against the concern over the rising yen. The MSCI Europe ex UK® Index rose 3.89%. A sizeable loss in June due to Britain’s vote was almost exactly recovered in July and August. The MSCI UK® Index climbed 14.20%, its big multinational members actually benefiting from the weaker pound, the currency in which their substantial overseas earnings would be reported.
Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Bloomberg Barclays U.S. Securitized Bond Index	An index of asset-backed securities, collateralized mortgage-backed securities (ERISA eligible), and fixed-rate mortgage-backed securities.
Bloomberg Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
JP Morgan Corporate Emerging Markets Bond Index Diversified	A liquid global benchmark for US-dollar corporate emerging market bonds. The Corporate Emerging Markets Bond Index (“CEMBI”) Diversified limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, balanced weightings for countries included in the index.
JP Morgan Emerging Markets Bond Index Global Diversified	Tracks total returns for US dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.
JP Morgan Government Bond Index — Emerging Markets Global Diversified	A comprehensive, global local Emerging Markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. Weights of those countries in the index with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

Voya Emerging Markets Corporate Debt Fund	Portfolio Managers’ Report

Geographic Diversification as of September 30, 2016 (as a percentage of net assets)

Russia	10.8%
Mexico	9.5%
Chile	7.5%
Brazil	7.0%
India	6.9%
Peru	6.4%
China	5.8%
Hong Kong	3.8%
South Africa	3.5%
United Arab Emirates	3.1%
Countries between 0.3% – 2.8%^	28.9%
Assets in Excess of Other Liabilities*	6.8%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 17 countries, which each represents 0.3% – 2.8% of net assets.
Portfolio holdings are subject to change daily.
Voya Emerging Markets Corporate Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Kurt Kringelis, CFA, Rob Turner and Jean-Dominique Bütikofer, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the six-month period ended September 30, 2016, the Fund’s Class P shares returned 6.75%, compared to the JP Morgan Corporate Emerging Markets Bond Index Diversified (the “Index” or “JPM CEMBI”) which returned 7.34% for the same period.
Portfolio Specifics: The emerging market debt asset class rallied sharply during the reporting period. Among the three segments of the asset class, hard currencies generated the best results, followed by emerging market corporates and local currencies. Capital flows into the asset class were generally robust as investors looked to generate incremental income in the low interest rate environment. Further supporting the asset class were strengthening commodity prices, continued accommodative monetary policy and depreciation of the U.S. dollar. Collectively, this led to declining yields and rising bond prices. (Bond prices and yields move in opposite directions.)
The Fund’s underperformance was driven by a number of factors, including an underweight to the previously weak metals & mining sector, as certain commodity prices rallied over the reporting period. In particular, we were underweight high cost producers in Africa and India. An underweight to high yield emerging market corporates, such as those in Indonesia, detracted from results given their outperformance versus the Index. From a country perspective, underweights to China and Hong Kong were negative for returns. Security selection in the telecommunications, media and technology sector also detracted from performance. In terms of individual securities, having no exposure to First
Top Ten Holdings as of September 30, 2016* (as a percentage of net assets)

Woori Bank Co. Ltd., 4.750%, 04/30/24	2.1%
Celulosa Arauco y Constitucion SA, 4.750%, 01/11/22	1.6%
BRF GmbH, 4.350%, 09/29/26	1.4%
Alfa SAB de CV, 6.875%, 03/25/44	1.4%
Cementos Pacasmayo SAA, 4.500%, 02/08/23	1.3%
Country Garden Holdings Co. Ltd., 7.500%, 03/09/20	1.3%
Gazprom Neft OAO Via GPN Capital SA, 4.375%, 09/19/22	1.3%
MTS International Funding Ltd., 8.625%, 06/22/20	1.2%
MOL Group Finance SA, 6.250%, 09/26/19	1.2%
OCP SA, 6.875%, 04/25/44	1.2%
* Excludes short-term investments.
Portfolio holdings are subject to change daily.
Quantum Minerals and Vedanta Resources was not beneficial as they rallied sharply.
On the upside, overweights to Mexico, Russia and Peru were positive for performance. We were drawn to these markets given their reasonable visibility, ample liquidity and access to low cost commodity producers. An overweight to the industrials sector was beneficial, including our allocations to Mexican companies CEMEX SAB de CV and Mexichem SAB de CV. Other individual contributors to performance included Russian energy company Gazprom and low cost Peruvian-domiciled copper firm Southern Copper Corp.
The Fund used U.S. Treasury futures to maintain the Fund’s duration and yield-curve risks close to those of the Index; these instruments did not directly affect Fund results for the period.
The Fund also used CDX, or credit default indexes, to seek to manage the credit risk of sovereign emerging market issuers. The Fund’s CDX exposures modestly benefited results for the period.
Current Strategy & Outlook:Overall, we have a positive outlook for the emerging market asset class. Underlying macro conditions are broadly stabilizing, underpinned by improving domestic consumption and rising commodity prices. Many emerging market central banks are also expected to continue pursing accommodative monetary policies. Against this backdrop, investor flows into the asset class could remain solid. Not only do we expect the search for yield to drive demand for emerging market debt, it’s important to note that investors generally have structural underweights to the asset class. This could be a recipe for further spread narrowing and rising bond prices. Meanwhile, local currencies could be supported if the U.S. Federal Reserve Board is true to its word and pursues a measured approach to rising interest rates.
That being said, we are cognizant of potential risks that could lead to periods of increased market volatility. These include the outcome of elections in the U.S. and abroad, fluctuating commodity prices, questions regarding future global monetary policy, geopolitical risks and currency surprises. These and other issues could lead to investor profit taking. In such an environment, we believe security selection will remain a key driver of performance. We also place a premium on maintaining diversified portfolios and prudent liquidity. Should we experience periods of elevated volatility, we would look to opportunistically increase our exposure.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Portfolio Managers’ Report	Voya Emerging Markets Hard Currency Debt Fund

Geographic Diversification as of September 30, 2016 (as a percentage of net assets)

Mexico	10.6%
Argentina	8.0%
Turkey	6.5%
Indonesia	5.7%
Panama	5.1%
Brazil	4.1%
Russia	3.9%
Dominican Republic	3.3%
Hungary	3.0%
Kazakhstan	2.9%
Countries between 0.0% – 2.8%^	41.5%
Assets in Excess of Other Liabilities*	5.4%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 36 countries, which each represents 0.0% – 2.8% of net assets.
Portfolio holdings are subject to change daily.
Voya Emerging Markets Hard Currency Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Matthew Toms, CFA, and Jean-Dominique Bütikofer, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the six-month period ended September 30, 2016, the Fund’s Class P shares returned 9.61%, compared to the JP Morgan Emerging Markets Bond Index Global Diversified (the “Index” or “JPM EMBI”) which returned 9.26% for the same period.
Portfolio Specifics: The emerging market debt asset class rallied sharply during the reporting period. Among the three segments of the asset class, hard currencies generated the best results, followed by emerging market corporates and local currencies. Capital flows into the asset class were generally robust as investors looked to generate incremental income in the low interest rate environment. Further supporting the asset class were strengthening commodity prices, continued accommodative monetary policy and depreciation of the U.S. dollar. Collectively, this led to declining yields and rising bond prices. (Bond prices and yields move in opposite directions.)
The Fund’s outperformance during the reporting period was partially driven by its overweights to emerging market quasi-sovereigns (generally state-owned oil companies and banks), emerging market corporates and high yield emerging market debt. Country positioning was also beneficial for returns. In particular, overweights to Argentina, Mexico, Kazakhstan and Indonesia were additive for performance.
Top Ten Holdings as of September 30, 2016* (as a percentage of net assets)

Turkey Government International Bond, 7.375%, 02/05/25	2.1%
Petroleos Mexicanos, 6.875%, 08/04/26	2.0%
Turkey Government International Bond, 6.000%, 01/14/41	1.8%
Indonesia Government International Bond, 8.500%, 10/12/35	1.7%
Kazakhstan Government International Bond, 6.500%, 07/21/45	1.6%
Lebanon Government International Bond, 6.100%, 10/04/22	1.6%
Ivory Coast Government International Bond, 5.750%, 12/31/32	1.6%
Uruguay Government International Bond, 4.375%, 10/27/27	1.5%
Brazilian Government International Bond, 2.625%, 01/05/23	1.5%
Argentine Republic Government International Bond, 7.500%, 04/22/26	1.5%
* Excludes short-term investments.
Portfolio holdings are subject to change daily.
On the downside, the Fund’s use of a short CDX, or credit default index, which was used to hedge the Fund’s volatility, detracted from results given the positive performance for the asset class during the period. Having a small underweight to Venezuela was also a headwind for results. Despite our belief that Venezuela could be on the edge of default, it generated extremely strong performance. Elsewhere, an underweight to Peru was not rewarded. It rallied as investor sentiment for the country improved as a new president was elected who was perceived as being market friendly.
Current Strategy & Outlook: Overall, we have a positive outlook for the emerging market asset class. Underlying macro conditions are broadly stabilizing, underpinned by improving domestic consumption and rising commodity prices. Many emerging market central banks are also expected to continue pursing accommodative monetary policies. Against this backdrop, investor flows into the asset class could remain solid. Not only do we expect the search for yield to drive demand for emerging market debt, it’s important to note that investors generally have structural underweights to the asset class. This could be a recipe for further spread narrowing and rising bond prices. Meanwhile, local currencies could be supported if the U.S. Federal Reserve Board is true to its word and pursues a measured approach to rising interest rates.
That being said, we are cognizant of potential risks that could lead to periods of increased market volatility. These include the outcome of elections in the U.S. and abroad, fluctuating commodity prices, questions regarding future global monetary policy, geopolitical risks and currency surprises. These and other issues could lead to investor profit taking. In such an environment, we believe security selection will remain a key driver of performance. We also place a premium on maintaining diversified portfolios and prudent liquidity. Should we experience periods of elevated volatility, we would look to opportunistically increase our exposure.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Voya Emerging Markets Local Currency Debt Fund	Portfolio Managers’ Report

Geographic Diversification as of September 30, 2016 (as a percentage of net assets)

Indonesia	9.9%
Poland	8.4%
Mexico	7.8%
Turkey	6.7%
Colombia	6.5%
Brazil	6.4%
South Africa	4.9%
Thailand	4.8%
Malaysia	4.7%
Hungary	4.7%
Countries between 0.6% – 3.6%^	13.5%
Assets in Excess of Other Liabilities*	21.7%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 6 countries, which each represents 0.6% – 3.6% of net assets.
Portfolio holdings are subject to change daily.
Voya Emerging Markets Local Currency Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Brian Timberlake, Ph.D., CFA, and Jean-Dominique Bütikofer, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the six-month period ended September 30, 2016, the Fund’s Class P shares returned 3.52%, which included $0.06 per share return of capital, compared to the JP Morgan Government Bond Index — Emerging Markets Global Diversified (the “Index” or “JPM GBI-EM”) which returned 5.46% for the same period.
Portfolio Specifics: The emerging market debt asset class rallied sharply during the reporting period. Among the three segments of the asset class, hard currencies generated the best results, followed by emerging market corporates and local currencies. Capital flows into the asset class were generally robust as investors looked to generate incremental income in the low interest rate environment. Further supporting the asset class were strengthening commodity prices, continued accommodative monetary policy and depreciation of the U.S. dollar. Collectively, this led to declining yields and rising bond prices. (Bond prices and yields move in opposite directions.)
The Fund underperformed its Index during the reporting period. Our cautious positioning, which included an underweight exposure to interest-rate risk, or duration, detracted from results. In particular, duration underweights in Brazil, Russia and South Africa were negative for performance. Currency exposure was another detractor from results overall, albeit to a lesser extent. In particular, underweights to the South African rand, Columbian peso and Russian ruble were a headwind for results as they all appreciated versus the U.S. dollar.
On the upside, underweights to the Turkish lira and the Malaysian ringgit, along with a tactical underweight to the Thai baht, were positive for performance. Tactical trading of the Polish zloty was also additive for results.
Top Ten Holdings as of September 30, 2016* (as a percentage of net assets)

Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	4.0%
Thailand Government Bond, 3.625%, 06/16/23	3.4%
Poland Government Bond, 5.750%, 10/25/21	2.9%
Mexican Bonos, 8.000%, 06/11/20	2.7%
South Africa Government Bond, 10.500%, 12/21/26	2.5%
Colombian TES, 10.000%, 07/24/24	2.4%
Poland Government Bond, 5.250%, 10/25/20	2.0%
Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/18	2.0%
Poland Government Bond, 4.000%, 10/25/23	2.0%
Turkey Government Bond, 9.500%, 01/12/22	1.9%
* Excludes short-term investments.
Portfolio holdings are subject to change daily.
Current Strategy & Outlook: Overall, we have a positive outlook for the emerging market asset class. Underlying macro conditions are broadly stabilizing, underpinned by improving domestic consumption and rising commodity prices. Many emerging market central banks are also expected to continue pursing accommodative monetary policies. Against this backdrop, investor flows into the asset class could remain solid. Not only do we expect the search for yield to drive demand for emerging market debt, it’s important to note that investors generally have structural underweights to the asset class. This could be a recipe for further spread narrowing and rising bond prices. Meanwhile, local currencies could be supported if the U.S. Federal Reserve Board is true to its word and pursues a measured approach to rising interest rates.
That being said, we are cognizant of potential risks that could lead to periods of increased market volatility. These include the outcome of elections in the U.S. and abroad, fluctuating commodity prices, questions regarding future global monetary policy, geopolitical risks and currency surprises. These and other issues could lead to investor profit taking. In such an environment, we believe security selection will remain a key driver of performance. We also place a premium on maintaining diversified portfolios and prudent liquidity. Should we experience periods of elevated volatility, we would look to opportunistically increase our exposure.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Portfolio Managers’ Report	Voya Securitized Credit Fund

Geographic Diversification as of September 30, 2016 (as a percentage of net assets)

United States	83.0%
Cayman Islands	9.6%
Assets in Excess of Other Liabilities*	7.4%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.
Voya Securitized Credit Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by David Goodson, Portfolio Manager of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the six-month period ended September 30, 2016, the Fund’s P Class shares returned 4.89%, compared to the Bloomberg Barclays U.S. Securitized Bond Index (the “Index” or “Barclays U.S. Securitized”), which returned 1.77% for the same period.
Portfolio Specifics: Despite some brief periods of volatility, mainly in June following the “Brexit” vote, investor risk appetite was strong during the reporting period. This supported both equities and fixed income spread sectors. While growth in the U.S. was far from robust, the economy continued to expand and inflation was well contained. Against this backdrop, the U.S. Federal Reserve Board kept rates on hold and central banks outside the U.S. generally remained highly accommodative. Given the low interest rate environment, investor demand for higher yielding securities remained intact. This proved to be a tailwind for the overall securitized market.
During the period, the Fund generated a positive absolute return and outperformed the Index. The Fund maintained overweights to each of its core component sectors: commercial mortgage-backed securities (“CMBS”), non-agency residential mortgage-backed securities (“RMBS”) and asset-backed securities (“ABS”). These overweights were offset by an underweight to the primary benchmark sector, agency RMBS. With superior loss adjusted yields, these overweights were maintained in an effort to ensure outperformance for the Fund through a full business cycle.
Top Ten Holdings as of September 30, 2016* (as a percentage of net assets)

Santander Drive Auto Receivables Trust 2015-5 D, 3.650%, 12/15/21	2.0%
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11 AM, 5.940%, 06/15/49	2.0%
Morgan Stanley Capital I Trust 2006-IQ11, 6.064%, 10/15/42	2.0%
TBW Mortgage-Backed Trust 2007-2 A1A, 5.965%, 07/25/37	2.0%
GSAMP Trust 2006-HE6, 0.675%, 08/25/36	1.9%
DSLA Mortgage Loan Trust 2005-AR4 2A1B, 0.811%, 08/19/45	1.9%
IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 0.735%, 02/25/46	1.9%
COMM 2015-PC1 Mortgage Trust, 4.591%, 07/10/50	1.8%
Alternative Loan Trust 2005-10CB 1A1, 1.025%, 05/25/35	1.7%
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/48	1.6%
* Excludes short-term investments.
Portfolio holdings are subject to change daily.
In aggregate, non-agency RMBS, ABS and CMBS all outperformed the Index during the reporting period. The Fund’s allocation to non-agency RMBS was the largest contributor to results, followed by ABS and CMBS. Non-agency RMBS continued to be supported by positive fundamentals, as the housing market further improved and access to mortgage credit was strong. An overall solid U.S. consumer was favorable for the ABS market. In particular, an improving labor market was a tailwind for the sector, as it increased the likelihood of consumers meeting their debt obligations. CMBS was also supported by generally solid fundaments. That being said, the commercial market appears to be further along in the economic cycle than the residential market. As such, the Fund pared back its CMBS exposure during the reporting period. Finally, the Fund’s duration positioning was beneficial for results overall.
The Fund employed U.S. Treasury futures in order to seek to hedge interest rate exposure relative to the Index. The use of U.S. Treasury futures contributed to performance over the reporting period.
Current Strategy & Outlook: Our near-term outlook for the U.S. economy is favorable, although we're more cautious regarding its medium- and long-term prospects. At the end of the reporting period, the Fund had approximately 40% in non-agency RMBS, 33% in CMBS, 20% in ABS and 7% in cash. Looking forward, we are constructive on the fundamentals underlying the domestic securitized credit markets.
While market volatility was relatively muted during the reporting period, we anticipate that it could be elevated at times in the coming months. This could be driven by a number of factors, including the November elections, uncertainty regarding future monetary policy in both the U.S. and abroad, and seasonal liquidity issues heading into the end of the year.
In our view, the securitized market will not be immune to periods of market volatility. In addition, new Dodd-Frank regulations regarding credit risk retention will go into effect on December 24, 2016. This could lead to an increase in new issuance for securitized product before that date and strain market technicals. We will look at periods of heightened market volatility as an opportunity to invest in a more fairly valued market.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016 to September 30, 2016. The Funds’ expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2016*	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Annualized Expense Ratio*	Expenses Paid During the Period Ended September 30, 2016*
Voya Emerging Markets Corporate Debt Fund
Class P	$1,000.00	$1,067.50	0.11%	$0.57	$1,000.00	$1,024.52	0.11%	$0.56
Voya Emerging Markets Hard Currency Debt Fund
Class P	$1,000.00	$1,096.10	0.08%	$0.42	$1,000.00	$1,024.67	0.08%	$0.41
Voya Emerging Markets Local Currency Debt Fund
Class P	$1,000.00	$1,035.20	0.15%	$0.77	$1,000.00	$1,024.32	0.15%	$0.76
Voya Securitized Credit Fund
Class A	$1,000.00	$1,045.60	1.00%	$5.13	$1,000.00	$1,020.05	1.00%	$5.06
Class I	1,000.00	1,047.80	0.65	3.34	1,000.00	1,021.81	0.65	3.29
Class P	1,000.00	1,048.90	0.05	0.26	1,000.00	1,024.82	0.05	0.25

*
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2016 (Unaudited)

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
ASSETS:
Investments in securities at fair value*	$93,684,772	$144,489,733	$70,721,304	$236,585,704
Short-term investments at fair value**	7,983,436	5,793,635	18,204,716	19,038,084
Total investments at fair value	$101,668,208	$150,283,368	$88,926,020	$255,623,788
Cash	34,408	1,009,034	295	46,001
Cash collateral for futures	78,922	137,099	338,071	1,084,954
Foreign currencies at value***	—	—	277,382	—
Receivables:
Investment securities sold	261,250	2,493,312	402,537	—
Dividends	898	1,030	847	3,009
Interest	1,315,712	2,066,667	1,400,295	955,367
Foreign tax reclaims	—	—	15,691	—
Unrealized appreciation on forward foreign currency contracts	—	—	163,189	—
Upfront payments paid on OTC swap agreements	—	1,208,810	—	—
Unrealized appreciation on OTC swap agreements	—	—	10,578	—
Prepaid expenses	14,195	14,912	14,156	22,660
Reimbursement due from manager	—	—	931	5,638
Other assets	1,178	2,061	1,284	1,299
Total assets	103,374,771	157,216,293	91,551,276	257,742,716
LIABILITIES:
Income distribution payable	—	—	—	549
Payable for investment securities purchased	2,701,650	3,542,200	1,002,277	2,193,094
Payable for fund shares redeemed	—	—	—	57,786
Unrealized depreciation on forward foreign currency contracts	—	—	150,013	—
Unrealized depreciation on OTC swap agreements	—	281,662	—	—
Cash received as collateral for OTC derivatives (Note 2)	—	580,000	—	—
Payable for investment management fees	—	—	—	46,702
Payable for distribution and shareholder service fees	—	—	—	91
Payable to trustees under the deferred compensation plan (Note 6)	1,178	2,061	1,284	1,299
Payable for trustee fees	480	727	431	822
Other accrued expenses and liabilities	171,847	78,010	74,175	46,376
Total liabilities	2,875,155	4,484,660	1,228,180	2,346,719
NET ASSETS	$100,499,616	$152,731,633	$90,323,096	$255,395,997
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$98,901,679	$155,846,948	$107,051,918	$252,796,371
Undistributed (distributions in excess of) net investment income	(12,820)	(234,934)	731,335	(187,209)
Accumulated net realized gain (loss)	(3,349,813)	(9,644,052)	(9,742,959)	1,632,174
Net unrealized appreciation (depreciation)	4,960,570	6,763,671	(7,717,198)	1,154,661
NET ASSETS	$100,499,616	$152,731,633	$90,323,096	$255,395,997
* Cost of investments in securities	$88,794,750	$137,442,707	$77,767,513	$235,502,318
** Cost of short-term investments	$7,982,785	$5,821,639	$18,910,254	$19,038,504
*** Cost of foreign currencies	$—	$—	$277,935	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2016 (Unaudited) (continued)

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
Class A
Net assets	n/a	n/a	n/a	$485,905
Shares authorized	n/a	n/a	n/a	unlimited
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	47,873
Net asset value and redemption price per share†	n/a	n/a	n/a	$10.15
Maximum offering price per share (2.50%)(1)	n/a	n/a	n/a	$10.41
Class I
Net assets	n/a	n/a	n/a	$103,895,705
Shares authorized	n/a	n/a	n/a	unlimited
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	10,220,233
Net asset value and redemption price per share	n/a	n/a	n/a	$10.17
Class P
Net assets	$100,499,616	$152,731,633	$90,323,096	$151,014,387
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	10,101,112	15,406,226	11,839,788	14,773,741
Net asset value and redemption price per share	$9.95	$9.91	$7.63	$10.22

(1)
Maximum offering price is computed at 100/97.50 of net asset value. On purchases of  $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended September 30, 2016 (Unaudited)

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
INVESTMENT INCOME:
Dividends	$5,721	$9,731	$6,456	$15,646
Interest, net of foreign taxes withheld*	2,395,109	4,360,974	2,249,245	4,258,309
Total investment income	2,400,830	4,370,705	2,255,701	4,273,955
EXPENSES:
Investment management fees	457,088	547,023	346,052	494,681
Distribution and shareholder service fees:
Class A	—	—	—	535
Transfer agent fees:
Class A	—	—	—	449
Class I	—	—	—	751
Class P	104	119	51	108
Shareholder reporting expense	1,830	1,564	1,830	3,255
Registration fees	12,443	12,727	11,101	29,265
Professional fees	20,520	22,723	12,270	26,415
Custody and accounting expense	9,542	11,170	41,175	20,340
Trustee fees	1,439	2,181	1,294	2,467
Miscellaneous expense	4,888	4,375	2,268	5,775
Interest expense	102	224	267	410
Total expenses	507,956	602,106	416,308	584,451
Net waived and reimbursed fees	(457,088)	(547,023)	(350,185)	(490,071)
Net expenses	50,868	55,083	66,123	94,380
Net investment income	2,349,962	4,315,622	2,189,578	4,179,575
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of Peruvian capital gains tax withheld^)	791,226	1,226,775	(5,289,485)	205,717
Foreign currency related transactions	—	—	398,550	—
Futures	43,202	(88,531)	(9,951)	599,399
Swaps	75,974	(70,611)	(15,119)	—
Net realized gain (loss)	910,402	1,067,633	(4,916,005)	805,116
Net change in unrealized appreciation (depreciation) on:
Investments (net of Peruvian capital gains tax accrued#)	2,860,396	8,214,436	6,033,527	2,820,900
Foreign currency related transactions	—	—	(270,765)	—
Futures	52,294	59,498	(639)	101,896
Swaps	—	(281,662)	11,406	—
Net change in unrealized appreciation (depreciation)	2,912,690	7,992,272	5,773,529	2,922,796
Net realized and unrealized gain	3,823,092	9,059,905	857,524	3,727,912
Increase in net assets resulting from operations	$6,173,054	$13,375,527	$3,047,102	$7,907,487
* Foreign taxes withheld	$—	$—	$46,508	$—
^ Foreign taxes on sale of Peruvian investments	$30,265	$—	$—	$—
# Foreign taxes accrued on Peruvian investments	$115,941	$37,299	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Emerging Markets Corporate Debt Fund		Voya Emerging Markets Hard Currency Debt Fund
	Six Months Ended September 30, 2016	Year Ended March 31, 2016	Six Months Ended September 30, 2016	Year Ended March 31, 2016
FROM OPERATIONS:
Net investment income	$2,349,962	$4,278,886	$4,315,622	$6,843,667
Net realized gain (loss)	910,402	(3,442,633)	1,067,633	(1,867,966)
Net change in unrealized appreciation (depreciation)	2,912,690	1,305,483	7,992,272	688,458
Increase in net assets resulting from operations	6,173,054	2,141,736	13,375,527	5,664,159
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class P	(2,730,622)	(4,295,506)	(5,007,591)	(7,192,862)
Total distributions	(2,730,622)	(4,295,506)	(5,007,591)	(7,192,862)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,601,000	500,000	5,465,000	404,000
Reinvestment of distributions	2,730,622	4,295,506	5,007,591	7,192,862
	8,331,622	4,795,506	10,472,591	7,596,862
Cost of shares redeemed	(1,200,000)	(841,495)	(2,400,000)	(3,155,277)
Net increase in net assets resulting from capital share transactions	7,131,622	3,954,011	8,072,591	4,441,585
Net increase in net assets	10,574,054	1,800,241	16,440,527	2,912,882
NET ASSETS:
Beginning of year or period	89,925,562	88,125,321	136,291,106	133,378,224
End of year or period	$100,499,616	$89,925,562	$152,731,633	$136,291,106
Undistributed (distributions in excess of) net investment income at end of year or period	$(12,820)	$367,840	$(234,934)	$457,035

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Emerging Markets Local Currency Debt Fund		Voya Securitized Credit Fund
	Six Months Ended September 30, 2016	Year Ended March 31, 2016	Six Months Ended September 30, 2016	Year Ended March 31, 2016
FROM OPERATIONS:
Net investment income	$2,189,578	$4,063,556	$4,179,575	$5,262,735
Net realized gain (loss)	(4,916,005)	(4,856,163)	805,116	1,847,450
Net change in unrealized appreciation (depreciation)	5,773,529	(1,517,318)	2,922,796	(2,699,600)
Increase (decrease) in net assets resulting from operations	3,047,102	(2,309,925)	7,907,487	4,410,585
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	—	(10,208)	(9,613)
Class I	—	—	(357,409)	(11,276)
Class P	—	—	(3,979,052)	(6,027,094)
Net realized gains:
Class A	—	—	—	(2,093)
Class I	—	—	—	(2,962)
Class P	—	—	—	(1,759,686)
Return of capital:
Class P	(717,517)	—	—	—
Total distributions	(717,517)	—	(4,346,669)	(7,812,724)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,654,000	319,601	102,809,471	33,744,750
Reinvestment of distributions	717,517	—	4,346,083	7,812,724
	5,371,517	319,601	107,155,554	41,557,474
Cost of shares redeemed	—	(101,000)	(990,026)	(8,082,667)
Net increase in net assets resulting from capital share transactions	5,371,517	218,601	106,165,528	33,474,807
Net increase (decrease) in net assets	7,701,102	(2,091,324)	109,726,346	30,072,668
NET ASSETS:
Beginning of year or period	82,621,994	84,713,318	145,669,651	115,596,983
End of year or period	$90,323,096	$82,621,994	$255,395,997	$145,669,651
Undistributed (distributions in excess of) net investment income/Accumulated net investment loss at end of year or period	$731,335	$(1,458,243)	$(187,209)	$(20,115)

See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Emerging Markets Corporate Debt Fund
Class P
09-30-16	9.59	0.24•	0.40	0.64	0.28	—	—	0.28	—	9.95	6.75	1.06	0.11	0.11	4.88	100,500	37
03-31-16	9.83	0.47•	(0.24)	0.23	0.47	—	—	0.47	—	9.59	2.45	1.05	0.10	0.10	4.86	89,926	86
03-31-15	9.82	0.50	0.01	0.51	0.50	—	—	0.50	—	9.83	5.24	1.03	0.09	0.09	5.03	88,125	52
03-31-14	10.46	0.50	(0.46)	0.04	0.50	0.18	—	0.68	—	9.82	0.56	1.12	0.15	0.15	4.88	74,115	100
08-09-12(4) - 03-31-13	10.00	0.30	0.43	0.73	0.26	0.01	—	0.27	—	10.46	7.35	1.10	0.15	0.15	4.82	101,926	85
Voya Emerging Markets Hard Currency Debt Fund
Class P
09-30-16	9.36	0.29•	0.59	0.88	0.33	—	—	0.33	—	9.91	9.61	0.83	0.08	0.08	5.92	152,732	38
03-31-16	9.47	0.48•	(0.08)	0.40	0.51	—	—	0.51	—	9.36	4.40	0.82	0.07	0.07	5.20	136,291	50
03-31-15	9.49	0.50•	(0.02)	0.48	0.50	—	—	0.50	—	9.47	5.07	0.82	0.07	0.07	5.19	133,378	32
03-31-14	10.10	0.53•	(0.49)	0.04	0.53	0.12	—	0.65	—	9.49	0.73	0.85	0.10	0.10	5.53	167,259	125
08-09-12(4) - 03-31-13	10.00	0.28	0.10	0.38	0.23	0.05	—	0.28	—	10.10	3.82	0.90	0.15	0.15	4.50	176,104	170
Voya Emerging Markets Local Currency Debt Fund
Class P
09-30-16	7.43	0.19•	0.07	0.26	—	—	0.06	0.06	—	7.63	3.52	0.96	0.15	0.15	5.06	90,323	40
03-31-16	7.63	0.37•	(0.57)	(0.20)	—	—	—	—	—	7.43	(2.62)	0.99	0.15	0.15	5.06	82,622	18
03-31-15	8.78	0.44•	(1.29)	(0.85)	0.00*	—	0.30	0.30	—	7.63	(10.03)	0.98	0.15	0.15	5.13	84,713	22
03-31-14	10.16	0.51	(1.50)	(0.99)	0.17	0.22	—	0.39	—	8.78	(9.90)	1.08	0.15	0.15	5.44	93,929	477
08-06-12(4) - 03-31-13	10.00	0.30	0.23	0.53	0.36	0.01	—	0.37	—	10.16	5.33	1.04	0.15	0.15	4.57	144,122	60
Voya Securitized Credit Fund
Class A
09-30-16	9.94	0.21•	0.24	0.45	0.24	—	—	0.24	—	10.15	4.56	1.17	1.00	1.00	4.20	486	30
08-03-15(4) - 03-31-16	10.24	0.24•	(0.12)	0.12	0.27	0.15	—	0.42	—	9.94	1.22	1.04	0.95	0.95	3.65	485	35
Class I
09-30-16	9.96	0.22•	0.25	0.47	0.26	—	—	0.26	—	10.17	4.78	0.71	0.65	0.65	4.45	103,896	30
08-03-15(4) - 03-31-16	10.24	0.26•	(0.11)	0.15	0.28	0.15	—	0.43	—	9.96	1.51	0.82	0.73	0.73	3.93	1,210	35
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Securitized Credit Fund (continued)
Class P
09-30-16	10.01	0.26•	0.22	0.48	0.27	—	—	0.27	—	10.22	4.89	0.71	0.05	0.05	5.14	151,014	30
03-31-16	10.30	0.44	(0.08)	0.36	0.50	0.15	—	0.65	—	10.01	3.62	0.74	0.05	0.05	4.31	143,975	35
08-07-14(4) - 03-31-15	10.00	0.25•	0.28	0.53	0.19	0.04	—	0.23	—	10.30	5.32	0.72	0.05	0.05	3.83	115,597	33

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

•
Calculated using average number of shares outstanding throughout the period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of September 30, 2016 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Separate Portfolios Trust (“Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separately managed series. This report is for: Voya Emerging Markets Corporate Debt Fund (“Corporate Debt”), Voya Emerging Markets Hard Currency Debt Fund (“Hard Currency Debt”), Voya Emerging Markets Local Currency Debt Fund (“Local Currency Debt”) and Voya Securitized Credit Fund (“Securitized Credit”) (each a “Fund,” and collectively, the “Funds”). Each Fund (except Corporate Debt) is a non-diversified series of the Trust. Corporate Debt is a diversified series of the Trust.
Each Fund offers at least one of the following classes of shares: Class A, Class I, and Class P*. The separate classes of shares differ principally in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value

*
Patent Pending

NOTES TO FINANCIAL STATEMENTS as of September 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

for the relevant asset in accordance with procedures adopted by the Funds’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Funds’ investments under these levels of classification is included following the Summary Portfolios of Investments.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Fund has a significant amount of Level 3 investments.
For the period ended September 30, 2016, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.
Market Risk Factors. In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase a Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and other countries outside of the European Union) is implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Fund to new kinds of costs and risks.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their

NOTES TO FINANCIAL STATEMENTS as of September 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of September 30, 2016, the maximum amount of loss that Hard Currency and Local Currency Debt would incur if the counterparties to their derivative transactions failed to perform would be $927,148 and $173,767, respectively, which represents the gross payments to be received by the Funds on open forward foreign currency contracts and OTC swaps were they to be unwound as of September 30, 2016. At September 30, 2016, certain counterparties had pledged $580,000 in cash collateral to Hard Currency for open OTC swaps.
The Funds’ Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in the Funds’ net assets and or a percentage decrease in the Funds’ NAV, which could cause the Funds to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.
As of September 30, 2016, Local Currency Debt had a liability position of  $150,013 on open forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of September 30, 2016, Local Currency Debt could have been required to pay this amount in cash to their counterparties. Local Currency Debt did not pledge any cash collateral to its counterparties as of September 30, 2016.
E. Foreign Currency Transactions and Futures Contracts. Each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
For the period ended September 30, 2016, Local Currency Debt entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk.
Local Currency Debt used forward foreign currency contracts primarily to protect its non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the table following the Summary Portfolio of Investments for open forward foreign currency contracts held by Local Currency Debt at September 30, 2016.
During the period ended September 30, 2016, Local Currency Debt had an average contract amounts on forward foreign currency contracts to buy and sell of $10,354,012 and $6,385,205, respectively.
Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering

NOTES TO FINANCIAL STATEMENTS as of September 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended September 30, 2016, Corporate Debt, Hard Currency Debt, Local Currency Debt and Securitized Credit have purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve while maintaining overall duration. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended September 30, 2016, the Funds had average notional values on futures contracts purchased and sold as disclosed below:
	Purchased	Sold
Corporate Debt	$10,008,836	$3,718,927
Hard Currency Debt	19,657,492	12,768,209
Local Currency Debt	387,495	1,199,716
Securitized Credit	57,015,477	9,573,959
Please refer to the tables following each respective Summary Portfolio of Investments for open futures contracts at September 30, 2016.
F. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund distributes capital gains, if any, annually. Each Fund declares dividends daily and pay dividends monthly. Prior to July 29, 2016, each Fund declared dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
G. Federal Income Taxes. It is the policy of the Funds to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
H. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the Securities Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded

NOTES TO FINANCIAL STATEMENTS as of September 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
J. Swap Agreements. The Funds may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Fund’s Summary Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The fair value of the swap contract is recorded on each Fund’s Statement of Assets and Liabilities. During the term of the swap, changes in the fair value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap. A Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Fund is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Fund may execute these contracts to manage its exposure to the market or certain sectors of the market. A Fund may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
The Funds may sell credit default swaps which exposes the Funds to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of

NOTES TO FINANCIAL STATEMENTS as of September 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Summary Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
For the period ended September 30, 2016, Hard Currency Debt had bought credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Hard Currency Debt used CDX swaps with an average notional amount of $15,000,000 to hedge the credit risk associated with various sectors of the credit market. Please refer to the table following the Summary Portfolio of Investments for open credit default swaps to buy protection at September 30, 2016.
For the period ended September 30, 2016, Corporate Debt had sold credit protection on CDX swaps. Corporate Debt entered into one CDX swap contract with a notional amount of  $5,000,000 to gain additional exposure to various sectors of the credit markets. There were no open credit default swaps held by Corporate Debt at September 30, 2016.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Fund may make payments that are greater than what a Fund received from the counterparty. Other risks include credit, liquidity and market risk.
For the period ended September 30, 2016, Local Currency Debt entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps was $1,197,979.
Local Currency Debt entered into interest rate swaps to manage its interest rate exposure. Please refer to the table following the Summary Portfolio of Investments for open interest rate swaps held by Local Currency Debt at September 30, 2016.
K. Credit-Linked Notes. Local Currency Debt entered into credit-linked notes which are intended to replicate the economic effects that would apply had the Fund directly purchased the underlying reference asset. The risks of credit-linked notes include the potential default of the underlying reference asset, the movement in the value of the currency of the underlying reference asset relative to the credit-linked note, the potential inability of the Fund to dispose of the credit-linked note in the normal course of business, and the possible inability of the counterparties to fulfill their obligations under the contracts. There were no open credit-linked notes at September 30, 2016.
L. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended September 30, 2016, the cost of purchases and the proceeds from the sales of securities excluding short-term, were as follows:
	Purchases	Sales
Corporate Debt	$39,684,660	$32,483,931
Hard Currency Debt	61,443,331	50,920,639
Local Currency Debt	36,489,779	27,894,597
Securitized Credit	149,577,844	46,045,544

NOTES TO FINANCIAL STATEMENTS as of September 30, 2016 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES
The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates.
For Corporate Debt — 0.95%; for Hard Currency Debt — 0.75%; for Local Currency Debt — 0.80%; and for Securitized Credit — 0.60%. The Investment Adviser is contractually obligated to waive the management fee for Class P shares of the Funds. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A shares of Securitized Credit have a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution and/or shareholder servicing of the Fund’s Class A shares (“Distribution and/or Service Fees”). Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of the Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, Class A shares of the Fund pay the Distributor a Distribution and/or Service Fee based on average daily net assets at the rate of 0.25%.
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of Securitized Credit and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For the period ended September 30, 2016, the Distributor did not retain any sales charges.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At September 30, 2016, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:
Subsidiary/Affiliated Investment Company	Fund	Percentage
Voya Diversified Emerging Markets Debt Fund	Corporate Debt	6.05%
	Local Currency Debt	5.63
Voya Global Bond Portfolio	Corporate Debt	9.94
	Hard Currency Debt	9.88
	Local Currency Debt	24.85
Voya Intermediate Bond Portfolio	Corporate Debt	84.00
	Hard Currency Debt	86.12
	Local Currency Debt	69.52
	Securitized Credit	48.70
Voya Investment Trust Co.	Securitized Credit	10.29
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2016 (Unaudited) (continued)

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES
At September 30, 2016, the below Fund had the following payable included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities.
Fund	Accrued Expense	Amount
Corporate Debt	Peruvian Capital Gain Tax	$148,014
NOTE 8 — EXPENSE LIMITATION AGREEMENT
Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”), between the Investment Adviser and the Trust, on behalf of the Funds, the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:
Fund	Class A	Class I	Class P
Corporate Debt	N/A	N/A	0.15%
Hard Currency Debt	N/A	N/A	0.15%
Local Currency Debt	N/A	N/A	0.15%
Securitized Credit(1)	1.00%	0.68%	0.05%

(1)
Prior to September 23, 2016, the expense limit for Class I of Securitized Credit was 0.75%.

With the exception of the non-recoupable Class P management fee waiver for the Funds, the Investment Adviser may at a later date recoup from a Fund for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of September 30, 2016, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
	September 30,
	2017	2018	2019	Total
Local Currency Debt	$48,220	$21,645	$17,009	$86,874
Securitized Credit	11,816	86,228	106,485	204,529
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of September 30, 2016, are as follows:
	September 30,
	2017	2018	2019	Total
Securitized Credit
Class A	$—	$—	$355	$355
Class P	—	—	57	57
The Expense Limitation Agreement is contractual through August 1, 2017 (except for Securitized Credit Class I, which is through August 1, 2018) and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective May 20, 2016, the Funds, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $400,000,000. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of such funds. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 20, 2016, the aggregate amount was $200,000,000 and the commitment fee was equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Funds utilized the line of credit during the period ended September 30, 2016:
Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Corporate Debt	3	$910,000	1.37%
Hard Currency Debt	3	1,990,000	1.37
Local Currency Debt	4	1,778,750	1.37
Securitized Credit	21	513,048	1.39

NOTES TO FINANCIAL STATEMENTS as of September 30, 2016 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Corporate Debt
Class P
9/30/2016	568,471	—	278,445	(120,846)	726,070	5,601,000	—	2,730,622	(1,200,000)	7,131,622
3/31/2016	51,205	—	448,901	(88,323)	411,783	500,000	—	4,295,506	(841,495)	3,954,011
Hard Currency Debt
Class P
9/30/2016	564,053	—	520,746	(244,151)	840,648	5,465,000	—	5,007,591	(2,400,000)	8,072,591
3/31/2016	43,400	—	778,952	(334,457)	487,895	404,000	—	7,192,862	(3,155,277)	4,441,585
Local Currency Debt
Class P
9/30/2016	618,070	—	94,543	—	712,613	4,654,000	—	717,517	—	5,371,517
3/31/2016	42,639	—	—	(12,883)	29,756	319,601	—	—	(101,000)	218,601
Securitized Credit
Class A
9/30/2016	23,767	—	1,018	(25,648)	(863)	239,539	—	10,208	(256,958)	(7,211)
8/3/2015(1) - 3/31/2016	132,779	—	1,173	(85,216)	48,736	1,336,720	—	11,707	(850,121)	498,306
Class I
9/30/2016	10,133,070	—	35,128	(69,460)	10,098,738	102,569,932	—	356,823	(703,068)	102,223,687
8/3/2015(1) - 3/31/2016	121,735	—	1,431	(1,672)	121,494	1,218,030	—	14,238	(16,654)	1,215,614
Class P
9/30/2016	—	—	393,933	(2,982)	390,951	—	—	3,979,052	(30,000)	3,949,052
3/31/2016	3,104,299	—	769,030	(714,583)	3,158,746	31,190,000	—	7,786,779	(7,215,892)	31,760,887

(1)
Commencement of operations.

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, wash sale deferrals and the expiration of capital loss carryforwards. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Six Months Ended September 30, 2016		Year Ended March 31, 2016
	Ordinary Income	Return of Capital	Ordinary Income	Long-term Capital Gains
Corporate Debt	$2,730,622	$—	$4,295,506	$—
Hard Currency Debt	5,007,591	—	7,192,862	—
Local Currency Debt	—	717,517	—	—
Securitized Credit	4,346,669	—	6,729,571	1,083,153

NOTES TO FINANCIAL STATEMENTS as of September 30, 2016 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2016 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Late Year Ordinary Losses Deferred	Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
						Amount	Character	Expiration
Corporate Debt	$368,632	$—	$—	$(2,070,566)	$1,854,635	$(1,364,031)	Short-term	None
						(632,373)	Long-term	None
						$(1,996,404)
Hard Currency Debt	581,653	—	—	(949,788)	(1,652,742)	(6,210,291)	Short-term	None
						(3,127,465)	Long-term	None
						$(9,337,756)
Local Currency Debt	—	—	(1,242,124)	(80,161)	(13,963,085)	(2,015,188)	Short-term	None
						(2,474,442)	Long-term	None
						$(4,489,630)
Securitized Credit	341,597	541,435	—	—	(1,843,604)	—	—	—
The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of September 30, 2016, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2012, the year of commencement of operations.
NOTE 12 — SUBSEQUENT EVENTS
Dividends: Subsequent to September 30, 2016, the Funds paid net investment income dividends of:
	Class	Per Share Amount	Payable Date	Record Date
Corporate Debt	P	$0.0413	November 1, 2016	Daily
Hard Currency Debt	P	$0.0456	November 1, 2016	Daily
Local Currency Debt	P	$0.0313	November 1, 2016	Daily
Securitized Credit	A	$0.0344	November 1, 2016	Daily
	I	$0.0366	November 1, 2016	Daily
	P	$0.0429	November 1, 2016	Daily
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 88.8%
		Argentina: 1.7%
$500,000		YPF SA, 8.750%, 04/04/24	$558,050	0.6
500,000	#	YPF SA, 8.500%, 03/23/21	559,250	0.6
500,000	#	YPF SA, 8.750%, 04/04/24	558,050	0.5
			1,675,350	1.7
		Austria: 1.9%
1,500,000	#	BRF GmbH, 4.350%, 09/29/26	1,476,000	1.4
500,000		Other Securities	487,500	0.5
			1,963,500	1.9
		Brazil: 7.0%
1,000,000		Banco do Brasil SA/Cayman, 6.000%-9.250%, 01/22/20-10/31/49	1,005,000	1.0
1,000,000		Petrobras Global Finance BV, 7.250%, 03/17/44	909,900	0.9
1,000,000		Petrobras Global Finance BV, 8.375%, 05/23/21	1,098,200	1.1
1,150,000		Petrobras Global Finance BV, 4.875%-6.250%, 03/17/20-03/17/24	1,153,248	1.2
2,725,000		Other Securities	2,842,750	2.8
			7,009,098	7.0
		Canada: 1.0%
1,000,000	#	St Marys Cement, Inc. Canada, 5.750%, 01/28/27	990,000	1.0
		Chile: 7.5%
1,500,000		Celulosa Arauco y Constitucion SA, 4.750%, 01/11/22	1,592,779	1.6
400,000		Cencosud SA, 5.500%, 01/20/21	435,349	0.5
500,000	#	Cencosud SA, 5.150%, 02/12/25	535,371	0.5
1,000,000	#	Empresa Nacional del Petroleo, 3.750%, 08/05/26	1,014,158	1.0
500,000		Inversiones CMPC SA, 4.750%, 09/15/24	533,060	0.5
600,000	#	Inversiones CMPC SA, 4.500%, 04/25/22	636,325	0.7
1,000,000	#	Itau CorpBanca, 3.875%, 09/22/19	1,045,884	1.0
500,000	#	Telefonica Chile SA, 3.875%, 10/12/22	518,910	0.5
1,200,000		Other Securities	1,258,321	1.2
			7,570,157	7.5
		China: 5.3%
950,000		Bank of China Ltd, 5.000%, 11/13/24	1,029,743	1.0
700,000		CNOOC Finance 2013 Ltd., 3.000%, 05/09/23	709,703	0.7
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		China (continued)
$650,000		CNOOC Finance 2015 USA LLC, 3.500%, 05/05/25	$669,840	0.7
250,000	#	CNPC General Capital Ltd., 3.400%, 04/16/23	260,729	0.3
1,200,000		Country Garden Holdings Co. Ltd., 7.500%, 03/09/20	1,289,836	1.3
1,250,000		Other Securities	1,334,961	1.3
			5,294,812	5.3
		Colombia: 2.5%
850,000		Bancolombia SA, 5.950%, 06/03/21	940,057	0.9
963,000	#	Empresa de Energia de Bogota SA ESP, 6.125%, 11/10/21	996,705	1.0
600,000		Other Securities	626,070	0.6
			2,562,832	2.5
		Hong Kong: 3.8%
250,000		Hutchison Whampoa International 11 Ltd., 4.625%, 01/13/22	281,559	0.3
900,000		Hutchison Whampoa International 12 Ltd., 6.000%, 04/29/49	920,250	0.9
1,050,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	1,073,625	1.1
750,000		Li & Fung Ltd, 5.250%, 05/13/20	828,230	0.8
650,000		Other Securities	732,593	0.7
			3,836,257	3.8
		Hungary: 1.2%
1,100,000		MOL Group Finance SA, 6.250%, 09/26/19	1,213,868	1.2
		India: 6.9%
1,000,000	#	Axis Bank Ltd./Dubai, 2.875%, 06/01/21	1,014,160	1.0
1,000,000	#	Bharti Airtel International Netherlands BV, 5.350%, 05/20/24	1,098,315	1.1
1,000,000	#	Bharti Airtel Ltd, 4.375%, 06/10/25	1,038,070	1.0
450,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	465,943	0.5
500,000		ICICI Bank Ltd., 6.375%, 04/30/22	510,588	0.5
900,000		ICICI Bank Ltd/Dubai, 4.800%, 05/22/19	961,068	0.9
800,000		Reliance Holdings USA, Inc., 5.400%, 02/14/22	902,422	0.9

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		India (continued)
$500,000	#	Reliance Holdings USA, Inc., 4.500%, 10/19/20	$540,932	0.6
408,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	419,738	0.4
			6,951,236	6.9
		Israel: 2.4%
725,000		Israel Electric Corp. Ltd., 7.250%, 01/15/19	807,469	0.8
850,000	#	Israel Electric Corp. Ltd., 6.875%, 06/21/23	1,020,000	1.0
500,000		Israel Electric Corp. Ltd, 6.875%, 06/21/23	600,000	0.6
			2,427,469	2.4
		Jamaica: 1.4%
350,000	#	Digicel Group Ltd., 6.000%, 04/15/21	313,250	0.3
1,250,000		Digicel Ltd., 6.000%, 04/15/21	1,118,750	1.1
			1,432,000	1.4
		Luxembourg: 1.9%
900,000		Altice Financing SA, 7.500%, 05/15/26	939,375	0.9
1,000,000	#	Minerva Luxembourg SA, 6.500%, 09/20/26	986,450	1.0
			1,925,825	1.9
		Mexico: 7.7%
1,350,000		Alfa SAB de CV, 6.875%, 03/25/44	1,434,375	1.4
775,000	#	BBVA Bancomer SA/Texas, 6.750%, 09/30/22	868,000	0.9
1,000,000	#	Cemex SAB de CV, 5.700%, 01/11/25	1,014,700	1.0
500,000	#	Cemex SAB de CV, 7.750%, 04/16/26	556,000	0.6
750,000		Cemex SAB de CV, 5.700%-7.250%, 01/15/21-01/11/25	787,425	0.8
300,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	320,625	0.3
400,000	#	Mexichem SAB de CV, 5.875%, 09/17/44	384,500	0.4
750,000		Mexichem SAB de CV, 5.875%-6.750%, 09/19/42-09/17/44	745,937	0.7
800,000		Nemak SA de CV, 5.500%, 02/28/23	819,200	0.8
800,000	#	Nemak SA de CV, 5.500%, 02/28/23	819,200	0.8
			7,749,962	7.7
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Morocco: 2.5%
$750,000		OCP SA, 5.625%, 04/25/24	$817,361	0.8
1,050,000		OCP SA, 6.875%, 04/25/44	1,194,804	1.2
500,000	#	OCP SA, 4.500%, 10/22/25	508,418	0.5
			2,520,583	2.5
		Panama: 0.3%
250,000	#	AES Panama SRL, 6.000%, 06/25/22	263,125	0.3
		Peru: 6.4%
750,000		Banco de Credito del Peru/Panama, 5.375%, 09/16/20	830,625	0.8
750,000		Banco de Credito del Peru/Panama, 6.125%, 04/24/27	839,250	0.8
500,000		Banco de Credito del Peru/Panama, 6.875%, 09/16/26	571,250	0.6
950,000		Banco Internacional del Peru SAA Interbank, 6.625%, 03/19/29	1,050,937	1.1
1,300,000	#	Cementos Pacasmayo SAA, 4.500%, 02/08/23	1,332,500	1.3
500,000		Corp Financiera de Desarrollo SA, 4.750%, 02/08/22	548,750	0.5
600,000	#	Corp Financiera de Desarrollo SA, 4.750%, 07/15/25	663,540	0.7
575,000		Other Securities	570,957	0.6
			6,407,809	6.4
		Qatar: 0.6%
517,000		Other Securities	571,936	0.6
		Russia: 10.8%
1,010,000		ALROSA Finance SA, 7.750%, 11/03/20	1,155,885	1.2
1,000,000		Credit Bank of Moscow Via CBOM Finance PLC, 8.700%, 11/13/18	1,045,000	1.0
1,250,000		Gazprom Neft OAO Via GPN Capital SA, 4.375%, 09/19/22	1,261,000	1.3
900,000		Gazprom OAO Via Gaz Capital SA, 6.510%, 03/07/22	1,003,500	1.0
600,000		Gazprom OAO Via Gaz Capital SA, 8.625%, 04/28/34	791,404	0.8
100,000	#	Gazprom OAO Via Gaz Capital SA, 9.250%, 04/23/19	115,291	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Russia (continued)
$500,000	#	MMC Finance Ltd., 5.550%, 10/28/20	$536,875	0.5
750,000		MMC Norilsk Nickel OJSC via MMC Finance Ltd., 5.550%, 10/28/20	805,313	0.8
1,050,000		MTS International Funding Ltd., 8.625%, 06/22/20	1,236,692	1.2
900,000		VTB Bank OJSC Via VTB Capital SA, 6.950%, 10/17/22	964,071	1.0
1,800,000		Other Securities	1,937,602	1.9
			10,852,633	10.8
		Singapore: 2.0%
900,000		Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/24	975,442	1.0
1,000,000	#	Oversea-Chinese Banking Corp. Ltd., 4.000%, 10/15/24	1,045,500	1.0
			2,020,942	2.0
		South Africa: 3.5%
1,000,000		AngloGold Ashanti Holdings PLC, 5.125%, 08/01/22	1,040,970	1.0
750,000		AngloGold Ashanti Holdings PLC, 6.500%, 04/15/40	768,750	0.8
1,075,000		Sasol Financing International PLC, 4.500%, 11/14/22	1,106,766	1.1
550,000		Other Securities	559,515	0.6
			3,476,001	3.5
		South Korea: 2.1%
1,925,000	#	Woori Bank Co. Ltd., 4.750%, 04/30/24	2,086,136	2.1
		Sweden: 1.0%
1,000,000		Millicom International Cellular SA, 6.625%, 10/15/21	1,046,250	1.0
		Thailand: 1.5%
900,000	#	PTT Exploration & Production PCL, 4.875%, 12/29/49	919,605	0.9
450,000		Other Securities	556,664	0.6
			1,476,269	1.5
		Turkey: 2.8%
625,000	#	Coca-Cola Icecek AS, 4.750%, 10/01/18	648,913	0.6
2,200,000		Other Securities	2,196,106	2.2
			2,845,019	2.8
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United Arab Emirates: 3.1%
$1,000,000	#	Abu Dhabi National Energy Co. PJSC, 4.375%, 06/22/26	$1,072,782	1.1
980,000		DP World Ltd., 6.850%, 07/02/37	1,138,221	1.1
850,000		National Bank of Abu Dhabi, 5.250%, 12/29/49	864,344	0.9
			3,075,347	3.1
		Total Corporate Bonds/Notes (Cost $84,623,367)	89,244,416	88.8
FOREIGN GOVERNMENT BONDS: 4.4%
		Argentina: 1.1%
1,000,000	#	Argentine Republic Government International Bond, 6.875%, 04/22/21	1,091,000	1.1
		China: 0.5%
500,000	#	CNOOC Curtis Funding No 1 Pty Ltd, 4.500%, 10/03/23	554,887	0.5
		Kazakhstan: 1.0%
875,000		Kazakhstan Government International Bond, 5.125%, 07/21/25	989,188	1.0
		Mexico: 1.8%
750,000	#	Petroleos Mexicanos, 6.750%, 09/21/47	748,875	0.7
1,125,000		Petroleos Mexicanos, 4.875%-5.625%, 01/18/24-01/23/46	1,056,406	1.1
			1,805,281	1.8
		Total Foreign Government Bonds (Cost $4,171,383)	4,440,356	4.4
		Total Long-Term Investments (Cost $88,794,750)	93,684,772	93.2
SHORT-TERM INVESTMENTS: 8.0%
		U.S. Government Agency Obligations: 0.5%
500,000		Federal Home Loan Bank Discount Notes, 0.440%, 02/10/17 (Cost $498,806)	499,422	0.5
		U.S. Treasury Bills: 3.0%
3,000,000		United States Treasury Bill, 12/29/16 (Cost $2,997,979)	2,998,014	3.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2016 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.5%
4,486,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%†† (Cost $4,486,000)	$4,486,000	4.5
	Total Short-Term Investments (Cost $7,982,785)	7,983,436	8.0
	Total Investments in Securities (Cost $96,777,535)	$101,668,208	101.2
	Liabilities in Excess of Other Assets	(1,168,592)	(1.2)
	Net Assets	$100,499,616	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of September 30, 2016.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is $96,882,554.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$5,119,641
Gross Unrealized Depreciation	(333,987)
Net Unrealized Appreciation	$4,785,654

Sector Diversification	Percentage of Net Assets
Financial	25.1%
Energy	18.5
Basic Materials	15.1
Communications	8.1
Consumer, Non-cyclical	5.6
Diversified	5.2
Utilities	4.8
Industrial	4.7
Foreign Government Bonds	3.7
Consumer, Cyclical	2.4
U.S. Government Agency Obligations	0.5
Short-Term Investments	7.5
Liabilities in Excess of Other Assets	(1.2)
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$89,244,416	$—	$89,244,416
Short-Term Investments	4,486,000	3,497,436	—	7,983,436
Foreign Government Bonds	—	4,440,356	—	4,440,356
Total Investments, at fair value	$4,486,000	$97,182,208	$—	$101,668,208
Other Financial Instruments+
Futures	69,897	—	—	69,897
Total Assets	$4,555,897	$97,182,208	$—	$101,738,105

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2016 (Unaudited) (continued)

At September 30, 2016, the following futures contracts were outstanding for Voya Emerging Markets Corporate Debt Fund:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	25	12/20/16	$3,278,125	$16,122
U.S. Treasury 2-Year Note	3	12/30/16	655,406	569
U.S. Treasury 5-Year Note	68	12/30/16	8,263,063	18,578
U.S. Treasury Ultra Long Bond	2	12/20/16	367,750	7,371
			$12,564,344	$42,640
Short Contracts
U.S. Treasury Long Bond	(11)	12/20/16	(1,849,719)	22,233
U.S. Treasury Ultra 10-Year Note	(28)	12/20/16	(4,036,375)	5,024
			$(5,886,094)	$27,257

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$69,897
Total Asset Derivatives		$69,897

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	$75,974	$75,974
Interest rate contracts	43,202	—	43,202
Total	$43,202	$75,974	$119,176

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$52,294
Total	$52,294

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 13.6%
		Argentina: 1.5%
$2,000,000	#	YPF SA, 8.500%-8.750%, 03/23/21-04/04/24	$2,234,600	1.5
		Brazil: 1.5%
2,000,000		Petrobras Global Finance BV, 8.750%, 05/23/26	2,215,000	1.5
		Chile: 1.3%
2,000,000	#	Empresa Nacional del Petroleo, 3.750%, 08/05/26	2,028,316	1.3
		Croatia: 0.7%
975,000	#	Hrvatska Elektroprivreda, 5.875%, 10/23/22	1,073,128	0.7
		Georgia: 0.7%
1,000,000	#	Georgian Oil and Gas Corp. JSC, 6.750%, 04/26/21	1,055,000	0.7
		Luxembourg: 0.3%
500,000	#	Minerva Luxembourg SA, 6.500%, 09/20/26	493,225	0.3
		Mexico: 3.7%
1,000,000	#	Banco Nacional de Comercio Exterior SNC/ Cayman Islands, 3.800%, 08/11/26	972,200	0.6
2,000,000	#	Banco Nacional de Comercio Exterior SNC, 4.375%, 10/14/25	2,075,000	1.4
500,000	#	Cemex SAB de CV, 7.750%, 04/16/26	556,000	0.4
1,000,000	#	Mexico City Airport Trust, 4.250%, 10/31/26	1,005,000	0.7
1,000,000	#	Mexico City Airport Trust, 5.500%, 10/31/46	985,000	0.6
			5,593,200	3.7
		Panama: 1.3%
750,000	#	AES Panama SRL, 6.000%, 06/25/22	789,375	0.5
1,000,000	#	Autoridad del Canal de Panama, 4.950%, 07/29/35	1,140,000	0.8
			1,929,375	1.3
		Russia: 1.0%
1,500,000		Vnesheconombank Via VEB Finance PLC, 6.025%, 07/05/22	1,599,780	1.0
		Turkey: 1.6%
1,500,000	#	KOC Holding AS, 5.250%, 03/15/23	1,542,278	1.0
950,000	#	Turkiye Halk Bankasi AS, 5.000%, 07/13/21	929,436	0.6
			2,471,714	1.6
		Total Corporate Bonds/Notes (Cost $19,488,136)	20,693,338	13.6

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 0.0%
		U.S. Treasury Notes: 0.0%
$18,000		Other Securities	$18,431	0.0
		Total U.S. Treasury Obligations (Cost $18,000)	18,431	0.0
FOREIGN GOVERNMENT BONDS: 81.0%
		Angola: 0.7%
1,000,000	#	Angolan Government International Bond, 9.500%, 11/12/25	998,760	0.7
		Argentina: 6.5%
1,402,038 ±		Argentina Government International Bond, 8.280%, 12/31/33	1,615,849	1.1
2,000,000	#	Argentine Republic Government International Bond, 7.500%, 04/22/26	2,262,000	1.5
2,000,000	#	Argentine Republic Government International Bond, 7.625%, 04/22/46	2,261,000	1.5
2,000,000	#	Republic of Argentina, 6.625%, 07/06/28	2,120,000	1.4
1,500,000	#	Republic of Argentina, 7.125%, 07/06/36	1,593,750	1.0
			9,852,599	6.5
		Armenia: 0.5%
751,000	#	Armenia International Bond, 6.000%, 09/30/20	780,251	0.5
		Azerbaijan: 0.3%
500,000		Other Securities	520,015	0.3
		Brazil: 2.6%
750,000		Banco Nacional de Desenvolvimento Economico e Social, 5.500%, 07/12/20	789,375	0.5
800,000	#	Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 09/26/23	840,000	0.6
2,500,000		Brazilian Government International Bond, 2.625%, 01/05/23	2,318,750	1.5
			3,948,125	2.6
		Chile: 1.1%
1,700,000	#	Corp Nacional del Cobre de Chile, 4.250%, 07/17/42	1,613,018	1.1
		Colombia: 2.0%
1,500,000		Colombia Government International Bond, 8.125%, 05/21/24	1,989,375	1.3

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Colombia (continued)
$900,000		Colombia Government International Bond, 2.625%-6.125%, 03/15/23-01/18/41	$1,004,150	0.7
			2,993,525	2.0
		Costa Rica: 1.1%
1,700,000	#	Costa Rica Government International Bond, 4.250%-5.625%, 01/26/23-04/30/43	1,641,250	1.1
		Croatia: 1.8%
2,025,000		Croatia Government International Bond, 5.500%, 04/04/23	2,257,286	1.5
500,000	#	Croatia Government International Bond, 5.500%, 04/04/23	557,354	0.3
			2,814,640	1.8
		Dominican Republic: 3.3%
750,000		Dominican Republic International Bond, 5.875%, 04/18/24	817,500	0.5
1,500,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	1,597,500	1.0
750,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	848,438	0.6
1,500,000	#	Dominican Republic International Bond, 6.875%, 01/29/26	1,740,000	1.2
			5,003,438	3.3
		Ecuador: 0.7%
1,000,000		Other Securities	1,022,500	0.7
		Egypt: 1.2%
1,130,000		Egypt Government International Bond, 5.750%, 04/29/20	1,162,771	0.7
750,000	#	Egypt Government International Bond, 5.875%, 06/11/25	716,310	0.5
			1,879,081	1.2
		El Salvador: 0.7%
1,000,000	#	El Salvador Government International Bond, 6.375%, 01/18/27	1,010,000	0.7
		Gabon: 0.4%
737,000	#	Gabonese Republic, 6.375%, 12/12/24	677,933	0.4
Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Ghana: 0.5%
$750,000	#	Ghana Government International Bond, 9.250%, 09/15/22	$771,506	0.5
		Guatemala: 0.2%
250,000		Other Securities	337,500	0.2
		Hungary: 3.0%
1,250,000		Hungary Government International Bond, 5.375%, 02/21/23	1,435,592	0.9
1,250,000		Hungary Government International Bond, 6.250%-7.625%, 01/29/20-03/29/41	1,629,598	1.1
1,500,000	#	Magyar Export-Import Bank Zrt, 4.000%, 01/30/20	1,567,500	1.0
			4,632,690	3.0
		Indonesia: 5.7%
1,700,000		Indonesia Government International Bond, 8.500%, 10/12/35	2,579,481	1.7
1,500,000	#	Indonesia Government International Bond, 4.125%, 01/15/25	1,603,967	1.0
750,000		Pertamina Persero PT, 4.300%, 05/20/23	788,509	0.5
1,500,000		Pertamina Persero PT, 5.625%, 05/20/43	1,579,992	1.0
2,000,000		Perusahaan Listrik Negara PT, 5.500%, 11/22/21	2,231,480	1.5
			8,783,429	5.7
		Ivory Coast: 1.6%
2,425,500		Ivory Coast Government International Bond, 5.750%, 12/31/32	2,391,179	1.6
		Jamaica: 1.7%
1,750,000		Jamaica Government International Bond, 6.750%, 04/28/28	2,003,750	1.3
500,000		Jamaica Government International Bond, 8.000%, 03/15/39	602,500	0.4
			2,606,250	1.7
		Kazakhstan: 2.9%
1,000,000	#	Development Bank of Kazakhstan JSC, 4.125%, 12/10/22	985,278	0.7
1,000,000	#	KazAgro National Management Holding JSC, 4.625%, 05/24/23	967,500	0.6

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Kazakhstan (continued)
$2,000,000	#	Kazakhstan Government International Bond, 6.500%, 07/21/45	$2,500,890	1.6
			4,453,668	2.9
		Kenya: 0.3%
500,000	#	Kenya Government International Bond, 6.875%, 06/24/24	492,523	0.3
		Lebanon: 1.6%
2,470,000		Lebanon Government International Bond, 6.100%, 10/04/22	2,445,794	1.6
		Mexico: 6.9%
500,000	#	Comision Federal de Electricidad, 5.750%, 02/14/42	520,000	0.3
1,000,000		Mexico Government International Bond, 4.000%, 10/02/23	1,072,000	0.7
1,750,000		Petroleos Mexicanos, 4.500%, 01/23/26	1,706,250	1.1
471,000		Petroleos Mexicanos, 4.875%, 01/18/24	478,065	0.3
2,000,000		Petroleos Mexicanos, 5.500%, 06/27/44	1,743,800	1.2
1,000,000	#	Petroleos Mexicanos, 6.750%, 09/21/47	998,500	0.7
2,750,000	#	Petroleos Mexicanos, 6.875%, 08/04/26	3,107,362	2.0
1,000,000		Other Securities	987,500	0.6
			10,613,477	6.9
		Morocco: 1.2%
1,500,000		Morocco Government International Bond, 4.250%, 12/11/22	1,595,310	1.0
250,000	#	Morocco Government International Bond, 5.500%, 12/11/42	286,790	0.2
			1,882,100	1.2
		Namibia: 0.7%
1,000,000		Namibia International Bonds, 5.500%, 11/03/21	1,080,190	0.7
		Panama: 3.8%
1,200,000		Panama Government International Bond, 5.200%, 01/30/20	1,329,000	0.9
1,250,000		Panama Government International Bond, 6.700%, 01/26/36	1,712,500	1.1
Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Panama (continued)
$2,600,000		Panama Government International Bond, 3.875%-4.300%, 09/22/24-04/29/53	$2,824,250	1.8
			5,865,750	3.8
		Paraguay: 0.8%
1,100,000		Republic of Paraguay, 4.625%, 01/25/23	1,171,500	0.8
		Peru: 1.4%
1,000,000		El Fondo MIVIVIENDA S.A., 3.500%, 01/31/23	1,032,500	0.7
861,000		Peruvian Government International Bond, 5.625%, 11/18/50	1,142,978	0.7
			2,175,478	1.4
		Philippines: 1.9%
1,000,000		Philippine Government International Bond, 6.375%, 01/15/32	1,418,350	0.9
1,000,000		Philippine Government International Bond, 7.750%, 01/14/31	1,560,978	1.0
			2,979,328	1.9
		Poland: 2.5%
750,000		Poland Government International Bond, 3.000%, 03/17/23	781,380	0.5
1,750,000		Poland Government International Bond, 3.250%, 04/06/26	1,856,706	1.2
1,000,000		Poland Government International Bond, 5.125%, 04/21/21	1,131,972	0.8
			3,770,058	2.5
		Romania: 1.4%
1,310,000		Romanian Government International Bond, 6.750%, 02/07/22	1,581,622	1.0
500,000	#	Romanian Government International Bond, 4.375%, 08/22/23	554,335	0.4
			2,135,957	1.4
		Russia: 2.9%
2,000,000		Russian Foreign Bond - Eurobond, 4.750%, 05/27/26	2,159,600	1.4
2,000,000	#	Russian Foreign Bond - Eurobond, 4.875%, 09/16/23	2,202,500	1.5
			4,362,100	2.9

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		South Africa: 2.1%
$1,000,000	#	Eskom Holdings SOC Ltd, 7.125%, 02/11/25	$1,031,090	0.7
1,250,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	1,218,595	0.8
1,000,000		Other Securities	995,000	0.6
			3,244,685	2.1
		Sri Lanka: 1.7%
500,000	#	Sri Lanka Government International Bond, 5.875%, 07/25/22	515,752	0.3
2,000,000	#	Sri Lanka Government International Bond, 6.825%, 07/18/26	2,155,114	1.4
			2,670,866	1.7
		Tanzania: 0.3%
388,890		Other Securities	407,362	0.3
		Trinidad And Tobago: 0.2%
375,000		Other Securities	371,250	0.2
		Turkey: 4.9%
1,500,000		Turkey Government International Bond, 4.875%, 10/09/26	1,530,180	1.0
2,500,000		Turkey Government International Bond, 6.000%, 01/14/41	2,681,387	1.8
2,700,000		Turkey Government International Bond, 7.375%, 02/05/25	3,200,521	2.1
			7,412,088	4.9
		Ukraine: 2.0%
3,563,000	#	Ukraine Government International Bond, 4.790%-7.750%, 09/01/20-05/31/40	2,982,273	2.0
		Uruguay: 2.8%
2,150,000		Uruguay Government International Bond, 4.375%, 10/27/27	2,324,688	1.5
1,460,000		Uruguay Government International Bond, 4.500%-8.000%, 11/18/22-03/21/36	1,912,131	1.3
			4,236,819	2.8
		Venezuela: 1.4%
2,750,000		Petroleos de Venezuela SA, 9.000%-9.750%, 11/17/21-05/17/35	1,485,563	1.0
1,250,000		Other Securities	685,625	0.4
			2,171,188	1.4
Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Vietnam: 0.9%
$1,200,000		Vietnam Government International Bond, 6.750%, 01/29/20	$1,341,446	0.9
		Zambia: 0.8%
1,250,000	#	Zambia Government International Bond, 8.500%-8.970%, 04/14/24-07/30/27	1,234,375	0.8
		Total Foreign Government Bonds (Cost $117,936,571)	123,777,964	81.0
		Total Long-Term Investments (Cost $137,442,707)	144,489,733	94.6
SHORT-TERM INVESTMENTS: 3.8%
		U.S. Government Agency Obligations: 0.5%
750,000		Federal Home Loan Bank Discount Notes, 0.440%, 02/10/17 (Cost $748,209)	749,133	0.5
		U.S. Treasury Bills: 2.0%
3,000,000		United States Treasury Bill, 12/29/16 (Cost $2,997,979)	2,998,014	2.0
		Foreign Government Bonds: 0.6%
500,000		Pakistan Government International Bond, 6.875%, 06/01/17	509,988	0.3
500,000		Petroleos de Venezuela SA, 5.250%, 04/12/17	427,500	0.3
			937,488	0.6
Shares		Value	Percentage of Net Assets
1,109,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%†† (Cost $1,109,000)	1,109,000	0.7
	Total Short-Term Investments (Cost $5,821,639)	5,793,635	3.8
	Total Investments in Securities (Cost $143,264,346)	$150,283,368	98.4
	Assets in Excess of Other Liabilities	2,448,265	1.6
	Net Assets	$152,731,633	100.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2016 (Unaudited) (continued)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of September 30, 2016.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

±
Defaulted security

Cost for federal income tax purposes is $143,440,755.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$8,972,957
Gross Unrealized Depreciation	(2,130,344)
Net Unrealized Appreciation	$6,842,613

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	80.9%
Energy	5.7
Financial	3.6
Industrial	2.5
Utilities	1.2
Diversified	1.0
Consumer, Non-cyclical	0.3
U.S. Treasury Obligations	0.0
U.S. Government Agency Obligations	0.5
Short-Term Investments	2.7
Assets in Excess of Other Liabilities	1.6
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$20,693,338	$—	$20,693,338
Short-Term Investments	1,109,000	4,684,635	—	5,793,635
U.S. Treasury Obligations	—	18,431	—	18,431
Foreign Government Bonds	—	123,777,964	—	123,777,964
Total Investments, at fair value	$1,109,000	$149,174,368	$—	$150,283,368
Other Financial Instruments+
Futures	86,716	—	—	86,716
OTC Swaps	—	927,148	—	927,148
Total Assets	$1,195,716	$150,101,516	$—	$151,297,232
Liabilities Table
Other Financial Instruments+
Futures	$(60,405)	$—	$—	$(60,405)
Total Liabilities	$(60,405)	$—	$—	$(60,405)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2016 (Unaudited) (continued)

At September 30, 2016, the following futures contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	77	12/30/16	$16,822,095	$15,185
U.S. Treasury Ultra Long Bond	20	12/20/16	3,677,500	(47,238)
			$20,499,595	$(32,053)
Short Contracts
U.S. Treasury 5-Year Note	(43)	12/30/16	(5,225,172)	(11,837)
U.S. Treasury Long Bond	(30)	12/20/16	(5,044,688)	71,531
U.S. Treasury Ultra 10-Year Note	(31)	12/20/16	(4,468,844)	(1,330)
			$(14,738,704)	$58,364

At September 30, 2016, the following over-the-counter credit default swaps were outstanding for Voya Emerging Markets Hard Currency Debt Fund:
Credit Default Swaps on Credit Indices — Buy Protection(1)
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX Emerging Markets Series 25, Version 1	Buy	(1.000)	06/20/21	USD 7,000,000	$432,669	$586,034	$(153,365)
JPMorgan Chase & Co.	CDX Emerging Markets Series 25, Version 1	Buy	(1.000)	06/20/21	USD 8,000,000	494,479	622,776	(128,297)
						$927,148	$1,208,810	$(281,662)

(1)
If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Credit contracts	Upfront payments paid on OTC swap agreements	$1,208,810
Interest rate contracts	Net Assets — Unrealized appreciation*	86,716
Total Asset Derivatives		$1,295,526
Liability Derivatives
Credit contracts	Unrealized depreciation on OTC swap agreements	$281,662
Interest rate contracts	Net Assets — Unrealized depreciation*	60,405
Total Liability Derivatives		$342,067

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2016 (Unaudited) (continued)

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	(70,611)	$(70,611)
Interest rate contracts	(88,531)	—	(88,531)
Total	$(88,531)	$(70,611)	$(159,142)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	$(281,662)	$(281,662)
Interest rate contracts	59,498	—	59,498
Total	$59,498	$(281,662)	$(222,164)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2016:
	Barclays Bank PLC	JPMorgan Chase & Co.	Totals
Assets:
OTC credit default swaps	$432,669	$494,479	$927,148
Total Assets	$432,669	$494,479	$927,148
Net OTC derivative instruments by counterparty, at fair value	$432,669	$494,479	$927,148
Total collateral pledged by the Fund/(Received from counterparty)	$(432,669)	$—	$(432,669)
Net Exposure(1)(2)	$—	$494,479	$494,479

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At September 30, 2016, the Fund had received $580,000 in cash collateral from Barclays Bank PLC. Excess cash collateral is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2016 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.7%
	United States: 0.7%
MXN11,000,000	General Electric Capital Corp., 8.500%, 04/06/18	$589,718	0.7
	Total Corporate Bonds/Notes (Cost $787,517)	589,718	0.7
FOREIGN GOVERNMENT BONDS: 77.6%
	Brazil: 6.4%
BRL6,000,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/18	1,801,248	2.0
BRL1,200,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/19	358,204	0.4
BRL12,500,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	3,661,337	4.0
		5,820,789	6.4
	Colombia: 6.5%
COP500,000,000	Colombian TES, 7.000%, 09/11/19	176,746	0.2
COP2,700,000,000	Colombian TES, 7.000%, 05/04/22	956,778	1.1
COP3,098,000,000	Colombian TES, 7.500%, 08/26/26	1,117,829	1.2
COP5,306,000,000	Colombian TES, 10.000%, 07/24/24	2,191,975	2.4
COP3,500,000,000	Colombian TES, 11.000%, 07/24/20	1,397,845	1.6
		5,841,173	6.5
	Hungary: 4.7%
HUF230,000,000	Hungary Government Bond, 3.500%, 06/24/20	899,249	1.0
HUF50,000,000	Hungary Government Bond, 4.000%, 04/25/18	192,356	0.2
HUF150,000,000	Hungary Government Bond, 6.500%, 06/24/19	625,145	0.7
HUF275,000,000	Hungary Government International Bond, 6.000%, 11/24/23	1,245,800	1.4
HUF273,000,000	Hungary Government International Bond, 7.000%, 06/24/22	1,256,561	1.4
		4,219,111	4.7
Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Indonesia: 9.9%
IDR10,950,000,000	Indonesia Treasury Bond, 7.000%, 05/15/22	$846,627	0.9
IDR10,000,000,000	Indonesia Treasury Bond, 7.000%, 05/15/27	766,353	0.8
IDR20,290,000,000	Indonesia Treasury Bond, 8.250%, 07/15/21	1,644,378	1.8
IDR15,000,000,000	Indonesia Treasury Bond, 8.250%, 06/15/32	1,252,551	1.4
IDR17,087,000,000	Indonesia Treasury Bond, 8.375%, 03/15/24	1,419,880	1.6
IDR15,000,000,000	Indonesia Treasury Bond, 8.375%, 03/15/34	1,256,225	1.4
IDR16,000,000,000	Indonesia Treasury Bond, 9.000%, 03/15/29	1,401,885	1.6
IDR4,112,000,000	Indonesia Treasury Bond, 11.000%, 09/15/25	395,324	0.4
		8,983,223	9.9
	Malaysia: 4.7%
MYR6,980,000	Malaysia Government Bond, 3.480%, 03/15/23	1,688,250	1.9
MYR2,510,000	Malaysia Government Bond, 3.955%, 09/15/25	619,611	0.7
MYR7,673,000	Malaysia Government Bond, 3.418%-4.392%, 03/31/20-04/15/26	1,916,384	2.1
		4,224,245	4.7
	Mexico: 7.8%
MXN15,700,000	Mexican Bonos, 6.500%, 06/10/21	835,037	0.9
MXN23,000,000	Mexican Bonos, 6.500%, 06/09/22	1,226,497	1.4
MXN44,500,000	Mexican Bonos, 8.000%, 06/11/20	2,475,384	2.7
MXN19,000,000	Mexican Bonos, 8.500%, 11/18/38	1,210,796	1.3
MXN20,000,000	Mexican Bonos, 10.000%, 12/05/24	1,304,968	1.5
		7,052,682	7.8

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2016 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Peru: 2.4%
PEN3,358,000	Peruvian Government International Bond, 6.350%, 08/12/28	$991,151	1.1
PEN3,000,000	Peruvian Government International Bond, 8.200%, 08/12/26	1,056,199	1.2
PEN405,000#	Peruvian Government International Bond, 7.840%, 08/12/20	133,352	0.1
		2,180,702	2.4
	Philippines: 0.6%
PHP26,000,000	Philippine Government International Bond, 3.900%, 11/26/22	537,478	0.6
	Poland: 8.4%
PLN2,525,000	Poland Government Bond, 3.250%, 07/25/25	681,615	0.8
PLN6,300,000	Poland Government Bond, 4.000%, 10/25/23	1,789,962	2.0
PLN6,287,000	Poland Government Bond, 5.250%, 10/25/20	1,841,429	2.0
PLN8,720,000	Poland Government Bond, 5.750%, 10/25/21	2,648,906	2.9
PLN2,390,000	Poland Government Bond, 1.750%-5.500%, 10/25/19-07/25/21	634,927	0.7
		7,596,839	8.4
	Romania: 2.9%
RON3,900,000	Romania Government Bond, 2.500%, 04/29/19	1,016,955	1.1
RON2,560,000	Romania Government Bond, 5.850%, 04/26/23	775,661	0.9
RON2,850,000	Romania Government Bond, 5.950%, 06/11/21	842,362	0.9
		2,634,978	2.9
	Russia: 3.3%
RUB68,400,000	Russian Federal Bond - OFZ, 6.400%, 05/27/20	1,029,365	1.1
RUB76,200,000	Russian Federal Bond - OFZ, 6.700%, 05/15/19	1,170,394	1.3
Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Russia (continued)
RUB40,000,000	Russian Federal Bond - OFZ, 7.500%, 08/18/21	$619,412	0.7
RUB10,000,000	Russian Federal Bond - OFZ, 7.600%, 04/14/21	155,267	0.2
		2,974,438	3.3
	South Africa: 4.9%
ZAR1,800,000	Kommunalbanken AS, 6.500%, 06/07/18	127,960	0.2
ZAR15,303,122	South Africa Government Bond, 6.250%, 03/31/36	815,590	0.9
ZAR17,000,000	South Africa Government Bond, 8.000%, 01/31/30	1,141,025	1.3
ZAR28,250,000	South Africa Government Bond, 10.500%, 12/21/26	2,310,849	2.5
		4,395,424	4.9
	Supranational: 3.6%
ZAR8,000,000	European Investment Bank, 9.000%, 12/21/18	594,335	0.7
ZAR12,460,000	European Investment Bank, 9.000%, 03/31/21	936,500	1.0
ZAR16,840,000	European Investment Bank, 8.125%-8.500%, 07/29/22-12/21/26	1,222,723	1.3
ZAR7,500,000	Nordic Investment Bank, 7.000%, 09/25/18	538,673	0.6
		3,292,231	3.6
	Thailand: 4.8%
THB13,500,000	Thailand Government Bond, 3.450%, 03/08/19	406,726	0.5
THB96,000,000	Thailand Government Bond, 3.625%, 06/16/23	3,066,545	3.4
THB24,755,000	Thailand Government Bond, 3.850%, 12/12/25	819,782	0.9
		4,293,053	4.8
	Turkey: 6.7%
TRY2,500,000	Turkey Government Bond, 6.300%, 02/14/18	812,487	0.9

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2016 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Turkey (continued)
TRY4,665,000	Turkey Government Bond, 8.000%, 03/12/25	$1,426,790	1.6
TRY3,329,000	Turkey Government Bond, 9.400%, 07/08/20	1,126,591	1.2
TRY5,000,000	Turkey Government Bond, 9.500%, 01/12/22	1,689,564	1.9
TRY2,020,000	Turkey Government Bond, 10.500%, 01/15/20	707,774	0.8
TRY1,040,000	Turkey Government Bond, 7.100%-8.800%, 03/08/23-09/27/23	322,014	0.3
		6,085,220	6.7
	Total Foreign Government Bonds (Cost $76,979,996)	70,131,586	77.6
	Total Long-Term Investments (Cost $77,767,513)	70,721,304	78.3
SHORT-TERM INVESTMENTS: 20.2%
	U.S. Government Agency Obligations: 1.4%
750,000	Federal Home Loan Bank Discount Notes, 11/09/16	749,838	0.8
500,000	Federal Home Loan Bank Discount Notes, 02/10/17	499,422	0.6
		1,249,260	1.4
	U.S. Treasury Bills: 8.9%
4,000,000	United States Treasury Bill, 12/29/16	3,997,352	4.5
4,000,000	United States Treasury Bill, 03/09/17	3,993,152	4.4
		7,990,504	8.9
	Foreign Government Bonds: 5.8%
MYR7,000,000	Asian Development Bank, 4.000%, 02/08/17	1,698,968	1.9
BRL2,000,000	Banco do Brasil SA/Cayman, 9.750%, 07/18/17	593,454	0.7
HUF55,600,000	European Investment Bank, 6.250%, 10/27/16	203,493	0.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Foreign Government Bonds (continued)
MYR9,000,000	Export-Import Bank of Korea, 4.070%, 02/02/17	$2,177,776	2.4
IDR7,500,000,000	Inter-American Development Bank, 7.250%, 07/17/17	578,261	0.6
		5,251,952	5.8
Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.1%
3,713,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%†† (Cost $3,713,000)	3,713,000	4.1
	Total Short-Term Investments (Cost $18,910,254)	18,204,716	20.2
	Total Investments in Securities (Cost $96,677,767)	$88,926,020	98.5
	Assets in Excess of Other Liabilities	1,397,076	1.5
	Net Assets	$90,323,096	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of September 30, 2016.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

BRL
Brazilian Real

COP
Colombian Peso

HUF
Hungarian Forint

IDR
Indonesian Rupiah

MXN
Mexican Peso

MYR
Malaysian Ringgit

PEN
Peruvian Nuevo Sol

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2016 (Unaudited) (continued)

PHP
Philippine Peso

PLN
Polish Zloty

RON
Romanian New Leu

RUB
Russian Ruble

THB
Thai Baht

TRY
Turkish New Lira

ZAR
South African Rand

Cost for federal income tax purposes is $96,934,846.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,398,980
Gross Unrealized Depreciation	(9,407,806)
Net Unrealized Depreciation	$(8,008,826)

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	82.7%
Industrial	0.7
U.S. Government Agency Obligations	1.4
Financial	0.7
U.S. Treasury Bills	8.9
Short-Term Investments	4.1
Assets in Excess of Other Liabilities	1.5
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$589,718	$—	$589,718
Short-Term Investments	3,713,000	14,491,716	—	18,204,716
Foreign Government Bonds	—	70,131,586	—	70,131,586
Total Investments, at fair value	$3,713,000	$85,213,020	$—	$88,926,020
Other Financial Instruments+
Forward Foreign Currency Contracts	—	163,189	—	163,189
Futures	4,115	—	—	4,115
OTC Swaps	—	10,578	—	10,578
Total Assets	$3,717,115	$85,386,787	$—	$89,103,902
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(150,013)	$—	$(150,013)
Futures	(4,670)	—	—	(4,670)
Total Liabilities	$(4,670)	$(150,013)	$—	$(154,683)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2016 (Unaudited) (continued)

At September 30, 2016, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Malaysian Ringgit	3,177,548	Buy	10/07/16	$766,894	$768,461	$1,567
Barclays Bank PLC	Philippine Peso	8,609,698	Buy	10/07/16	179,406	177,582	(1,824)
Barclays Bank PLC	Turkish Lira	1,083,957	Buy	11/18/16	349,456	357,826	8,370
BNP Paribas Bank	Mexican Peso	2,856,321	Buy	12/02/16	144,711	146,308	1,597
BNP Paribas Bank	Thai Baht	86,649,271	Buy	10/07/16	2,465,199	2,500,589	35,390
BNP Paribas Bank	Brazilian Real	6,298,193	Buy	12/02/16	1,855,411	1,903,367	47,956
BNP Paribas Bank	Mexican Peso	10,011,381	Buy	12/02/16	522,193	512,806	(9,387)
Deutsche Bank AG	Thai Baht	5,514,382	Buy	10/07/16	158,041	159,138	1,097
Deutsche Bank AG	Romanian New Leu	355,178	Buy	11/18/16	89,000	89,865	865
Deutsche Bank AG	Thai Baht	92,163,653	Buy	12/16/16	2,647,704	2,657,136	9,432
Deutsche Bank AG	Polish Zloty	9,240,316	Buy	11/18/16	2,394,881	2,413,980	19,099
Deutsche Bank AG	Turkish Lira	552,599	Buy	11/18/16	178,734	182,419	3,685
Deutsche Bank AG	Hungarian Forint	130,027,567	Buy	11/18/16	469,161	474,238	5,077
							$122,924
Barclays Bank PLC	Philippine Peso	8,609,698	Sell	10/07/16	$180,789	$177,582	$3,207
Barclays Bank PLC	Malaysian Ringgit	3,177,548	Sell	12/16/16	765,103	768,444	(3,341)
Barclays Bank PLC	Philippine Peso	8,609,698	Sell	12/16/16	178,236	177,424	812
BNP Paribas Bank	Colombian Peso	2,731,733,200	Sell	12/02/16	857,687	937,290	(79,603)
Citigroup, Inc.	Hungarian Forint	147,548,442	Sell	11/18/16	536,900	538,141	(1,241)
Citigroup, Inc.	Mexican Peso	1,689,267	Sell	12/02/16	89,000	86,528	2,472
Deutsche Bank AG	Thai Baht	92,163,653	Sell	10/07/16	2,649,866	2,659,727	(9,861)
Deutsche Bank AG	Polish Zloty	1,040,549	Sell	11/18/16	273,112	271,837	1,275
Deutsche Bank AG	Polish Zloty	2,600,000	Sell	11/18/16	679,262	679,235	27
Deutsche Bank AG	South African Rand	20,534,806	Sell	11/18/16	1,438,458	1,483,201	(44,743)
Goldman Sachs & Co.	Romanian New Leu	11,435	Sell	11/18/16	2,880	2,893	(13)
JPMorgan Chase & Co.	Malaysian Ringgit	1,271,244	Sell	10/07/16	312,000	307,439	4,561
JPMorgan Chase & Co.	Malaysian Ringgit	1,906,304	Sell	10/07/16	477,723	461,023	16,700
							$(109,748)

At September 30, 2016, the following futures contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury Long Bond	1	12/20/16	$168,156	$(2,495)
U.S. Treasury Ultra 10-Year Note	2	12/20/16	288,312	(441)
			$456,468	$(2,936)
Short Contracts
U.S. Treasury 10-Year Note	(2)	12/20/16	(262,250)	(337)
U.S. Treasury 2-Year Note	(3)	12/30/16	(655,406)	(566)
U.S. Treasury 5-Year Note	(3)	12/30/16	(364,547)	(831)
U.S. Treasury Ultra Long Bond	(1)	12/20/16	(183,875)	4,115
			$(1,466,078)	$2,381

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2016 (Unaudited) (continued)

At September 30, 2016, the following over-the-counter interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:
	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 8.280% and pay a floating rate based on the 3-month ZAR-JIBAR-SAFEX
Counterparty: Barclays Bank PLC	09/30/24	ZAR 7,500,000	$10,578	$—	$10,578
			$10,578	$—	$10,578

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$163,189
Interest rate contracts	Net Assets — Unrealized appreciation*	4,115
Interest rate contracts	Unrealized appreciation on OTC swap agreements	10,578
Total Asset Derivatives		$177,882
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$150,013
Interest rate contracts	Net Assets — Unrealized appreciation*	4,670
Total Liability Derivatives		$154,683

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions**	Futures	Swaps	Total
Foreign exchange contracts	$520,704	$—	$—	$520,704
Interest rate contracts	—	(9,951)	(15,119)	(25,070)
Total	$520,704	$(9,951)	$(15,119)	$495,634

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions**	Futures	Swaps	Total
Foreign exchange contracts	$(221,611)	$—	$—	$(221,611)
Interest rate contracts	—	(639)	11,406	10,767
Total	$(221,611)	$(639)	$11,406	$(210,844)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments.

**
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2016 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2016:
	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	JPMorgan Chase & Co.	Totals
Assets:
Forward foreign currency contracts	$13,956	$84,943	$2,472	$40,557	$—	$21,261	$163,189
OTC Interest rate swaps	10,578	—	—	—	—	—	10,578
Total Assets	$24,534	$84,943	$2,472	$40,557	$—	$21,261	$173,767
Liabilities:
Forward foreign currency contracts	$5,165	$88,990	$1,241	$54,604	$13	$—	$150,013
Total Liabilities	$5,165	$88,990	$1,241	$54,604	$13	$—	$150,013
Net OTC derivative instruments by counterparty, at fair value	$19,369	$(4,047)	$1,231	$(14,047)	$(13)	$21,261	$23,754
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$19,369	$(4,047)	$1,231	$(14,047)	$(13)	$21,261	$23,754

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 34.1%
		United States: 34.1%
$1,506,446		Alternative Loan Trust 2004-32CB, 0.925%, 02/25/35	$1,324,810	0.5
5,530,392		Alternative Loan Trust 2005-10CB 1A1, 1.025%, 05/25/35	4,440,074	1.7
877,335		Alternative Loan Trust 2005-31, 0.805%,08/25/35	694,723	0.3
622,768		Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/36	572,284	0.2
1,121,360		Alternative Loan Trust 2005-J2 1A12, 0.925%, 04/25/35	921,673	0.4
691,163		Alternative Loan Trust 2006-19CB A12, 0.925%, 08/25/36	430,667	0.2
1,245,898		Alternative Loan Trust 2006-20CB, 6.000%, 07/25/36	924,267	0.4
933,823		Alternative Loan Trust 2007-18CB, 0.995%, 08/25/37	544,943	0.2
707,717		Bear Stearns ALT-A Trust 2005-10, 2.953%,01/25/36	593,456	0.2
357,225		Bear Stearns ALT-A Trust 2005-4 23A1, 2.980%, 05/25/35	345,386	0.1
1,044,318		Bear Stearns ALT-A Trust 2005-7, 3.239%, 09/25/35	943,198	0.4
3,331,306		Bear Stearns ALT-A Trust 2005-9 26A1, 2.939%, 11/25/35	2,682,056	1.1
750,000	#	Bellemeade Re Ltd. 2015-1A M2, 4.825%, 07/25/25	754,456	0.3
924,056		CHL Mortgage Pass-Through Trust 2004-22 A3, 2.725%, 11/25/34	880,620	0.4
1,297,450		CHL Mortgage Pass-Through Trust 2006-1, 6.000%, 03/25/36	1,119,576	0.4
392,914		CHL Mortgage Pass-Through Trust 2007-14, 0.925%, 09/25/37	276,642	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States (continued)
$1,118,889		CHL Mortgage Pass-Through Trust 2007-7 A7,5.750%, 06/25/37	$1,018,850	0.4
995,566		Citigroup Mortgage Loan Trust 2006-AR2 1A1, 2.963%, 03/25/36	915,539	0.4
529,394		Citigroup Mortgage Loan Trust 2007-10 22AA, 3.296%, 09/25/37	486,795	0.2
1,314,019	#	Citigroup Mortgage Loan Trust 2013-7, 2.766%, 08/25/36	1,081,286	0.4
858,026		Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2, 3.043%, 08/25/35	800,756	0.3
432,749		CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/37	377,928	0.1
672,587	#	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1, 4.056%, 06/27/37	666,070	0.3
5,768,989		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 0.811%, 08/19/45	4,882,264	1.9
500,000		Fannie Mae Connecticut Avenue Securities 2015-C03 1M2, 5.525%, 07/25/25	534,234	0.2
3,000,000		Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 4.775%, 01/25/29	3,088,717	1.2
3,000,000		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 4.975%, 01/25/29	3,104,328	1.2
500,000		Fannie Mae Connecticut Avenue Securities, 6.525%, 09/25/28	553,196	0.2
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN2 M3, 4.125%, 04/25/24	515,423	0.2
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN4 M3, 5.075%, 10/25/24	1,061,829	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States (continued)
$1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.275%, 10/25/24	$1,069,951	0.4
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.225%, 04/25/28	531,316	0.2
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 5.325%, 05/25/28	535,842	0.2
750,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 6.075%, 07/25/28	825,704	0.3
3,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA2 M3, 5.175%, 10/25/28	3,159,781	1.3
3,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA3 M3, 5.525%, 12/25/28	3,212,219	1.3
354,486		GSR Mortgage Loan Trust 2005-AR5, 3.215%, 10/25/35	313,506	0.1
991,281		GSR Mortgage Loan Trust, 2.952%, 01/25/36	928,038	0.4
6,092,815		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 0.735%, 02/25/46	4,867,949	1.9
804,935	#	Jefferies Resecuritization Trust 2009-R6, 2.963%, 03/26/36	785,311	0.3
1,276,390		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/36	1,137,447	0.4
398,334		JP Morgan Mortgage Trust 2007-A3, 3.297%, 05/25/37	353,657	0.1
1,701,934		JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/37	1,406,037	0.6
467,158		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 0.905%, 08/25/35	451,697	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
$312,093	Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2, 2.652%, 02/25/35	$301,595	0.1
443,451	Morgan Stanley Mortgage Loan Trust 2005-10, 5.500%, 12/25/35	400,028	0.2
3,742,502	MortgageIT Trust 2004-1 B1, 2.325%, 11/25/34	3,352,346	1.3
6,027,510	TBW Mortgage-Backed Trust 2006-6 A5B, 6.040%, 01/25/37	3,332,780	1.3
7,186,728	TBW Mortgage-Backed Trust 2007-2 A1A, 5.965%, 07/25/37	4,989,954	2.0
709,901	Wachovia Mortgage Loan Trust LLC Series 2005-B Trust 2A1, 3.104%,10/20/35	647,823	0.3
920,971	Wachovia Mortgage Loan Trust LLC Series 2005-B Trust 2A2, 3.104%, 10/20/35	840,435	0.3
1,305,465	WaMu Mortgage Pass-Through Certificates, 2.791%, 09/25/36	1,188,367	0.5
766,659	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 Trust, 2.237%, 11/25/36	685,187	0.3
1,072,828	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 2A3, 2.270%, 12/25/36	918,059	0.4
604,569	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 3A1, 3.696%, 12/25/36	556,195	0.2
1,300,218	WaMu Mortgage Pass-Through Certificates Series 2006-AR6 2A3, 2.776%, 08/25/36	1,165,302	0.4
1,209,205	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust 3A2, 4.172%, 02/25/37	1,128,803	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States (continued)
$839,388		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.603%, 12/25/36	$735,650	0.3
1,177,439		WaMu Mortgage Pass-Through Certificates WMALT Series Trust 2007-OC1 A3, 0.755%, 01/25/47	894,729	0.3
827,800		WaMu Mortgage Pass-through Certificates, 2.544%, 02/25/37	747,244	0.3
938,902		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/35	894,225	0.3
749,449		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/35	699,484	0.3
1,306,038		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/35	1,219,531	0.5
518,463		Wells Fargo Alternative Loan Trust, 6.250%, 07/25/37	472,428	0.2
452,369		Wells Fargo Mortgage Backed Securities 2006-AR4 Trust 2A4, 3.198%, 04/25/36	416,151	0.2
596,611		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust, 3.088%, 05/25/36	569,343	0.2
1,999,548		Wells Fargo Mortgage Backed Securities 2007-AR7 Trust A1, 2.944%, 12/28/37	1,845,649	0.7
108,029	#	Wells Fargo Mortgage-Backed Securities Trust, 3.058%, 06/26/35	107,498	0.0
3,049,246		Other Securities	2,807,746	1.1
		Total Collateralized Mortgage Obligations (Cost $86,607,265)	87,031,053	34.1

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 28.8%
		Cayman Islands: 9.6%
$2,000,000	#	Apidos CLO XIV 2013-14A D, 4.180%, 04/15/25	$1,976,050	0.8
500,000	#	Atrium V 5A B, 1.501%, 07/20/20	492,808	0.2
1,000,000	#	Atrium V 5A D, 4.511%, 07/20/20	998,611	0.4
500,000	#	Bluemountain CLO III Ltd. 2007-3A C, 1.547%, 03/17/21	497,032	0.2
3,050,000	#	Carlyle Global Market Strategies CLO 2013-2 Ltd., 4.429%, 04/18/25	3,042,576	1.2
577,782	#	CIFC Funding 2006-2A B2L, 4.842%, 03/01/21	577,762	0.2
500,000	#	Cornerstone CLO Ltd. 2007-1A C, 3.080%, 07/15/21	493,209	0.2
1,000,000	#	Dryden XXV Senior Loan Fund 2012-25A D, 4.680%, 01/15/25	999,983	0.4
500,000	#	Emerson Park CLO Ltd. 2013-1A D, 4.430%, 07/15/25	489,196	0.2
784,464	#	Fraser Sullivan CLO II Ltd. 2006-2A D, 2.357%, 12/20/20	783,541	0.3
1,680,000	#	Fraser Sullivan CLO II Ltd. 2006-2A E, 4.357%, 12/20/20	1,657,928	0.6
750,000	#	GoldenTree Loan Opportunities IV Ltd., 5.051%, 08/18/22	750,657	0.3
250,000	#	Landmark IX CDO Ltd. 2007-9A D, 2.130%, 04/15/21	249,911	0.1
1,000,000	#	LCM XIII L.P. 13A D, 4.488%, 01/19/23	999,989	0.4
213,621	#	Madison Park Funding IV Ltd., 4.466%, 03/22/21	209,478	0.1
500,000	#	Madison Park Funding Ltd., 3.971%, 07/26/21	500,137	0.2
1,000,000	#	Madison Park Funding XIV Ltd. 2014-14A D, 4.296%, 07/20/26	987,640	0.4
1,000,000	#	Muir Grove CLO Ltd. 2007-1A C, 3.715%, 03/25/20	1,000,208	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Cayman Islands (continued)
$1,150,000	#	Octagon Investment Partners XIV Ltd. 2012-1A C, 4.680%, 01/15/24	$1,131,187	0.4
1,000,000	#	OHA Loan Funding Ltd. 2013-1A D, 4.315%, 07/23/25	994,487	0.4
500,000	#	Shasta CLO Ltd. 2007-1A BSL, 4.246%, 04/20/21	497,004	0.2
1,000,000	#	Telos CLO 2006-1A E Ltd., 4.915%, 10/11/21	1,001,336	0.4
250,000	#	Telos CLO 2007-2A D Ltd., 2.880%, 04/15/22	244,629	0.1
4,090,000	#	Venture XIII CLO Ltd. 2013-13A D, 4.395%, 06/10/25	3,975,779	1.5
			24,551,138	9.6
		United States: 19.2%
1,000,000	#	American Homes 4 Rent 2015-SFR1 E, 5.639%, 04/17/52	1,066,755	0.4
1,113,757	#,^	American Homes 4 Rent 2015-SFR1 XS, 04/17/52	—	—
1,750,000	#	American Homes 4 Rent 2015-SFR2 Trust Class C, 4.691%, 10/17/45	1,942,284	0.8
2,476,555	#,^	American Homes 4 Rent 2015-SFR2 Trust Class XS, 10/17/45	—	—
848,259		Bear Stearns Asset Backed Securities I Trust 2006-HE9 3A, 0.665%, 11/25/36	758,584	0.3
454,818		Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 3.239%, 10/25/36	438,916	0.2
1,000,000	#	Commonbond Student Loan Trust 2016-A, 4.000%, 05/25/40	962,683	0.4
1,920,000	#	Earnest Student Loan Program 2016-B LLC, 4.810%, 09/25/36	1,963,055	0.8
1,000,000	#	Earnest Student Loan Program 2016-C B, 4.460%, 01/26/37	1,001,575	0.4
1,225,000		First NLC Trust 2005-2, 1.045%, 09/25/35	1,058,882	0.4
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States (continued)
$4,338,385		GSAA Home Equity Trust 2006-14, 0.775%, 09/25/36	$2,707,301	1.1
6,039,885		GSAMP Trust 2006-HE6, 0.675%, 08/25/36	4,973,152	1.9
1,925,035	#	HERO Funding Trust 2016-2, 3.750%, 09/20/41	1,955,720	0.7
4,000,000	#	HERO Funding Trust 2016-3, 3.080%, 09/20/42	4,000,000	1.6
1,000,000	#	Invitation Homes Trust 2014-SFR2 E, 3.677%, 06/17/32	997,204	0.4
674,149		JP Morgan Mortgage Acquisition Trust 2006-CH2 AV4, 0.665%, 10/25/36	643,354	0.3
600,000		JP Morgan Mortgage Acquisition Trust 2007-CH5, 0.685%, 05/25/37	567,964	0.2
1,000,000		Madison Park Funding Ltd. 2007-6X E, 5.971%, 07/26/21	1,000,400	0.4
321,566	#	Marketplace Loan Trust Series 2015-AV1 A, 4.000%, 09/15/21	323,676	0.1
1,080,000	#	Oscar US Funding Trust II, 2.440%, 06/15/22	1,069,714	0.4
3,800,000	#	Progress Residential 2015-SFR3 Trust, 4.327%, 11/12/32	3,992,253	1.6
1,200,000		Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/35	1,155,072	0.4
5,000,000		Santander Drive Auto Receivables Trust 2015-5 D, 3.650%, 12/15/21	5,169,688	2.0
733,647		SG Mortgage Securities Trust 2006-OPT2 A2, 0.665%, 10/25/36	617,917	0.2
935,771	#	Sofi Consumer Loan Program 2016-1 LLC, 3.260%, 08/25/25	945,588	0.4
1,000,000	#	SoFi Consumer Loan Program 2016-2A B, 4.770%, 10/27/25	1,009,632	0.4
2,000,000	#	SoFi Professional Loan Program 2015-B LLC, 3.520%, 03/25/36	2,046,597	0.8

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States (continued)
$935,000	#	SoFi Professional Loan Program 2015-d LLC, 3.590%, 10/26/37	$956,526	0.4
1,600,000	#	Sofi Professional Loan Program 2016-B LLC, 3.800%, 04/25/37	1,664,701	0.6
561,000	#	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	568,292	0.2
3,855,566		Other Securities	3,456,905	1.4
			49,014,390	19.2
		Total Asset-Backed Securities (Cost $72,823,645)	73,565,528	28.8
COMMERCIAL MORTGAGE-BACKED SECURITIES: 29.7%
		United States: 29.7%
2,000,000	#	BAMLL Re-REMIC Trust 2015-FRR11 A705, 1.868%, 09/27/44	1,898,145	0.7
1,000,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.723%, 06/10/49	996,997	0.4
1,000,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 6.005%, 02/10/51	1,013,057	0.4
813,000	#	Banc of America Commercial Mortgage Trust 2007-4 B, 6.005%, 02/10/51	798,047	0.3
51,500,000	#,^	BBCCRE Trust 2015-GTP XB, 0.306%, 08/10/33	902,100	0.4
1,500,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP16, 5.410%, 02/13/46	1,518,972	0.6
1,000,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR10, 5.793%, 12/11/40	1,053,222	0.4
1,000,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 D, 5.074%, 09/11/42	1,001,045	0.4
2,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G 2/42, 5.946%, 02/13/42	2,027,011	0.8
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States (continued)
$2,257,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.907%, 04/12/38	$2,126,764	0.8
1,000,000		Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 AJ, 6.083%, 06/11/50	1,005,490	0.4
4,000,000		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/48	4,008,413	1.6
12,571,358 ^		COMM 2012-CCRE5 XA Mortgage Trust, 1.905%, 12/10/45	899,523	0.3
5,000,000		COMM 2015-PC1 Mortgage Trust, 4.591%, 07/10/50	4,551,058	1.8
2,069,000		Credit Suisse Commercial Mortgage Trust Series 2007-C3 AM, 5.881%, 06/15/39	2,083,321	0.8
1,170,000		Credit Suisse Commercial Mortgage Trust Series 2007-C4 A1AJ, 6.134%, 09/15/39	1,175,598	0.5
1,257,120	#,^	DBUBS 2011-LC1A XA, 1.042%, 11/10/46	27,751	0.0
31,400,000 ^		FHLMC Multifamily Structured Pass Through Certificates K717 X3, 1.681%, 11/25/42	2,153,943	0.8
3,307,000 ^		Freddie Mac Series K015 X3, 2.896%, 08/25/39	396,659	0.2
55,221,030	#,^	FREMF 2013-K29 Mortgage Trust, 0.125%, 05/25/46	358,351	0.1
225,000	#	GE Capital Commercial Mortgage Series 2005-C2 H, 5.647%, 05/10/43	224,372	0.1
10,744,221 ^		GS Mortgage Securities Corp. II 2012-GCJ9 XA, 2.456%, 11/10/45	907,503	0.3
1,100,000	#	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/43	949,613	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States (continued)
$1,000,000	#	GS Mortgage Securities Trust 2010-C2, 4.548%, 12/10/43	$928,407	0.3
2,000,000	#	GS Mortgage Securities Trust 2011-GC3, 5.821%, 03/10/44	2,050,894	0.8
3,588,230	#,^	GS Mortgage Securities Trust 2011-GC5, 1.540%, 08/10/44	189,411	0.1
25,468,463 ^		GS Mortgage Securities Trust 2013-GCJ14, 0.972%, 08/10/46	928,843	0.4
243,915,485 ^		GSCCRE Commercial Mortgage Trust 2015-HULA XCP, 0.373%, 08/15/32	324,408	0.1
44,268,922 ^		JPMBB Commercial Mortgage Securities Trust 2013-C14 XA, 1.087%, 08/15/46	1,280,673	0.5
1,000,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 J, 4.733%, 01/12/39	971,842	0.4
2,000,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.066%, 01/12/37	2,063,479	0.8
2,880,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.097%, 01/12/37	2,898,147	1.1
5,000,000		JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11 AM, 5.940%, 06/15/49	5,036,173	2.0
1,804,462	#	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 TAC1, 7.990%, 07/15/46	1,823,671	0.7
2,000,000		LB-UBS Commercial Mortgage Trust 2005-C3, 5.013%, 07/15/40	1,947,481	0.8
1,000,000		LB-UBS Commercial Mortgage Trust 2007-C6 AJ, 6.322%, 07/15/40	999,140	0.4
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States (continued)
$1,000,000	#	Merrill Lynch Mortgage Trust 2005-MKB2 E, 6.267%, 09/12/42	$1,025,365	0.4
766,500	#	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5, 4.838%, 08/15/45	761,106	0.3
409,260		Morgan Stanley Capital I Trust 2005-TOP17, 4.880%, 12/13/41	404,983	0.1
170,000		Morgan Stanley Capital I Trust 2005-TOP19, 5.289%, 06/12/47	178,603	0.1
2,000,000	#	Morgan Stanley Capital I Trust 2005-TOP19, 5.772%, 06/12/47	2,022,397	0.8
5,000,000		Morgan Stanley Capital I Trust 2006-IQ11, 6.064%, 10/15/42	5,014,526	2.0
1,100,000		Morgan Stanley Capital I Trust 2007-HQ12 C, 5.902%, 04/12/49	1,094,207	0.4
1,500,000	#	Morgan Stanley Capital I Trust 2008-TOP29 D, 6.477%, 01/11/43	1,491,667	0.6
620,000	#	Morgan Stanley Capital I Trust 2011-C1 C, 5.601%, 09/15/47	696,855	0.3
300,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.601%, 09/15/47	327,466	0.1
2,000,000	#	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	1,793,518	0.7
1,500,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25 D, 6.010%, 05/15/43	1,496,324	0.6
$2,000,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AJ, 5.632%, 10/15/48	$1,994,238	0.7
1,000,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AJ, 6.158%, 02/15/51	1,002,577	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States (continued)
$500,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C33 B, 6.158%, 02/15/51	$482,864	0.2
9,872,498 ^		Wells Fargo Commercial Mortgage Trust 2016- NXS5 XA, 1.736%, 01/15/59	959,271	0.4
9,069,718	#,^	WFRBS Commercial Mortgage Trust 2012-C6, 2.410%, 04/15/45	764,224	0.3
958,916		Other Securities	959,408	0.4
		Total Commercial Mortgage-Backed Securities (Cost $76,071,408)	75,989,123	29.7
		Total Long-Term Investments (Cost $235,502,318)	236,585,704	92.6
SHORT-TERM INVESTMENTS: 7.5%
		U.S Treasury Bills: 2.8%
4,000,000		United States Treasury Bill, 0.330%, 02/09/17	3,995,220	1.6
3,000,000		United States Treasury Bill, 0.390%, 03/09/17	2,994,864	1.2
			6,990,084	2.8
Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.7%
2,008,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.336%	2,008,000	0.8
10,040,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††	10,040,000	3.9
	Total Mutual Funds (Cost $12,048,000)	12,048,000	4.7
	Total Short-Term Investments (Cost $19,038,504)	19,038,084	7.5

Shares	Value	Percentage of Net Assets
Total Investments in Securities (Cost $254,540,822)	$255,623,788	100.1
Liabilities in Excess of Other Assets	(227,791)	(0.1)
Net Assets	$255,395,997	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2016.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of September 30, 2016.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

^
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Cost for federal income tax purposes is the same as for financial statement purposes.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,755,013
Gross Unrealized Depreciation	(1,672,047)
Net Unrealized Appreciation	$1,082,966

Sector Diversification	Percentage of Net Assets
Collateralized Mortgage Obligations	34.1%
Commercial Mortgage-Backed Securities	29.7
Other Asset-Backed Securities	24.2
Automobile Asset-Backed Securities	2.4
Home Equity Asset-Backed Securities	2.2
U.S. Treasury Bills	2.8
Short-Term Investments	4.7
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2016 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$87,031,053	$—	$87,031,053
Short-Term Investments	12,048,000	6,990,084	—	19,038,084
Asset-Backed Securities	—	73,565,528	—	73,565,528
Commercial Mortgage-Backed Securities	—	75,989,123	—	75,989,123
Total Investments, at fair value	$12,048,000	$243,575,788	$—	$255,623,788
Other Financial Instruments+
Futures	105,829	—	—	105,829
Total Assets	$12,153,829	$243,575,788	$—	$255,729,617
Liabilities Table
Other Financial Instruments+
Futures	$(34,134)	$—	$—	$(34,134)
Total Liabilities	$(34,134)	$—	$—	$(34,134)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2016, the following futures contracts were outstanding for Voya Securitized Credit Fund:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	219	12/30/16	$47,844,659	$39,040
U.S. Treasury 5-Year Note	126	12/30/16	15,310,969	31,661
U.S. Treasury Long Bond	53	12/20/16	8,912,281	31,577
U.S. Treasury Ultra Long Bond	19	12/20/16	3,493,625	(28,579)
			$75,561,534	$73,699
Short Contracts
U.S. Treasury 10-Year Note	(24)	12/20/16	(3,147,000)	(5,555)
U.S. Treasury Ultra 10-Year Note	(20)	12/20/16	(2,883,125)	3,551
			$(6,030,125)	$(2,004)

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2016 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$105,829
Total Asset Derivatives		$105,829
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$34,134
Total Liability Derivatives		$34,134

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$599,399
Total	$599,399

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$101,896
Total	$101,896

See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
166107          (0916-111816)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Complete schedule of investments filed herein.

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 97.1%
		Basic Materials: 0.8%
700,000	#	Air Liquide Finance SA, 2.500%, 09/27/26	705,274	0.5
400,000	#	BHP Billiton Finance USA Ltd., 6.250%, 10/19/75	434,000	0.3
			1,139,274	0.8

		Communications: 10.9%
561,000		21st Century Fox America, Inc., 3.700%, 10/15/25	609,125	0.4
496,000		AT&T, Inc., 4.125%, 02/17/26	537,321	0.4
173,000	#	AT&T, Inc., 4.550%, 03/09/49	174,889	0.1
516,000		AT&T, Inc., 4.750%, 05/15/46	544,986	0.4
536,000		AT&T, Inc., 4.800%, 06/15/44	566,169	0.4
17,000		AT&T, Inc., 5.350%, 09/01/40	19,151	0.0
770,000		CBS Corp., 2.900%, 01/15/27	752,911	0.6
567,000		CBS Corp., 4.000%, 01/15/26	602,867	0.4
608,000	#	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/20	636,070	0.5
611,000	#	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	743,178	0.5
496,000		Cisco Systems, Inc., 3.500%, 06/15/25	549,896	0.4
385,000		Comcast Corp., 2.350%, 01/15/27	379,587	0.3
614,000		Comcast Corp., 3.150%, 03/01/26	650,534	0.5
612,000		Comcast Corp., 3.375%, 08/15/25	658,802	0.5
839,000		Omnicom Group, Inc., 3.600%, 04/15/26	889,025	0.6
322,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	329,715	0.2
400,000		Time Warner Cable LLC, 5.000%, 02/01/20	434,111	0.3
388,000		Time Warner, Inc., 3.600%, 07/15/25	413,714	0.3
730,000		Time Warner, Inc., 3.875%, 01/15/26	792,668	0.6
439,000		Time Warner, Inc., 4.900%, 06/15/42	494,030	0.4

680,000		Verizon Communications, Inc., 2.625%, 08/15/26	668,649	0.5
884,000		Verizon Communications, Inc., 3.500%, 11/01/24	945,061	0.7
257,000		Verizon Communications, Inc., 4.522%, 09/15/48	273,637	0.2
211,000		Verizon Communications, Inc., 4.862%, 08/21/46	237,915	0.2
233,000		Verizon Communications, Inc., 5.012%, 08/21/54	259,153	0.2
406,000		Verizon Communications, Inc., 5.150%, 09/15/23	473,232	0.3
1,420,000		Viacom, Inc., 3.450%, 10/04/26	1,422,215	1.0
			15,058,611	10.9

		Consumer, Cyclical: 9.7%
898,000		AutoZone, Inc., 3.125%, 04/21/26	919,961	0.7
899,000	#	BMW US Capital LLC, 2.800%, 04/11/26	920,036	0.7
550,000		CVS Health Corp., 3.500%, 07/20/22	589,517	0.4
375,000		CVS Health Corp., 3.875%, 07/20/25	409,212	0.3
464,000		CVS Health Corp., 5.125%, 07/20/45	568,013	0.4
383,000		Ford Motor Credit Co. LLC, 2.597%, 11/04/19	389,263	0.3
655,000		Ford Motor Credit Co. LLC, 3.096%, 05/04/23	660,847	0.5
500,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/21	513,856	0.4
377,000		Ford Motor Credit Co. LLC, 3.000%, 06/12/17	381,046	0.3
798,000		General Motors Co., 6.750%, 04/01/46	1,006,235	0.7
770,000		General Motors Financial Co., Inc., 5.250%, 03/01/26	844,788	0.6
1,108,000		McDonald's Corp., 4.700%, 12/09/35	1,258,808	0.9
450,000		Newell Rubbermaid, Inc., 3.900%, 11/01/25	476,744	0.3
930,000		Newell Rubbermaid, Inc., 5.375%, 04/01/36	1,095,644	0.8
548,000		NIKE, Inc., 3.875%, 11/01/45	603,990	0.4
552,000		Southwest Airlines Co., 2.650%, 11/05/20	567,675	0.4
870,000		Under Armour, Inc., 3.250%, 06/15/26	878,198	0.6
660,000		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/30	675,741	0.5

See Accompanying Notes to Financial Statements

1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (continued)

680,000		United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/30	682,992	0.5
			13,442,566	9.7

		Consumer, Non-cyclical: 16.2%
558,000		AbbVie, Inc., 2.500%, 05/14/20	570,100	0.4
596,000		AbbVie, Inc., 3.200%, 05/14/26	604,957	0.4
543,000		AbbVie, Inc., 3.600%, 05/14/25	568,921	0.4
712,000		Aetna, Inc., 4.250%, 06/15/36	741,643	0.5
857,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	919,527	0.7
1,089,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	1,311,518	0.9
373,000		Automatic Data Processing, Inc., 3.375%, 09/15/25	408,437	0.3
586,000		Baxter International, Inc., 3.500%, 08/15/46	556,301	0.4
1,077,000		Biogen, Inc., 4.050%, 09/15/25	1,175,419	0.8
470,000		Gilead Sciences, Inc., 4.750%, 03/01/46	525,999	0.4
725,000		JM Smucker Co, 4.375%, 03/15/45	805,901	0.6
1,134,000		Kellogg Co., 3.250%, 04/01/26	1,186,063	0.9
1,199,000		Kraft Heinz Foods Co., 4.375%, 06/01/46	1,277,208	0.9
606,000		Kraft Heinz Foods Co., 5.000%, 07/15/35	703,348	0.5
614,000		Kroger Co, 2.600%, 02/01/21	632,087	0.5
255,000		Laboratory Corp. of America Holdings, 3.600%, 02/01/25	268,478	0.2
380,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/45	416,000	0.3
907,000		Medtronic, Inc., 4.625%, 03/15/45	1,070,913	0.8
1,290,000		Molson Coors Brewing Co., 3.000%, 07/15/26	1,302,448	0.9
701,000	#	Mylan NV, 3.150%, 06/15/21	714,974	0.5
990,000		Perrigo Finance Unlimited Co., 3.500%, 03/15/21	1,025,019	0.7
742,000		Reynolds American, Inc., 4.450%, 06/12/25	829,799	0.6
700,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/21	702,747	0.5
700,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/26	702,985	0.5
634,000		St Jude Medical, Inc., 3.875%, 09/15/25	677,369	0.5
634,000		Stryker Corp., 3.500%, 03/15/26	673,361	0.5
1,270,000		Sysco Corp., 3.300%, 07/15/26	1,320,056	1.0

742,000	Thermo Fisher Scientific, Inc., 3.000%, 04/15/23	761,232	0.6
		22,452,810	16.2

	Energy: 12.3%
909,000	Anadarko Petroleum Corp., 5.550%, 03/15/26	1,034,571	0.8
1,300,000	Boardwalk Pipelines L.P., 5.950%, 06/01/26	1,440,677	1.0
686,000	BP Capital Markets PLC, 2.315%, 02/13/20	700,433	0.5
660,000	BP Capital Markets PLC, 3.119%, 05/04/26	678,702	0.5
393,000	Chevron Corp., 2.954%, 05/16/26	406,841	0.3
1,142,000	Chevron Corp., 3.326%, 11/17/25	1,224,396	0.9
331,000	Columbia Pipeline Group, Inc., 5.800%, 06/01/45	395,163	0.3
880,000	EnLink Midstream Partners L.P., 4.850%, 07/15/26	887,722	0.6
1,154,000	Exxon Mobil Corp., 4.114%, 03/01/46	1,287,991	0.9
700,000	Hess Corp., 4.300%, 04/01/27	707,230	0.5
423,000	Hess Corp., 5.600%, 02/15/41	422,782	0.3
416,000	Kinder Morgan Energy Partners L.P., 4.300%, 05/01/24	431,093	0.3
655,000	Kinder Morgan, Inc./DE, 5.550%, 06/01/45	675,870	0.5
343,000	Magellan Midstream Partners L.P., 5.000%, 03/01/26	391,721	0.3
417,000	Marathon Petroleum Corp., 3.625%, 09/15/24	421,042	0.3
972,000	MPLX L.P., 4.000%, 02/15/25	960,115	0.7
272,000	MPLX L.P., 4.875%, 06/01/25	281,687	0.2
619,000	Phillips 66 Partners L.P., 3.605%, 02/15/25	623,972	0.5
459,000	Shell International Finance BV, 1.625%, 11/10/18	460,448	0.3
709,000	Shell International Finance BV, 3.250%, 05/11/25	748,191	0.5
679,000	Shell International Finance BV, 4.000%, 05/10/46	698,311	0.5
724,000	Statoil ASA, 2.450%, 01/17/23	739,035	0.5
406,000	Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/23	406,574	0.3
272,000	Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	283,114	0.2
779,000	Williams Partners L.P., 3.600%, 03/15/22	793,542	0.6
		17,101,223	12.3

See Accompanying Notes to Financial Statements

2

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (continued)

		Financial: 30.1%
760,000		American International Group, Inc., 4.500%, 07/16/44	779,115	0.6
500,000		American International Group, Inc., 4.700%, 07/10/35	542,008	0.4
870,000	#	Australia & New Zealand Banking Group Ltd/United Kingdom, 6.750%, 12/29/49	958,862	0.7
393,000		Bank of America Corp., 3.500%, 04/19/26	409,501	0.3
849,000		Bank of America Corp., 3.875%, 08/01/25	909,231	0.7
396,000		Bank of America Corp., 4.250%, 10/22/26	419,929	0.3
379,000		Bank of America Corp., 6.100%, 12/29/49	395,108	0.3
837,000		Bank of America Corp., 6.300%, 12/29/49	911,284	0.7
335,000		Bank of America Corp., 6.500%, 10/29/49	363,266	0.3
1,117,000		Bank of Montreal, 1.500%, 07/18/19	1,115,010	0.8
810,000		Bank of New York Mellon Corp., 4.625%, 12/29/49	799,875	0.6
735,000	#	BNP Paribas SA, 7.375%, 12/29/49	734,081	0.5
1,000,000	#	BNP Paribas SA, 7.625%, 12/29/49	1,035,000	0.7
622,000		BPCE SA, 2.650%, 02/03/21	642,356	0.5
679,000		Capital One Financial Corp., 3.750%, 07/28/26	684,020	0.5
611,000		Chubb INA Holdings, Inc., 3.350%, 05/03/26	655,431	0.5
638,000		Citigroup, Inc., 2.650%, 10/26/20	652,376	0.5
1,205,000		Citigroup, Inc., 4.125%, 07/25/28	1,232,820	0.9
805,000		Citigroup, Inc., 6.125%, 12/29/49	838,206	0.6
630,000		Citigroup, Inc., 6.250%, 12/29/49	679,415	0.5
687,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.375%, 08/04/25	726,720	0.5
810,000		Cooperatieve Rabobank UA, 3.750%, 07/21/26	813,494	0.6
762,000		Credit Suisse Group Funding Guernsey Ltd., 4.875%, 05/15/45	810,006	0.6
557,000		Discover Bank/Greenwood DE, 3.450%, 07/27/26	561,741	0.4
467,000		First Horizon National Corp., 3.500%, 12/15/20	477,129	0.3
239,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	245,634	0.2
577,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	650,139	0.5
633,000		Goldman Sachs Group, Inc., 4.750%, 10/21/45	715,089	0.5

460,000		Goldman Sachs Group, Inc., 5.150%, 05/22/45	504,790	0.4
434,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	555,377	0.4
408,000		HCP, Inc., 4.000%, 12/01/22	431,778	0.3
199,000		HCP, Inc., 4.250%, 11/15/23	209,351	0.1
328,000		HCP, Inc., 4.000%, 06/01/25	337,582	0.2
1,760,000		HSBC Holdings PLC, 6.875%, 12/29/49	1,848,000	1.3
674,000		JPMorgan Chase & Co., 3.900%, 07/15/25	727,993	0.5
357,000		JPMorgan Chase & Co., 4.125%, 12/15/26	381,966	0.3
623,000		JPMorgan Chase & Co., 4.250%, 10/01/27	672,123	0.5
292,000		JPMorgan Chase & Co., 6.125%, 12/29/49	309,246	0.2
592,000		KeyCorp, 5.000%, 12/29/49	584,600	0.4
435,000	#	Mitsubishi UFJ Trust & Banking Corp., 2.650%, 10/19/20	445,738	0.3
1,150,000		Mitsubishi UFJ Financial Group, Inc., 2.757%, 09/13/26	1,149,814	0.8
770,000	#	Mizuho Financial Group, Inc., 2.632%, 04/12/21	780,089	0.6
1,030,000		Morgan Stanley, 3.125%, 07/27/26	1,042,462	0.7
660,000		Morgan Stanley, 3.875%, 01/27/26	703,419	0.5
512,000		Morgan Stanley, 3.950%, 04/23/27	534,016	0.4
368,000		Morgan Stanley, 4.350%, 09/08/26	393,892	0.3
1,500,000	#	Nationwide Building Society, 4.000%, 09/14/26	1,497,996	1.1
685,000		Old Republic International Corp., 3.875%, 08/26/26	685,625	0.5
970,000	#	Santander UK PLC, 5.000%, 11/07/23	1,014,189	0.7
344,000		Santander UK Group Holdings PLC, 2.875%, 10/16/20	347,297	0.2
500,000		Senior Housing Properties Trust, 3.250%, 05/01/19	504,425	0.4
700,000	#	Societe Generale SA, 4.250%, 08/19/26	698,084	0.5
670,000		SunTrust Banks, Inc., 2.900%, 03/03/21	697,968	0.5
1,120,000		Svenska Handelsbanken AB, 2.450%, 03/30/21	1,146,072	0.8
1,300,000		Toronto-Dominion Bank, 3.625%, 09/15/31	1,306,995	0.9
644,000	#	UBS Group Funding Jersey Ltd., 4.125%, 04/15/26	677,979	0.5
381,000		Wells Fargo & Co., 4.100%, 06/03/26	404,957	0.3
770,000		Westpac Banking Corp., 2.700%, 08/19/26	767,615	0.6

See Accompanying Notes to Financial Statements

3

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (continued)

603,000		XLIT Ltd., 4.450%, 03/31/25	613,497	0.4
			41,731,781	30.1

		Industrial: 1.5%
86,000		General Electric Co., 4.375%, 09/16/20	95,161	0.1
370,000		General Electric Co., 5.000%, 12/29/49	393,920	0.3
1,000,000	#	LafargeHolcim Finance US LLC, 3.500%, 09/22/26	1,021,960	0.7
506,000		Roper Technologies, Inc., 3.000%, 12/15/20	526,537	0.4
			2,037,578	1.5

		Technology: 9.2%
978,000		Analog Devices, Inc., 3.900%, 12/15/25	1,048,786	0.8
573,000		Apple, Inc., 3.200%, 05/13/25	611,774	0.4
760,000		Apple, Inc., 3.250%, 02/23/26	809,269	0.6
476,000		Applied Materials, Inc., 5.100%, 10/01/35	557,181	0.4
550,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 8.350%, 07/15/46	660,863	0.5
1,243,000	#	Diamond 1 Finance Corp. /Diamond 2 Finance Corp., 6.020%, 06/15/26	1,365,960	1.0
254,000		Fidelity National Information Services, Inc., 3.625%, 10/15/20	269,675	0.2
940,000	#	Hewlett Packard Enterprise Co., 4.400%, 10/15/22	1,003,907	0.7
672,000		International Business Machines Corp., 3.450%, 02/19/26	728,010	0.5
867,000		Intel Corp., 4.900%, 07/29/45	1,042,725	0.8
1,098,000		Lam Research Corp., 3.900%, 06/15/26	1,146,245	0.8
1,476,000		Microsoft Corp., 3.450%, 08/08/36	1,508,848	1.1
1,000,000		NVIDIA Corp., 2.200%, 09/16/21	1,004,273	0.7
920,000		Oracle Corp., 2.650%, 07/15/26	920,393	0.7
			12,677,909	9.2

		Utilities: 6.4%
1,250,000		Black Hills Corp., 2.500%, 01/11/19	1,269,314	0.9
1,540,000		Duke Energy Corp., 2.650%, 09/01/26	1,516,030	1.1
395,000		Entergy Louisiana LLC, 4.950%, 01/15/45	421,206	0.3
810,000		Entergy Louisiana LLC, 2.400%, 10/01/26	803,933	0.6
372,000	#	Jersey Central Power & Light Co., 4.300%, 01/15/26	397,114	0.3

1,101,000	NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	1,170,490	0.9
560,000	Oglethorpe Power Corp., 4.250%, 04/01/46	595,337	0.4
616,000	Pacific Gas & Electric Co., 3.500%, 06/15/25	669,299	0.5
621,000	Potomac Electric Power Co., 4.150%, 03/15/43	687,910	0.5
660,000	PPL Capital Funding, Inc., 3.100%, 05/15/26	672,672	0.5
603,000	# Sierra Pacific Power Co., 2.600%, 05/01/26	612,060	0.4
		8,815,365	6.4

	Total Corporate Bonds/Notes (Cost $127,401,679)	134,457,117	97.1

U.S. TREASURY OBLIGATIONS: 1.2%
	U.S. Treasury Bonds: 0.7%
240,000	1.500%, due 08/15/26	237,844	0.2
700,000	2.500%, due 05/15/46	726,879	0.5
		964,723	0.7

	U.S. Treasury Notes: 0.5%
720,000	1.125%, due 08/31/21	719,410	0.5

	Total U.S. Treasury Obligations (Cost $1,670,141)	1,684,133	1.2

	Total Investments in Securities (Cost $129,071,820)	$136,141,250	98.3
	Assets in Excess of Other Liabilities	2,308,978	1.7
	Net Assets	$138,450,228	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is $129,071,820.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$7,201,667
Gross Unrealized Depreciation	(132,237)

Net Unrealized Appreciation	$7,069,430

See Accompanying Notes to Financial Statements

4

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 88.8%
		Argentina: 1.7%
500,000	#	YPF SA, 8.500%, 03/23/21	559,250	0.6
500,000		YPF SA, 8.750%, 04/04/24	558,050	0.6
500,000	#	YPF SA, 8.750%, 04/04/24	558,050	0.5
			1,675,350	1.7

		Austria: 1.9%
1,500,000	#	BRF GmbH, 4.350%, 09/29/26	1,476,000	1.4
500,000		ESAL GMBH, 6.250%, 02/05/23	487,500	0.5
			1,963,500	1.9

		Brazil: 7.0%
500,000		Banco do Brasil SA/Cayman, 6.000%, 01/22/20	537,500	0.5
500,000		Banco do Brasil SA/Cayman, 9.250%, 10/31/49	467,500	0.5
550,000		Braskem Finance Ltd., 6.450%, 02/03/24	598,125	0.6
600,000		Fibria Overseas Finance Ltd., 5.250%, 05/12/24	625,500	0.6
725,000		Itau Unibanco Holding SA/Cayman Island, 5.500%, 08/06/22	741,312	0.7
800,000		Petrobras Global Finance BV, 4.875%, 03/17/20	810,248	0.8
350,000		Petrobras Global Finance BV, 6.250%, 03/17/24	343,000	0.4
1,000,000		Petrobras Global Finance BV, 7.250%, 03/17/44	909,900	0.9
1,000,000		Petrobras Global Finance BV, 8.375%, 05/23/21	1,098,200	1.1
600,000		Suzano Trading Ltd., 5.875%, 01/23/21	630,000	0.6
250,000		Vale Overseas Ltd, 4.375%, 01/11/22	247,813	0.3
			7,009,098	7.0

		Canada: 1.0%
1,000,000	#	St Marys Cement, Inc. Canada, 5.750%, 01/28/27	990,000	1.0

		Chile: 7.5%
1,500,000		Celulosa Arauco y Constitucion SA, 4.750%, 01/11/22	1,592,779	1.6
500,000	#	Cencosud SA, 5.150%, 02/12/25	535,371	0.5
400,000		Cencosud SA, 5.500%, 01/20/21	435,349	0.4

750,000		Corp Nacional del Cobre de Chile, 4.500%, 09/16/25	791,302	0.8
1,000,000	#	Empresa Nacional del Petroleo, 3.750%, 08/05/26	1,014,158	1.0
600,000	#	Inversiones CMPC SA, 4.500%, 04/25/22	636,325	0.6
500,000		Inversiones CMPC SA, 4.750%, 09/15/24	533,060	0.5
1,000,000	#	Itau CorpBanca, 3.875%, 09/22/19	1,045,884	1.1
450,000		Telefonica Chile SA, 3.875%, 10/12/22	467,019	0.5
500,000	#	Telefonica Chile SA, 3.875%, 10/12/22	518,910	0.5
			7,570,157	7.5

		China: 5.3%
950,000		Bank of China Ltd, 5.000%, 11/13/24	1,029,743	1.0
300,000		China Overseas Finance Cayman II Ltd., 5.500%, 11/10/20	336,966	0.3
700,000		CNOOC Finance 2013 Ltd., 3.000%, 05/09/23	709,703	0.7
650,000		CNOOC Finance 2015 USA LLC, 3.500%, 05/05/25	669,841	0.7
250,000	#	CNPC General Capital Ltd., 3.400%, 04/16/23	260,729	0.3
200,000		CNPC HK Overseas Capital Ltd., 4.500%, 04/28/21	219,869	0.2
1,200,000		Country Garden Holdings Co. Ltd., 7.500%, 03/09/20	1,289,836	1.3
750,000		Longfor Properties Co. Ltd, 6.875%, 10/18/19	778,125	0.8
			5,294,812	5.3

		Colombia: 2.5%
850,000		Bancolombia SA, 5.950%, 06/03/21	940,057	0.9
600,000		Ecopetrol SA, 5.375%, 06/26/26	626,070	0.6
963,000	#	Empresa de Energia de Bogota SA ESP, 6.125%, 11/10/21	996,705	1.0
			2,562,832	2.5

		Hong Kong: 3.8%
250,000		Hutchison Whampoa International 11 Ltd., 4.625%, 01/13/22	281,559	0.3
900,000		Hutchison Whampoa International 12 Ltd., 6.000%, 04/29/49	920,250	0.9
1,050,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	1,073,625	1.1
750,000		Li & Fung Ltd, 5.250%, 05/13/20	828,230	0.8
350,000		Swire Pacific MTN Financing Ltd., 4.500%, 10/09/23	395,561	0.4

See Accompanying Notes to Financial Statements

5

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (continued)

300,000		Swire Pacific MTN Financing Ltd., 4.500%, 02/28/22	337,032	0.3
			3,836,257	3.8

		Hungary: 1.2%
1,100,000		MOL Group Finance SA, 6.250%, 09/26/19	1,213,868	1.2

		India: 6.9%
1,000,000	#	Axis Bank Ltd./Dubai, 2.875%, 06/01/21	1,014,160	1.0
1,000,000	#	Bharti Airtel International Netherlands BV, 5.350%, 05/20/24	1,098,315	1.1
1,000,000	#	Bharti Airtel Ltd, 4.375%, 06/10/25	1,038,070	1.0
450,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	465,943	0.5
500,000		ICICI Bank Ltd., 6.375%, 04/30/22	510,588	0.5
900,000		ICICI Bank Ltd/Dubai, 4.800%, 05/22/19	961,068	1.0
500,000	#	Reliance Holdings USA, Inc., 4.500%, 10/19/20	540,932	0.5
800,000		Reliance Holdings USA, Inc., 5.400%, 02/14/22	902,422	0.9
408,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	419,738	0.4
			6,951,236	6.9

		Israel: 2.4%
850,000	#	Israel Electric Corp. Ltd., 6.875%, 06/21/23	1,020,000	1.0
725,000		Israel Electric Corp. Ltd., 7.250%, 01/15/19	807,469	0.8
500,000		Israel Electric Corp. Ltd, 6.875%, 06/21/23	600,000	0.6
			2,427,469	2.4

		Jamaica: 1.4%
350,000	#	Digicel Group Ltd., 6.000%, 04/15/21	313,250	0.3
1,250,000		Digicel Ltd., 6.000%, 04/15/21	1,118,750	1.1
			1,432,000	1.4

		Luxembourg: 1.9%
900,000		Altice Financing SA, 7.500%, 05/15/26	939,375	0.9
1,000,000	#	Minerva Luxembourg SA, 6.500%, 09/20/26	986,450	1.0
			1,925,825	1.9

		Mexico: 7.7%
1,350,000		Alfa SAB de CV, 6.875%, 03/25/44	1,434,375	1.4
775,000	#	BBVA Bancomer SA/Texas, 6.750%, 09/30/22	868,000	0.9
250,000		Cemex SAB de CV, 5.700%, 01/11/25	253,675	0.2
1,000,000	#	Cemex SAB de CV, 5.700%, 01/11/25	1,014,700	1.0
500,000		Cemex SAB de CV, 7.250%, 01/15/21	533,750	0.5
500,000	#	Cemex SAB de CV, 7.750%, 04/16/26	556,000	0.6

300,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	320,625	0.3
500,000		Mexichem SAB de CV, 5.875%, 09/17/44	480,625	0.5
400,000	#	Mexichem SAB de CV, 5.875%, 09/17/44	384,500	0.4
250,000		Mexichem SAB de CV, 6.750%, 09/19/42	265,312	0.3
800,000		Nemak SA de CV, 5.500%, 02/28/23	819,200	0.8
800,000	#	Nemak SA de CV, 5.500%, 02/28/23	819,200	0.8
			7,749,962	7.7

		Morocco: 2.5%
500,000	#	OCP SA, 4.500%, 10/22/25	508,418	0.5
750,000		OCP SA, 5.625%, 04/25/24	817,361	0.8
1,050,000		OCP SA, 6.875%, 04/25/44	1,194,804	1.2
			2,520,583	2.5

		Panama: 0.3%
250,000	#	AES Panama SRL, 6.000%, 06/25/22	263,125	0.3

		Peru: 6.4%
750,000		Banco de Credito del Peru/Panama, 5.375%, 09/16/20	830,625	0.8
750,000		Banco de Credito del Peru/Panama, 6.125%, 04/24/27	839,250	0.8
500,000		Banco de Credito del Peru/Panama, 6.875%, 09/16/26	571,250	0.6
950,000		Banco Internacional del Peru SAA Interbank, 6.625%, 03/19/29	1,050,938	1.1
1,300,000	#	Cementos Pacasmayo SAA, 4.500%, 02/08/23	1,332,500	1.3
500,000		Corp Financiera de Desarrollo SA, 4.750%, 02/08/22	548,750	0.6
600,000	#	Corp Financiera de Desarrollo SA, 4.750%, 07/15/25	663,540	0.7
350,000		Southern Copper Corp., 5.250%, 11/08/42	333,382	0.3
100,000		Southern Copper Corp., 5.875%, 04/23/45	100,251	0.1
125,000		Southern Copper Corp., 6.750%, 04/16/40	137,323	0.1
			6,407,809	6.4

		Qatar: 0.6%
517,000		Qtel International Finance Ltd., 4.750%, 02/16/21	571,936	0.6

		Russia: 10.8%
500,000		Alfa Bank AO Via Alfa Bond Issuance PLC, 7.750%, 04/28/21	575,278	0.6
1,010,000		ALROSA Finance SA, 7.750%, 11/03/20	1,155,885	1.1

See Accompanying Notes to Financial Statements

6

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (continued)

1,000,000		Credit Bank of Moscow Via CBOM Finance PLC, 8.700%, 11/13/18	1,045,000	1.0
1,250,000		Gazprom Neft OAO Via GPN Capital SA, 4.375%, 09/19/22	1,261,000	1.3
900,000		Gazprom OAO Via Gaz Capital SA, 6.510%, 03/07/22	1,003,500	1.0
600,000		Gazprom OAO Via Gaz Capital SA, 8.625%, 04/28/34	791,404	0.8
100,000	#	Gazprom OAO Via Gaz Capital SA, 9.250%, 04/23/19	115,291	0.1
500,000		Lukoil International Finance BV, 6.125%, 11/09/20	553,324	0.6
500,000	#	MMC Finance Ltd., 5.550%, 10/28/20	536,875	0.5
750,000		MMC Norilsk Nickel OJSC via MMC Finance Ltd., 5.550%, 10/28/20	805,313	0.8
1,050,000		MTS International Funding Ltd., 8.625%, 06/22/20	1,236,692	1.2
800,000		Sberbank of Russia Via SB Capital SA, 5.500%, 02/26/24	809,000	0.8
900,000		VTB Bank OJSC Via VTB Capital SA, 6.950%, 10/17/22	964,071	1.0
			10,852,633	10.8

		Singapore: 2.0%
1,000,000	#	Oversea-Chinese Banking Corp. Ltd., 4.000%, 10/15/24	1,045,500	1.0
900,000		Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/24	975,442	1.0
			2,020,942	2.0

		South Africa: 3.5%
1,000,000		AngloGold Ashanti Holdings PLC, 5.125%, 08/01/22	1,040,970	1.0
750,000		AngloGold Ashanti Holdings PLC, 6.500%, 04/15/40	768,750	0.8
550,000		Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20	559,515	0.6
1,075,000		Sasol Financing International PLC, 4.500%, 11/14/22	1,106,766	1.1
			3,476,001	3.5

		South Korea: 2.1%
1,925,000	#	Woori Bank Co. Ltd., 4.750%, 04/30/24	2,086,136	2.1

		Sweden: 1.0%
1,000,000		Millicom International Cellular SA, 6.625%, 10/15/21	1,046,250	1.0

		Thailand: 1.5%
900,000	#	PTT Exploration & Production PCL, 4.875%, 12/29/49	919,605	0.9
250,000		PTTEP Canada International Finance Ltd., 5.692%, 04/05/21	288,708	0.3
200,000		PTTEP Canada International Finance Ltd., 6.350%, 06/12/42	267,956	0.3
			1,476,269	1.5
		Turkey: 2.8%
300,000		Akbank TAS, 5.125%, 03/31/25	293,647	0.3
625,000	#	Coca-Cola Icecek AS, 4.750%, 10/01/18	648,913	0.6
750,000		KOC Holding AS, 5.250%, 03/15/23	771,139	0.8
550,000		Turkiye Halk Bankasi AS, 4.750%, 02/11/21	535,331	0.5
600,000		Turkiye Vakiflar Bankasi, 6.875%, 02/03/25	595,989	0.6
			2,845,019	2.8

		United Arab Emirates: 3.1%
1,000,000	#	Abu Dhabi National Energy Co. PJSC, 4.375%, 06/22/26	1,072,782	1.1
980,000		DP World Ltd., 6.850%, 07/02/37	1,138,221	1.1
850,000		National Bank of Abu Dhabi, 5.250%, 12/29/49	864,344	0.9
			3,075,347	3.1

	Total Corporate Bonds/Notes (Cost $84,623,367)		89,244,416	88.8

FOREIGN GOVERNMENT BONDS: 4.4%
		Argentina: 1.1%
1,000,000	#	Argentine Republic Government International Bond, 6.875%, 04/22/21	1,091,000	1.1

		China: 0.5%
500,000	#	CNOOC Curtis Funding No 1 Pty Ltd, 4.500%, 10/03/23	554,887	0.5

		Kazakhstan: 1.0%
875,000		Kazakhstan Government International Bond, 5.125%, 07/21/25	989,188	1.0

		Mexico: 1.8%
500,000		Petroleos Mexicanos, 4.875%, 01/18/24	507,500	0.5
325,000		Petroleos Mexicanos, 5.625%, 01/23/46	285,431	0.3
300,000		Petroleos Mexicanos, 5.625%, 01/23/46	263,475	0.3

See Accompanying Notes to Financial Statements

7

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (continued)

750,000	# Petroleos Mexicanos, 6.750%, 09/21/47	748,875	0.7
		1,805,281	1.8

	Total Foreign Government Bonds (Cost $4,171,383)	4,440,356	4.4

	Total Long-Term Investments (Cost $88,794,750)	93,684,772	93.2

SHORT-TERM INVESTMENTS: 8.0%
		U.S. Government Agency Obligations: 0.5%
500,000	Federal Home Loan Bank Discount Notes, 0.440%, 02/10/17
	(Cost $498,806)	499,422	0.5

	U.S. Treasury Bills: 3.0%
3,000,000	United States Treasury Bill, 12/29/16
	(Cost $2,997,979)	2,998,014	3.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.5%
4,486,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
	(Cost $4,486,000)	4,486,000	4.5

	Total Short-Term Investments (Cost $7,982,785)	7,983,436	8.0

	Total Investments in Securities (Cost $96,777,535)	$101,668,208	101.2
	Liabilities in Excess of Other Assets	(1,168,592)	(1.2)
	Net Assets	$100,499,616	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is $96,882,554.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,119,641
Gross Unrealized Depreciation	(333,987)

Net Unrealized Appreciation	$4,785,654

See Accompanying Notes to Financial Statements

8

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 13.6%
		Argentina: 1.5%
1,000,000	#	YPF SA, 8.500%, 03/23/21	1,118,500	0.8
1,000,000	#	YPF SA, 8.750%, 04/04/24	1,116,100	0.7
			2,234,600	1.5

		Brazil: 1.5%
2,000,000		Petrobras Global Finance BV, 8.750%, 05/23/26	2,215,000	1.5

		Chile: 1.3%
2,000,000	#	Empresa Nacional del Petroleo, 3.750%, 08/05/26	2,028,316	1.3

		Croatia: 0.7%
975,000	#	Hrvatska Elektroprivreda, 5.875%, 10/23/22	1,073,128	0.7

		Georgia: 0.7%
1,000,000	#	Georgian Oil and Gas Corp. JSC, 6.750%, 04/26/21	1,055,000	0.7

		Luxembourg: 0.3%
500,000	#	Minerva Luxembourg SA, 6.500%, 09/20/26	493,225	0.3

		Mexico: 3.7%
1,000,000	#	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 3.800%, 08/11/26	972,200	0.6
2,000,000	#	Banco Nacional de Comercio Exterior SNC, 4.375%, 10/14/25	2,075,000	1.4
500,000	#	Cemex SAB de CV, 7.750%, 04/16/26	556,000	0.4
1,000,000	#	Mexico City Airport Trust, 4.250%, 10/31/26	1,005,000	0.7
1,000,000	#	Mexico City Airport Trust, 5.500%, 10/31/46	985,000	0.6
			5,593,200	3.7

		Panama: 1.3%
750,000	#	AES Panama SRL, 6.000%, 06/25/22	789,375	0.5
1,000,000	#	Autoridad del Canal de Panama, 4.950%, 07/29/35	1,140,000	0.8
			1,929,375	1.3

		Russia: 1.0%
1,500,000		Vnesheconombank Via VEB Finance PLC, 6.025%, 07/05/22	1,599,780	1.0

		Turkey: 1.6%
1,500,000	#	KOC Holding AS, 5.250%, 03/15/23	1,542,278	1.0
950,000	#	Turkiye Halk Bankasi AS, 5.000%, 07/13/21	929,436	0.6
			2,471,714	1.6

	Total Corporate Bonds/Notes (Cost $19,488,136)		20,693,338	13.6

U.S. TREASURY OBLIGATIONS: 0.0%
		U.S. Treasury Notes: 0.0%
18,000		1.750%, due 01/31/23	18,431	0.0

	Total U.S. Treasury Obligations (Cost $18,000)		18,431	0.0

FOREIGN GOVERNMENT BONDS: 81.0%
		Angola: 0.7%
1,000,000	#	Angolan Government International Bond, 9.500%, 11/12/25	998,760	0.7

		Argentina: 6.5%
1,402,038	±	Argentina Government International Bond, 8.280%, 12/31/33	1,615,849	1.1
2,000,000	#	Argentine Republic Government International Bond, 7.500%, 04/22/26	2,262,000	1.5
2,000,000	#	Argentine Republic Government International Bond, 7.625%, 04/22/46	2,261,000	1.5
2,000,000	#	Republic of Argentina, 6.625%, 07/06/28	2,120,000	1.4
1,500,000	#	Republic of Argentina, 7.125%, 07/06/36	1,593,750	1.0
			9,852,599	6.5

		Armenia: 0.5%
751,000	#	Armenia International Bond, 6.000%, 09/30/20	780,251	0.5

		Azerbaijan: 0.3%
500,000		Republic of Azerbaijan, 4.750%, 03/18/24	520,015	0.3

		Brazil: 2.6%
750,000		Banco Nacional de Desenvolvimento Economico e Social, 5.500%, 07/12/20	789,375	0.5
800,000	#	Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 09/26/23	840,000	0.6
2,500,000		Brazilian Government International Bond, 2.625%, 01/05/23	2,318,750	1.5
			3,948,125	2.6

See Accompanying Notes to Financial Statements

9

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (continued)

		Chile: 1.1%
1,700,000	#	Corp Nacional del Cobre de Chile, 4.250%, 07/17/42	1,613,018	1.1

		Colombia: 2.0%
400,000		Colombia Government International Bond, 2.625%, 03/15/23	395,400	0.3
500,000		Colombia Government International Bond, 6.125%, 01/18/41	608,750	0.4
1,500,000		Colombia Government International Bond, 8.125%, 05/21/24	1,989,375	1.3
			2,993,525	2.0

		Costa Rica: 1.1%
1,100,000	#	Costa Rica Government International Bond, 4.250%, 01/26/23	1,086,250	0.7
600,000	#	Costa Rica Government International Bond, 5.625%, 04/30/43	555,000	0.4
			1,641,250	1.1

		Croatia: 1.8%
2,025,000		Croatia Government International Bond, 5.500%, 04/04/23	2,257,286	1.5
500,000	#	Croatia Government International Bond, 5.500%, 04/04/23	557,354	0.3
			2,814,640	1.8

		Dominican Republic: 3.3%
1,500,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	1,597,500	1.1
750,000		Dominican Republic International Bond, 5.875%, 04/18/24	817,500	0.5
750,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	848,438	0.6
1,500,000	#	Dominican Republic International Bond, 6.875%, 01/29/26	1,740,000	1.1
			5,003,438	3.3

		Ecuador: 0.7%
1,000,000		Ecuador Government International Bond, 10.750%, 03/28/22	1,022,500	0.7

		Egypt: 1.2%
1,130,000		Egypt Government International Bond, 5.750%, 04/29/20	1,162,771	0.7
750,000	#	Egypt Government International Bond, 5.875%, 06/11/25	716,310	0.5
			1,879,081	1.2

		El Salvador: 0.7%
1,000,000	#	El Salvador Government International Bond, 6.375%, 01/18/27	1,010,000	0.7

		Gabon: 0.4%
737,000	#	Gabonese Republic, 6.375%, 12/12/24	677,933	0.4

		Ghana: 0.5%
750,000	#	Ghana Government International Bond, 9.250%, 09/15/22	771,506	0.5

		Guatemala: 0.2%
250,000		Guatemala Government Bond, 8.125%, 10/06/34	337,500	0.2

		Hungary: 3.0%
1,250,000		Hungary Government International Bond, 5.375%, 02/21/23	1,435,593	0.9
750,000		Hungary Government International Bond, 6.250%, 01/29/20	843,883	0.6
500,000		Hungary Government International Bond, 7.625%, 03/29/41	785,714	0.5
1,500,000	#	Magyar Export-Import Bank Zrt, 4.000%, 01/30/20	1,567,500	1.0
			4,632,690	3.0

		Indonesia: 5.7%
1,500,000	#	Indonesia Government International Bond, 4.125%, 01/15/25	1,603,966	1.0
1,700,000		Indonesia Government International Bond, 8.500%, 10/12/35	2,579,481	1.7
750,000		Pertamina Persero PT, 4.300%, 05/20/23	788,510	0.5
1,500,000		Pertamina Persero PT, 5.625%, 05/20/43	1,579,992	1.0
2,000,000		Perusahaan Listrik Negara PT, 5.500%, 11/22/21	2,231,480	1.5
			8,783,429	5.7

		Ivory Coast: 1.6%
2,425,500		Ivory Coast Government International Bond, 5.750%, 12/31/32	2,391,179	1.6

		Jamaica: 1.7%
1,750,000		Jamaica Government International Bond, 6.750%, 04/28/28	2,003,750	1.3
500,000		Jamaica Government International Bond, 8.000%, 03/15/39	602,500	0.4
			2,606,250	1.7

		Kazakhstan: 2.9%
1,000,000	#	Development Bank of Kazakhstan JSC, 4.125%, 12/10/22	985,278	0.7
1,000,000	#	KazAgro National Management Holding JSC, 4.625%, 05/24/23	967,500	0.6

See Accompanying Notes to Financial Statements

10

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (continued)

2,000,000	#	Kazakhstan Government International Bond, 6.500%, 07/21/45	2,500,890	1.6
			4,453,668	2.9

		Kenya: 0.3%
500,000	#	Kenya Government International Bond, 6.875%, 06/24/24	492,523	0.3

		Lebanon: 1.6%
2,470,000		Lebanon Government International Bond, 6.100%, 10/04/22	2,445,794	1.6

		Mexico: 6.9%
500,000	#	Comision Federal de Electricidad, 5.750%, 02/14/42	520,000	0.3
1,000,000		Mexico Government International Bond, 4.000%, 10/02/23	1,072,000	0.7
1,000,000		Mexico Government International Bond, 4.350%, 01/15/47	987,500	0.7
1,750,000		Petroleos Mexicanos, 4.500%, 01/23/26	1,706,250	1.1
471,000		Petroleos Mexicanos, 4.875%, 01/18/24	478,065	0.3
2,000,000		Petroleos Mexicanos, 5.500%, 06/27/44	1,743,800	1.1
1,000,000	#	Petroleos Mexicanos, 6.750%, 09/21/47	998,500	0.7
2,750,000	#	Petroleos Mexicanos, 6.875%, 08/04/26	3,107,362	2.0
			10,613,477	6.9

		Morocco: 1.2%
1,500,000		Morocco Government International Bond, 4.250%, 12/11/22	1,595,310	1.0
250,000	#	Morocco Government International Bond, 5.500%, 12/11/42	286,790	0.2
			1,882,100	1.2

		Namibia: 0.7%
1,000,000		Namibia International Bonds, 5.500%, 11/03/21	1,080,190	0.7

		Panama: 3.8%
1,000,000		Panama Government International Bond, 3.875%, 03/17/28	1,085,000	0.7
600,000		Panama Government International Bond, 4.300%, 04/29/53	640,500	0.4
1,000,000		Panama Government International Bond, 4.000%, 09/22/24	1,098,750	0.7
1,200,000		Panama Government International Bond, 5.200%, 01/30/20	1,329,000	0.9
1,250,000		Panama Government International Bond, 6.700%, 01/26/36	1,712,500	1.1
			5,865,750	3.8

		Paraguay: 0.8%
1,100,000		Republic of Paraguay, 4.625%, 01/25/23	1,171,500	0.8

		Peru: 1.4%
1,000,000		El Fondo MIVIVIENDA S.A., 3.500%, 01/31/23	1,032,500	0.7
861,000		Peruvian Government International Bond, 5.625%, 11/18/50	1,142,978	0.7
			2,175,478	1.4

		Philippines: 1.9%
1,000,000		Philippine Government International Bond, 6.375%, 01/15/32	1,418,350	0.9
1,000,000		Philippine Government International Bond, 7.750%, 01/14/31	1,560,978	1.0
			2,979,328	1.9

		Poland: 2.5%
1,750,000		Poland Government International Bond, 3.250%, 04/06/26	1,856,706	1.2
750,000		Poland Government International Bond, 3.000%, 03/17/23	781,380	0.5
1,000,000		Poland Government International Bond, 5.125%, 04/21/21	1,131,972	0.8
			3,770,058	2.5

		Romania: 1.4%
500,000	#	Romanian Government International Bond, 4.375%, 08/22/23	554,335	0.4
1,310,000		Romanian Government International Bond, 6.750%, 02/07/22	1,581,622	1.0
			2,135,957	1.4

		Russia: 2.9%
2,000,000		Russian Foreign Bond - Eurobond, 4.750%, 05/27/26	2,159,600	1.4
2,000,000	#	Russian Foreign Bond - Eurobond, 4.875%, 09/16/23	2,202,500	1.5
			4,362,100	2.9

		South Africa: 2.1%
1,000,000	#	Eskom Holdings SOC Ltd, 7.125%, 02/11/25	1,031,090	0.7
1,000,000		South Africa Government International Bond, 4.300%, 10/12/28	995,000	0.6
1,250,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	1,218,595	0.8
			3,244,685	2.1

		Sri Lanka: 1.7%
500,000	#	Sri Lanka Government International Bond, 5.875%, 07/25/22	515,752	0.3

See Accompanying Notes to Financial Statements

11

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (continued)

2,000,000	#	Sri Lanka Government International Bond, 6.825%, 07/18/26	2,155,114	1.4
			2,670,866	1.7

		Tanzania: 0.3%
388,890		Tanzania Government International Bond, 7.250%, 03/09/20	407,362	0.3

		Trinidad And Tobago: 0.2%
375,000		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	371,250	0.2

		Turkey: 4.9%
1,500,000		Turkey Government International Bond, 4.875%, 10/09/26	1,530,180	1.0
2,500,000		Turkey Government International Bond, 6.000%, 01/14/41	2,681,387	1.8
2,700,000		Turkey Government International Bond, 7.375%, 02/05/25	3,200,521	2.1
			7,412,088	4.9

		Ukraine: 2.0%
700,000	#	Ukraine Government International Bond, 4.790%, 05/31/40	226,825	0.2
441,000	#	Ukraine Government International Bond, 7.750%, 09/01/20	432,048	0.3
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/21	337,350	0.3
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/22	335,620	0.2
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/23	333,241	0.2
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/24	331,681	0.2
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/25	329,838	0.2
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/26	328,700	0.2
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/27	326,970	0.2
			2,982,273	2.0

		Uruguay: 2.8%
2,150,000		Uruguay Government International Bond, 4.375%, 10/27/27	2,324,688	1.5
375,000		Uruguay Government International Bond, 4.500%, 08/14/24	413,906	0.3
785,000		Uruguay Government International Bond, 7.625%, 03/21/36	1,110,775	0.7

300,000		Uruguay Government International Bond, 8.000%, 11/18/22	387,450	0.3
			4,236,819	2.8

		Venezuela: 1.4%
1,000,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	570,750	0.4
1,750,000		Petroleos de Venezuela SA, 9.750%, 05/17/35	914,813	0.6
1,250,000		Venezuela Government International Bond, 9.250%, 09/15/27	685,625	0.4
			2,171,188	1.4

		Vietnam: 0.9%
1,200,000		Vietnam Government International Bond, 6.750%, 01/29/20	1,341,446	0.9

		Zambia: 0.8%
750,000	#	Zambia Government International Bond, 8.500%, 04/14/24	738,750	0.5
500,000	#	Zambia Government International Bond, 8.970%, 07/30/27	495,625	0.3
			1,234,375	0.8

	Total Foreign Government Bonds (Cost $117,936,571)		123,777,964	81.0

	Total Long-Term Investments (Cost $137,442,707)		144,489,733	94.6

SHORT-TERM INVESTMENTS: 3.8%
		U.S. Government Agency Obligations: 0.5%
750,000		Federal Home Loan Bank Discount Notes, 0.440%, 02/10/17
		(Cost $748,209)	749,133	0.5

		U.S. Treasury Bills: 2.0%
3,000,000		United States Treasury Bill, 12/29/16
		(Cost $2,997,979)	2,998,014	2.0

		Foreign Government Bonds: 0.6%
500,000		Pakistan Government International Bond, 6.875%, 06/01/17	509,988	0.3
500,000		Petroleos de Venezuela SA, 5.250%, 04/12/17	427,500	0.3
			937,488	0.6

See Accompanying Notes to Financial Statements

12

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
1,109,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
	(Cost $1,109,000)	1,109,000	0.7

	Total Short-Term Investments (Cost $5,821,639)	5,793,635	3.8

	Total Investments in Securities (Cost $143,264,346)	$150,283,368	98.4
	Assets in Excess of Other Liabilities	2,448,265	1.6
	Net Assets	$152,731,633	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
±	Defaulted security

Cost for federal income tax purposes is $143,440,755.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$8,972,957
Gross Unrealized Depreciation	(2,130,344)

Net Unrealized Appreciation	$6,842,613

See Accompanying Notes to Financial Statements

13

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.7%
			United States: 0.7%
MXN	11,000,000	General Electric Capital Corp., 8.500%, 04/06/18	589,719	0.7

		Total Corporate Bonds/Notes (Cost $787,517)	589,719	0.7

FOREIGN GOVERNMENT BONDS: 77.6%
		Brazil: 6.4%
BRL	6,000,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/18	1,801,248	2.0
BRL	1,200,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/19	358,204	0.4
BRL	12,500,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	3,661,337	4.0
			5,820,789	6.4

		Colombia: 6.5%
COP	2,700,000,000	Colombian TES, 7.000%, 05/04/22	956,778	1.1
COP	3,098,000,000	Colombian TES, 7.500%, 08/26/26	1,117,829	1.2
COP	500,000,000	Colombian TES, 7.000%, 09/11/19	176,746	0.2
COP	3,500,000,000	Colombian TES, 11.000%, 07/24/20	1,397,845	1.6
COP	5,306,000,000	Colombian TES, 10.000%, 07/24/24	2,191,975	2.4
			5,841,173	6.5

		Hungary: 4.7%
HUF	230,000,000	Hungary Government Bond, 3.500%, 06/24/20	899,249	1.0
HUF	50,000,000	Hungary Government Bond, 4.000%, 04/25/18	192,356	0.2
HUF	150,000,000	Hungary Government Bond, 6.500%, 06/24/19	625,145	0.7
HUF	275,000,000	Hungary Government International Bond, 6.000%, 11/24/23	1,245,800	1.4
HUF	273,000,000	Hungary Government International Bond, 7.000%, 06/24/22	1,256,561	1.4
			4,219,111	4.7

		Indonesia: 9.9%
IDR	10,950,000,000	Indonesia Treasury Bond, 7.000%, 05/15/22	846,627	0.9
IDR	10,000,000,000	Indonesia Treasury Bond, 7.000%, 05/15/27	766,353	0.8

IDR	15,000,000,000		Indonesia Treasury Bond, 8.250%, 06/15/32	1,252,551	1.4
IDR	20,290,000,000		Indonesia Treasury Bond, 8.250%, 07/15/21	1,644,378	1.8
IDR	17,087,000,000		Indonesia Treasury Bond, 8.375%, 03/15/24	1,419,880	1.6
IDR	15,000,000,000		Indonesia Treasury Bond, 8.375%, 03/15/34	1,256,225	1.4
IDR	16,000,000,000		Indonesia Treasury Bond, 9.000%, 03/15/29	1,401,885	1.6
IDR	4,112,000,000		Indonesia Treasury Bond, 11.000%, 09/15/25	395,324	0.4
				8,983,223	9.9

			Malaysia: 4.7%
MYR	780,000		Malaysia Government Bond, 3.418%, 08/15/22	188,194	0.2
MYR	6,980,000		Malaysia Government Bond, 3.480%, 03/15/23	1,688,250	1.9
MYR	1,599,000		Malaysia Government Bond, 3.492%, 03/31/20	390,351	0.4
MYR	2,510,000		Malaysia Government Bond, 3.955%, 09/15/25	619,611	0.7
MYR	1,494,000		Malaysia Government Bond, 4.160%, 07/15/21	375,368	0.4
MYR	2,000,000		Malaysia Government Bond, 4.181%, 07/15/24	503,383	0.6
MYR	1,800,000		Malaysia Government Bond, 4.392%, 04/15/26	459,088	0.5
				4,224,245	4.7

			Mexico: 7.8%
MXN	15,700,000		Mexican Bonos, 6.500%, 06/10/21	835,037	0.9
MXN	23,000,000		Mexican Bonos, 6.500%, 06/09/22	1,226,497	1.4
MXN	19,000,000		Mexican Bonos, 8.500%, 11/18/38	1,210,796	1.3
MXN	44,500,000		Mexican Bonos, 8.000%, 06/11/20	2,475,384	2.7
MXN	20,000,000		Mexican Bonos, 10.000%, 12/05/24	1,304,968	1.5
				7,052,682	7.8

			Peru: 2.4%
PEN	3,358,000		Peruvian Government International Bond, 6.350%, 08/12/28	991,151	1.1
PEN	405,000	#	Peruvian Government International Bond, 7.840%, 08/12/20	133,352	0.1

See Accompanying Notes to Financial Statements

14

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (continued)

PEN	3,000,000	Peruvian Government International Bond, 8.200%, 08/12/26	1,056,199	1.2
			2,180,702	2.4

		Philippines: 0.6%
PHP	26,000,000	Philippine Government International Bond, 3.900%, 11/26/22	537,478	0.6

		Poland: 8.4%
PLN	1,660,000	Poland Government Bond, 1.750%, 07/25/21	423,767	0.5
PLN	2,525,000	Poland Government Bond, 3.250%, 07/25/25	681,615	0.8
PLN	6,300,000	Poland Government Bond, 4.000%, 10/25/23	1,789,962	2.0
PLN	6,287,000	Poland Government Bond, 5.250%, 10/25/20	1,841,429	2.0
PLN	730,000	Poland Government Bond, 5.500%, 10/25/19	211,160	0.2
PLN	8,720,000	Poland Government Bond, 5.750%, 10/25/21	2,648,906	2.9
			7,596,839	8.4

		Romania: 2.9%
RON	3,900,000	Romania Government Bond, 2.500%, 04/29/19	1,016,955	1.1
RON	2,560,000	Romania Government Bond, 5.850%, 04/26/23	775,661	0.9
RON	2,850,000	Romania Government Bond, 5.950%, 06/11/21	842,362	0.9
			2,634,978	2.9

		Russia: 3.3%
RUB	68,400,000	Russian Federal Bond - OFZ, 6.400%, 05/27/20	1,029,365	1.1
RUB	76,200,000	Russian Federal Bond - OFZ, 6.700%, 05/15/19	1,170,394	1.3
RUB	40,000,000	Russian Federal Bond - OFZ, 7.500%, 08/18/21	619,412	0.7
RUB	10,000,000	Russian Federal Bond - OFZ, 7.600%, 04/14/21	155,267	0.2
			2,974,438	3.3

		South Africa: 4.9%
ZAR	1,800,000	Kommunalbanken AS, 6.500%, 06/07/18	127,960	0.1
ZAR	15,303,122	South Africa Government Bond, 6.250%, 03/31/36	815,590	0.9
ZAR	17,000,000	South Africa Government Bond, 8.000%, 01/31/30	1,141,025	1.3

ZAR	28,250,000	South Africa Government Bond, 10.500%, 12/21/26	2,310,849	2.6
			4,395,424	4.9

		Supranational: 3.6%
ZAR	6,900,000	European Investment Bank, 8.125%, 12/21/26	493,150	0.5
ZAR	3,750,000	European Investment Bank, 8.375%, 07/29/22	276,184	0.3
ZAR	6,190,000	European Investment Bank, 8.500%, 09/17/24	453,390	0.5
ZAR	8,000,000	European Investment Bank, 9.000%, 12/21/18	594,335	0.7
ZAR	12,460,000	European Investment Bank, 9.000%, 03/31/21	936,500	1.0
ZAR	7,500,000	Nordic Investment Bank, 7.000%, 09/25/18	538,672	0.6
			3,292,231	3.6

		Thailand: 4.8%
THB	13,500,000	Thailand Government Bond, 3.450%, 03/08/19	406,726	0.5
THB	96,000,000	Thailand Government Bond, 3.625%, 06/16/23	3,066,545	3.4
THB	24,755,000	Thailand Government Bond, 3.850%, 12/12/25	819,782	0.9
			4,293,053	4.8

		Turkey: 6.7%
TRY	2,500,000	Turkey Government Bond, 6.300%, 02/14/18	812,487	0.9
TRY	555,000	Turkey Government Bond, 7.100%, 03/08/23	165,412	0.2
TRY	4,665,000	Turkey Government Bond, 8.000%, 03/12/25	1,426,790	1.6
TRY	485,000	Turkey Government Bond, 8.800%, 09/27/23	156,602	0.2
TRY	3,329,000	Turkey Government Bond, 9.400%, 07/08/20	1,126,591	1.2
TRY	5,000,000	Turkey Government Bond, 9.500%, 01/12/22	1,689,564	1.8

See Accompanying Notes to Financial Statements

15

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (continued)

TRY	2,020,000	Turkey Government Bond, 10.500%, 01/15/20	707,774	0.8
			6,085,220	6.7

		Total Foreign Government Bonds (Cost $76,979,996)	70,131,586	77.6

		Total Long-Term Investments (Cost $77,767,513)	70,721,305	78.3

SHORT-TERM INVESTMENTS: 20.2%
			U.S. Government Agency Obligations: 1.4%
	750,000	Federal Home Loan Bank Discount Notes, 11/09/16	749,838	0.8
	500,000	Federal Home Loan Bank Discount Notes, 02/10/17	499,422	0.6
			1,249,260	1.4

		U.S. Treasury Bills: 8.9%
	4,000,000	United States Treasury Bill, 12/29/16	3,997,352	4.5
	4,000,000	United States Treasury Bill, 03/09/17	3,993,152	4.4
			7,990,504	8.9

			Foreign Government Bonds: 5.8%
MYR	7,000,000	Asian Development Bank, 4.000%, 02/08/17	1,698,968	1.9
BRL	2,000,000	Banco do Brasil SA/Cayman, 9.750%, 07/18/17	593,453	0.7
HUF	55,600,000	European Investment Bank, 6.250%, 10/27/16	203,493	0.2
MYR	9,000,000	Export-Import Bank of Korea, 4.070%, 02/02/17	2,177,776	2.4
IDR	7,500,000,000	Inter-American Development Bank, 7.250%, 07/17/17	578,261	0.6
			5,251,951	5.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.1%
3,713,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
	(Cost $3,713,000)	3,713,000	4.1

	Total Short-Term Investments (Cost $18,910,254)	18,204,716	20.2

	Total Investments in Securities (Cost $96,677,767)	$88,926,020	98.5
	Assets in Excess of Other Liabilities	1,397,076	1.5
	Net Assets	$90,323,096	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

BRL	Brazilian Real
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

Cost for federal income tax purposes is $96,934,846.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,398,980
Gross Unrealized Depreciation	(9,407,806)

Net Unrealized Depreciation	$(8,008,826)

See Accompanying Notes to Financial Statements

16

Voya Securitized credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 34.1%
		United States: 34.1%
1,506,446		Alternative Loan Trust 2004-32CB, 0.925%, 02/25/35	1,324,810	0.5
5,530,392		Alternative Loan Trust 2005-10CB 1A1, 1.025%, 05/25/35	4,440,074	1.7
877,335		Alternative Loan Trust 2005-31, 0.805%, 08/25/35	694,723	0.3
622,768		Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/36	572,284	0.2
1,121,360		Alternative Loan Trust 2005-J2 1A12, 0.925%, 04/25/35	921,673	0.4
691,163		Alternative Loan Trust 2006-19CB A12, 0.925%, 08/25/36	430,667	0.2
1,245,898		Alternative Loan Trust 2006-20CB, 6.000%, 07/25/36	924,267	0.4
933,823		Alternative Loan Trust 2007-18CB, 0.995%, 08/25/37	544,943	0.2
707,717		Bear Stearns ALT-A Trust 2005-10, 2.953%, 01/25/36	593,455	0.2
357,225		Bear Stearns ALT-A Trust 2005-4 23A1, 2.980%, 05/25/35	345,386	0.1
1,044,318		Bear Stearns ALT-A Trust 2005-7, 3.239%, 09/25/35	943,198	0.4
3,331,306		Bear Stearns ALT-A Trust 2005-9 26A1, 2.939%, 11/25/35	2,682,056	1.1
750,000	#	Bellemeade Re Ltd. 2015-1A M2, 4.825%, 07/25/25	754,456	0.3
453,506		Chase Mortgage Finance Trust Series 2006-A1, 3.052%, 09/25/36	407,747	0.2
381,404		Chase Mortgage Finance Trust Series 2007-A1, 3.023%, 02/25/37	352,444	0.1
924,056		CHL Mortgage Pass-Through Trust 2004-22 A3, 2.725%, 11/25/34	880,620	0.3
1,297,450		CHL Mortgage Pass-Through Trust 2006-1, 6.000%, 03/25/36	1,119,576	0.4
392,914		CHL Mortgage Pass-Through Trust 2007-14, 0.925%, 09/25/37	276,642	0.1
1,118,889		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/37	1,018,850	0.4
995,566		Citigroup Mortgage Loan Trust 2006-AR2 1A1, 2.963%, 03/25/36	915,539	0.4

529,394		Citigroup Mortgage Loan Trust 2007-10 22AA, 3.296%, 09/25/37	486,795	0.2
1,314,019	#	Citigroup Mortgage Loan Trust 2013-7, 2.766%, 08/25/36	1,081,286	0.4
858,026		Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2, 3.043%, 08/25/35	800,756	0.3
432,749		CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/37	377,928	0.1
672,587	#	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1, 4.056%, 06/27/37	666,070	0.3
5,768,989		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 0.811%, 08/19/45	4,882,264	1.9
500,000		Fannie Mae Connecticut Avenue Securities 2015-C03 1M2, 5.525%, 07/25/25	534,234	0.2
3,000,000		Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 4.775%, 01/25/29	3,088,717	1.2
3,000,000		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 4.975%, 01/25/29	3,104,329	1.2
500,000		Fannie Mae Connecticut Avenue Securities, 6.525%, 09/25/28	553,196	0.2
897,711		First Horizon Mortgage Pass-Through Trust 2006-AR4, 2.761%, 01/25/37	791,859	0.3
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN2 M3, 4.125%, 04/25/24	515,423	0.2
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN4 M3, 5.075%, 10/25/24	1,061,829	0.4
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.275%, 10/25/24	1,069,951	0.4
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.225%, 04/25/28	531,316	0.2
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 5.325%, 05/25/28	535,842	0.2
750,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 6.075%, 07/25/28	825,704	0.3
3,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA2 M3, 5.175%, 10/25/28	3,159,781	1.2

See Accompanying Notes to Financial Statements

17

Voya Securitized credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (continued)

3,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA3 M3, 5.525%, 12/25/28	3,212,219	1.3
354,486		GSR Mortgage Loan Trust 2005-AR5, 3.215%, 10/25/35	313,506	0.1
991,281		GSR Mortgage Loan Trust, 2.952%, 01/25/36	928,038	0.4
6,092,815		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 0.735%, 02/25/46	4,867,949	1.9
804,935	#	Jefferies Resecuritization Trust 2009-R6, 2.963%, 03/26/36	785,311	0.3
1,276,390		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/36	1,137,447	0.4
398,334		JP Morgan Mortgage Trust 2007-A3, 3.297%, 05/25/37	353,658	0.1
1,701,934		JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/37	1,406,037	0.6
467,158		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 0.905%, 08/25/35	451,697	0.2
312,093		Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2, 2.652%, 02/25/35	301,595	0.1
443,451		Morgan Stanley Mortgage Loan Trust 2005-10, 5.500%, 12/25/35	400,027	0.2
3,742,502		MortgageIT Trust 2004-1 B1, 2.325%, 11/25/34	3,352,346	1.3
449,672		Structured Adjustable Rate Mortgage Loan Trust, 2.976%, 03/25/35	438,592	0.2
6,027,510		TBW Mortgage-Backed Trust 2006-6 A5B, 6.040%, 01/25/37	3,332,780	1.3
7,186,728		TBW Mortgage-Backed Trust 2007-2 A1A, 5.965%, 07/25/37	4,989,954	2.0
866,953		WaMu 2005-AR16 1A1 12/35, 2.599%, 12/25/35	817,104	0.3
709,901		Wachovia Mortgage Loan Trust LLC Series 2005-B Trust 2A1, 3.104%, 10/20/35	647,823	0.3
920,971		Wachovia Mortgage Loan Trust LLC Series 2005-B Trust 2A2, 3.104%, 10/20/35	840,436	0.3
1,305,465		WaMu Mortgage Pass Through Certificates, 2.791%, 09/25/36	1,188,367	0.5
766,659		WaMu Mortgage Pass-Through Certificates Series 2006-AR14 Trust, 2.237%, 11/25/36	685,187	0.3
1,072,828		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 2A3, 2.270%, 12/25/36	918,059	0.4

604,569		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 3A1, 3.696%, 12/25/36	556,194	0.2
1,300,218		WaMu Mortgage Pass-Through Certificates Series 2006-AR6 2A3, 2.776%, 08/25/36	1,165,302	0.5
1,209,205		WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust 3A2, 4.172%, 02/25/37	1,128,803	0.4
839,388		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.603%, 12/25/36	735,650	0.3
1,177,439		WaMu Mortgage Pass-Through Certificates WMALT Series Trust 2007-OC1 A3, 0.755%, 01/25/47	894,728	0.4
827,800		WaMu Mortgage Pass-through Certificates, 2.544%, 02/25/37	747,244	0.3
938,902		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/35	894,225	0.3
749,449		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/35	699,484	0.3
1,306,038		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/35	1,219,531	0.5
518,463		Wells Fargo Alternative Loan Trust, 6.250%, 07/25/37	472,428	0.2
452,369		Wells Fargo Mortgage Backed Securities 2006-AR4 Trust 2A4, 3.198%, 04/25/36	416,151	0.2
596,611		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust, 3.088%, 05/25/36	569,343	0.2
1,999,548		Wells Fargo Mortgage Backed Securities 2007-AR7 Trust A1, 2.944%, 12/28/37	1,845,650	0.7
108,029	#	Wells Fargo Mortgage-Backed Securities Trust, 3.058%, 06/26/35	107,498	0.0

	Total Collateralized Mortgage Obligations (Cost $86,607,265)		87,031,053	34.1

ASSET-BACKED SECURITIES: 28.8%
		Cayman Islands: 9.6%
2,000,000	#	Apidos CLO XIV 2013-14A D, 4.180%, 04/15/25	1,976,050	0.8
500,000	#	Atrium V 5A B, 1.501%, 07/20/20	492,808	0.2

See Accompanying Notes to Financial Statements

18

Voya Securitized credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (continued)

1,000,000	#	Atrium V 5A D, 4.511%, 07/20/20	998,611	0.4
500,000	#	Bluemountain CLO III Ltd. 2007-3A C, 1.547%, 03/17/21	497,031	0.2
3,050,000	#	Carlyle Global Market Strategies CLO 2013-2 Ltd., 4.429%, 04/18/25	3,042,576	1.2
577,782	#	CIFC Funding 2006-2A B2L, 4.842%, 03/01/21	577,762	0.2
500,000	#	Cornerstone CLO Ltd. 2007-1A C, 3.080%, 07/15/21	493,209	0.2
1,000,000	#	Dryden XXV Senior Loan Fund 2012-25A D, 4.680%, 01/15/25	999,983	0.4
500,000	#	Emerson Park CLO Ltd. 2013-1A D, 4.430%, 07/15/25	489,196	0.2
784,464	#	Fraser Sullivan CLO II Ltd. 2006-2A D, 2.357%, 12/20/20	783,541	0.3
1,680,000	#	Fraser Sullivan CLO II Ltd. 2006-2A E, 4.357%, 12/20/20	1,657,928	0.6
750,000	#	GoldenTree Loan Opportunities IV Ltd., 5.051%, 08/18/22	750,657	0.3
250,000	#	Landmark IX CDO Ltd. 2007-9A D, 2.130%, 04/15/21	249,911	0.1
1,000,000	#	LCM XIII L.P. 13A D, 4.488%, 01/19/23	999,989	0.4
213,621	#	Madison Park Funding IV Ltd., 4.466%, 03/22/21	209,478	0.1
500,000	#	Madison Park Funding Ltd., 3.971%, 07/26/21	500,138	0.2
1,000,000	#	Madison Park Funding XIV Ltd. 2014-14A D, 4.296%, 07/20/26	987,640	0.4
1,000,000	#	Muir Grove CLO Ltd. 2007-1A C, 3.715%, 03/25/20	1,000,208	0.4
1,150,000	#	Octagon Investment Partners XIV Ltd. 2012-1A C, 4.680%, 01/15/24	1,131,187	0.4
1,000,000	#	OHA Loan Funding Ltd. 2013-1A D, 4.315%, 07/23/25	994,487	0.4
500,000	#	Shasta CLO Ltd. 2007-1A BSL, 4.246%, 04/20/21	497,004	0.2
1,000,000	#	Telos CLO 2006-1A E Ltd., 4.915%, 10/11/21	1,001,336	0.4
250,000	#	Telos CLO 2007-2A D Ltd., 2.880%, 04/15/22	244,629	0.1
4,090,000	#	Venture XIII CLO Ltd. 2013-13A D, 4.395%, 06/10/25	3,975,779	1.5
			24,551,138	9.6

		United States: 19.2%
1,000,000	#	American Homes 4 Rent 2015-SFR1 E, 5.639%, 04/17/52	1,066,754	0.4
1,113,757	#,^	American Homes 4 Rent 2015-SFR1 XS, 04/17/52	–	–

1,750,000	#	American Homes 4 Rent 2015-SFR2 Trust Class C, 4.691%, 10/17/45	1,942,284	0.8
2,476,555	#,^	American Homes 4 Rent 2015-SFR2 Trust Class XS, 10/17/45	–	–
848,259		Bear Stearns Asset Backed Securities I Trust 2006-HE9 3A, 0.665%, 11/25/36	758,584	0.3
454,818		Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 3.239%, 10/25/36	438,916	0.2
885,817	+	C-BASS Mortgage Loan Trust 2007-CB2, 4.444%, 02/25/37	660,199	0.3
1,000,000	#	Commonbond Student Loan Trust 2016-A, 4.000%, 05/25/40	962,683	0.4
1,920,000	#	Earnest Student Loan Program 2016-B LLC, 4.810%, 09/25/36	1,963,055	0.8
1,000,000	#	Earnest Student Loan Program 2016-C B, 4.460%, 01/26/37	1,001,575	0.4
1,225,000		First NLC Trust 2005-2, 1.045%, 09/25/35	1,058,882	0.4
4,338,385		GSAA Home Equity Trust 2006-14, 0.775%, 09/25/36	2,707,301	1.1
6,039,885		GSAMP Trust 2006-HE6, 0.675%, 08/25/36	4,973,152	1.9
1,925,035	#	HERO Funding Trust 2016-2, 3.750%, 09/20/41	1,955,720	0.8
4,000,000	#	HERO Funding Trust 2016-3, 3.080%, 09/20/42	4,000,000	1.6
1,000,000		Home Equity Asset Trust 2007-3 2A3, 0.765%, 08/25/37	900,290	0.4
1,000,000	#	Invitation Homes Trust 2014-SFR2 E, 3.677%, 06/17/32	997,204	0.4
674,149		JP Morgan Mortgage Acquisition Trust 2006-CH2 AV4, 0.665%, 10/25/36	643,354	0.2
600,000		JP Morgan Mortgage Acquisition Trust 2007-CH5, 0.685%, 05/25/37	567,964	0.2
1,000,000		Madison Park Funding Ltd. 2007-6X E, 5.971%, 07/26/21	1,000,400	0.4
321,566	#	Marketplace Loan Trust Series 2015-AV1 A, 4.000%, 09/15/21	323,676	0.1
1,080,000	#	Oscar US Funding Trust II, 2.440%, 06/15/22	1,069,714	0.4
600,000		Popular ABS Mortgage Pass-Through Trust 2005-D, 4.184%, 01/25/36	597,618	0.2
3,800,000	#	Progress Residential 2015-SFR3 Trust, 4.327%, 11/12/32	3,992,253	1.6
573,865		RAMP Series 2004-RS5 Trust, 5.750%, 05/25/34	564,957	0.2

See Accompanying Notes to Financial Statements

19

Voya Securitized credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (continued)

1,200,000		Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/35	1,155,072	0.4
5,000,000		Santander Drive Auto Receivables Trust 2015-5 D, 3.650%, 12/15/21	5,169,688	2.0
733,647		SG Mortgage Securities Trust 2006-OPT2 A2, 0.665%, 10/25/36	617,917	0.2
935,771	#	Sofi Consumer Loan Program 2016-1 LLC, 3.260%, 08/25/25	945,588	0.4
1,000,000	#	SoFi Consumer Loan Program 2016-2A B, 4.770%, 10/27/25	1,009,632	0.4
2,000,000	#	SoFi Professional Loan Program 2015-B LLC, 3.520%, 03/25/36	2,046,597	0.8
935,000	#	SoFi Professional Loan Program 2015-d LLC, 3.590%, 10/26/37	956,526	0.4
1,600,000	#	Sofi Professional Loan Program 2016-B LLC, 3.800%, 04/25/37	1,664,701	0.6
561,000	#	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	568,292	0.2
795,884		Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 0.695%, 12/25/36	733,842	0.3
			49,014,390	19.2

	Total Asset-Backed Securities (Cost $72,823,645)		73,565,528	28.8

COMMERCIAL MORTGAGE-BACKED SECURITIES: 29.7%
		United States: 29.7%
2,000,000	#	BAMLL Re-REMIC Trust 2015-FRR11 A705, 1.868%, 09/27/44	1,898,145	0.7
1,000,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.723%, 06/10/49	996,997	0.4
1,000,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 6.005%, 02/10/51	1,013,057	0.4
813,000	#	Banc of America Commercial Mortgage Trust 2007-4 B, 6.005%, 02/10/51	798,047	0.3
51,500,000	#,^	BBCCRE Trust 2015-GTP XB, 0.306%, 08/10/33	902,100	0.3
1,500,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP16, 5.410%, 02/13/46	1,518,971	0.6
1,000,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR10, 5.793%, 12/11/40	1,053,222	0.4

1,000,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 D, 5.074%, 09/11/42	1,001,045	0.4
2,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G 2/42, 5.946%, 02/13/42	2,027,011	0.8
2,257,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.907%, 04/12/38	2,126,764	0.8
1,000,000		Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 AJ, 6.083%, 06/11/50	1,005,490	0.4
4,000,000		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/48	4,008,413	1.6
433,241		COBALT CMBS Commercial Mortgage Trust 2006-C1 AM, 5.254%, 08/15/48	433,187	0.2
12,571,358	^	COMM 2012-CCRE5 XA Mortgage Trust, 1.905%, 12/10/45	899,523	0.3
5,000,000		COMM 2015-PC1 Mortgage Trust, 4.591%, 07/10/50	4,551,058	1.8
500,000		Commercial Mortgage Trust 2007-GG11 AJ, 6.236%, 12/10/49	500,564	0.2
2,069,000		Credit Suisse Commercial Mortgage Trust Series 2007-C3 AM, 5.881%, 06/15/39	2,083,321	0.8
1,170,000		Credit Suisse Commercial Mortgage Trust Series 2007-C4 A1AJ, 6.134%, 09/15/39	1,175,598	0.5
1,257,120	#,^	DBUBS 2011-LC1A XA, 1.042%, 11/10/46	27,751	0.0
31,400,000	^	FHLMC Multifamily Structured Pass Through Certificates K717 X3, 1.681%, 11/25/42	2,153,943	0.8
3,307,000	^	Freddie Mac Series K015 X3, 2.896%, 08/25/39	396,659	0.1
55,221,030	#,^	FREMF 2013-K29 Mortgage Trust, 0.125%, 05/25/46	358,351	0.1
25,675		GCCFC Commercial Mortgage Trust, 5.645%, 04/10/37	25,657	0.0
225,000	#	GE Capital Commercial Mortgage Series 2005-C2 H, 5.647%, 05/10/43	224,372	0.1
10,744,221	^	GS Mortgage Securities Corp. II 2012-GCJ9 XA, 2.456%, 11/10/45	907,503	0.3

See Accompanying Notes to Financial Statements

20

Voya Securitized credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (continued)

1,100,000	#	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/43	949,613	0.4
1,000,000	#	GS Mortgage Securities Trust 2010-C2, 4.548%, 12/10/43	928,407	0.4
2,000,000	#	GS Mortgage Securities Trust 2011-GC3, 5.821%, 03/10/44	2,050,894	0.8
3,588,230	#,^	GS Mortgage Securities Trust 2011-GC5, 1.540%, 08/10/44	189,411	0.1
25,468,463	^	GS Mortgage Securities Trust 2013-GCJ14, 0.972%, 08/10/46	928,843	0.4
243,915,485	^	GSCCRE Commercial Mortgage Trust 2015-HULA XCP, 0.373%, 08/15/32	324,408	0.1
44,268,922	^	JPMBB Commercial Mortgage Securities Trust 2013-C14 XA, 1.087%, 08/15/46	1,280,673	0.5
1,000,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 J, 4.733%, 01/12/39	971,842	0.4
2,000,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.066%, 01/12/37	2,063,479	0.8
2,880,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.097%, 01/12/37	2,898,148	1.1
5,000,000		JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11 AM, 5.940%, 06/15/49	5,036,173	2.0
1,804,462	#	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 TAC1, 7.990%, 07/15/46	1,823,671	0.7
2,000,000		LB-UBS Commercial Mortgage Trust 2005-C3, 5.013%, 07/15/40	1,947,481	0.8
1,000,000		LB-UBS Commercial Mortgage Trust 2007-C6 AJ, 6.322%, 07/15/40	999,140	0.4
1,000,000	#	Merrill Lynch Mortgage Trust 2005-MKB2 E, 6.267%, 09/12/42	1,025,365	0.4
766,500	#	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5, 4.838%, 08/15/45	761,106	0.3
409,260		Morgan Stanley Capital I Trust 2005-TOP17, 4.880%, 12/13/41	404,983	0.1
170,000		Morgan Stanley Capital I Trust 2005-TOP19, 5.289%, 06/12/47	178,603	0.1
2,000,000	#	Morgan Stanley Capital I Trust 2005-TOP19, 5.772%, 06/12/47	2,022,397	0.8

5,000,000		Morgan Stanley Capital I Trust 2006-IQ11, 6.064%, 10/15/42	5,014,526	2.0
1,100,000		Morgan Stanley Capital I Trust 2007-HQ12 C, 5.902%, 04/12/49	1,094,207	0.4
1,500,000	#	Morgan Stanley Capital I Trust 2008-TOP29 D, 6.477%, 01/11/43	1,491,667	0.6
620,000	#	Morgan Stanley Capital I Trust 2011-C1 C, 5.601%, 09/15/47	696,855	0.3
300,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.601%, 09/15/47	327,466	0.1
2,000,000	#	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	1,793,518	0.7
1,500,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25 D, 6.010%, 05/15/43	1,496,324	0.6
2,000,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AJ, 5.632%, 10/15/48	1,994,238	0.8
1,000,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AJ, 6.158%, 02/15/51	1,002,577	0.4
500,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C33 B, 6.158%, 02/15/51	482,864	0.2
9,872,498	^	Wells Fargo Commercial Mortgage Trust 2016-NXS5 XA, 1.736%, 01/15/59	959,271	0.4
9,069,718	#,^	WFRBS Commercial Mortgage Trust 2012-C6, 2.410%, 04/15/45	764,224	0.3

	Total Commercial Mortgage-Backed Securities (Cost $76,071,408)		75,989,123	29.7

	Total Long-Term Investments (Cost $235,502,318)		236,585,704	92.6

SHORT-TERM INVESTMENTS: 7.5%
		U.S. Treasury Bills: 2.8%
4,000,000		United States Treasury Bill, 0.330%, 02/09/17	3,995,220	1.6
3,000,000		United States Treasury Bill, 0.390%, 03/09/17	2,994,864	1.2
			6,990,084	2.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.7%
2,008,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.336%	2,008,000	0.8

See Accompanying Notes to Financial Statements

21

Voya Securitized credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (continued)

10,040,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††	10,040,000	3.9
	Total Mutual Funds (Cost $12,048,000)	12,048,000	4.7

	Total Short-Term Investments (Cost $19,038,504)	19,038,084	7.5

	Total Investments in Securities (Cost $254,540,822)	$255,623,788	100.1
	Liabilities in Excess of Other Assets	(227,791)	(0.1)
	Net Assets	$255,395,997	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,755,013
Gross Unrealized Depreciation	(1,672,047)

Net Unrealized Appreciation	$1,082,966

See Accompanying Notes to Financial Statements

22

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: December 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: December 6, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: December 6, 2016